UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:   BlackRock Funds II

  BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

  BlackRock Strategic Income Opportunities Portfolio

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,

              55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Argentina — 0.4%
Banco Hipotecario SA, 9.75%, 11/30/20 (a)	USD	200	$213,000
Colombia — 0.6%
Pacific Exploration & Production Corp.:
5.38%, 1/26/19		480	81,600
7.25%, 12/12/21		1,270	215,900

			297,500
Russia — 3.1%
ALROSA Finance SA, 7.75%, 11/03/20		1,500	1,635,000
Total Corporate Bonds — 4.1%			2,145,500

Foreign Agency Obligations		Par (000)	Value
Brazil — 4.7%
Petrobras Global Finance BV, 6.85%, 6/05/15		3,469	2,419,628
Colombia — 1.0%
Ecopetrol SA, 5.88%, 5/28/45		688	541,594
Kazakhstan — 6.4%
KazMunayGas National Co. JSC, 5.75%, 4/30/43		3,934	3,324,230
Mexico — 2.0%
Petroleos Mexicanos, 5.63%, 1/23/46		1,238	1,040,415
Russia — 7.0%
Gazprom OAO Via Gaz Capital SA:
8.63%, 4/28/34		1,098	1,293,411
7.29%, 8/16/37		2,137	2,323,988

			3,617,399
South Africa — 2.0%
Eskom Holdings SOC Ltd., 7.13%, 2/11/25 (a)		1,100	1,015,982

Foreign Agency Obligations		Par (000)	Value
Venezuela — 4.1%
Petroleos de Venezuela SA:
12.75%, 2/17/22	USD	1,100	$501,050
9.75%, 5/17/35		4,285	1,628,324

			2,129,374
Total Foreign Agency Obligations — 27.2%			14,088,622

Foreign Government Obligations		Par (000)	Value
Angola — 1.1%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19		569	553,109
Argentina — 5.7%
Argentina Bonar Bonds, 7.00%, 4/17/17		2,154	2,173,752
Provincia de Buenos Aires:
10.88%, 1/26/21		100	108,250
9.13%, 3/16/24 (a)		390	400,920
9.63%, 4/18/28		233	244,650

			2,927,572
Belarus — 3.8%
Republic of Belarus, 8.95%, 1/26/18		1,900	1,976,000
Brazil — 2.7%
Brazil Letras do Tesouro Nacional, 0.00%, 7/01/17 (b)		6	1,397,021
Cameroon — 0.5%
Republic of Cameroon, 9.50%, 11/19/25		269	253,533
Colombia — 2.5%
Republic of Colombia:
7.75%, 4/14/21	COP	2,240,000	756,021
10.00%, 7/24/24			544,336

			1,300,357
Dominican Republic — 3.0%
Dominican Republic, 7.45%, 4/30/44 (a)	USD	1,483	1,557,150

Portfolio Abbreviations
ABS	Asset-Backed Security	ETF	Exchange-Traded Fund	PEN	Peruvian Nuevo Sol
AGM	Assurance Guaranty Municipal Corp.	EUR	Euro	PIK	Payment-in-kind
AKA	Also Known As	EURIBOR	Euro Interbank Offered Rate	PLN	Polish Zloty
AMBAC	AMBAC Assurance Corp.	FKA	Formerly Known As	PRIBOR	Prague Interbank Offered Rate
ARS	Argentine Peso	GBP	British Pound	RB	Revenue Bonds
AUD	Australian Dollar	GO	General Obligation Bonds	REMIC	Real Estate Mortgage Investment Conduit
BRL	Brazilian Real	HKD	Hong Kong Dollar	RUB	Russian Ruble
BUBOR	Budapest Interbank Offered Rate	HUF	Hungarian Forint	SAR	Saudi Arabian Riyal
BZDIOVER	Overnight Brazil CETIP — Interbank Rate	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CDO	Collateralized Debt Obligation	JPY	Japanese Yen	SPDR	Standard & Poor’s Depositary Receipts
CHF	Swiss Franc	KRW	South Korean Won	STIBOR	Stockholm Interbank Offered Rate
CLO	Collateralized Loan Obligation	KZT	Kazakhstani Tenge	TBA	To-be-announced
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	THB	Thai Baht
CNH	Chinese Yuan Offshore	MIBOR	Mumbai Interbank Offer Rate	TRY	Turkish Lira
CNY	Chinese Yuan	MXIBTIIE	Mexico Interbank TIIE 28 Day	TWD	Taiwan New Dollar
COOIS	Colombia Overnight Interbank Reference Rate	MXN	Mexican Peso	USD	US Dollar
COP	Colombian Peso	MYR	Malaysian Ringgit	WIBOR	Warsaw Interbank Offered Rate
CZK	Czech Koruna	NZD	New Zealand Dollar	ZAR	South African Rand
DKK	Danish Krone	OTC	Over-the-counter

BLACKROCK FUNDS II	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Foreign Government Obligations		Par (000)	Value
Ghana — 1.0%
Republic of Ghana, 7.88%, 8/07/23	USD	685	$543,127
Hungary — 10.1%
Republic of Hungary:
5.50%, 6/24/25	HUF	281,000	1,240,186
7.63%, 3/29/41		2,834	4,012,944

			5,253,130
Indonesia — 7.3%
Republic of Indonesia:
8.38%, 9/15/26	IDR	19,214,000	1,515,819
8.38%, 3/15/34	29,684,000		2,261,648

			3,777,467
Mexico — 2.0%
United Mexican States, 7.75%, 11/13/42	MXN	159	1,036,919
Nigeria — 1.0%
Federal Republic of Nigeria, 6.38%, 7/12/23	USD	556	511,520
Panama — 0.0%
Republic of Panama, 9.38%, 4/01/29		1	1,490
Romania — 3.5%
Republic of Romania, 6.13%, 1/22/44		1,468	1,791,145
Russia — 4.4%
Russian Federation, 8.15%, 2/03/27	RUB	160,521	2,267,387
Serbia — 4.5%
Republic of Serbia, 5.88%, 12/03/18	USD	2,250	2,353,005

Foreign Government Obligations		Par (000)	Value
Turkey — 2.5%
Republic of Turkey, 8.00%, 3/12/25	TRY	4,000	$1,275,108
Venezuela — 0.5%
Bolivarian Republic of Venezuela, 9.38%, 1/13/34	USD	721	255,955
Total Foreign Government Obligations — 56.1%			29,030,995

Total Long-Term Investments (Cost — $43,661,312) — 87.4%			45,265,117

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(d)		2,573,162	2,573,162
Total Short-Term Securities (Cost — $2,573,162) — 5.0%			2,573,162
Total Investments (Cost — $46,234,474*) — 92.4%			47,838,279
Other Assets Less Liabilities — 7.6%			3,951,772

Net Assets — 100.0%			$51,790,051

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$46,631,738

Gross unrealized appreciation	$1,478,556
Gross unrealized depreciation	(272,015)

Net unrealized appreciation	$1,206,541

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,616,720	(4,043,558)	2,573,162	$2,531

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

      Forward Foreign Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	2,907,420	USD	121,316	Deutsche Bank AG	4/07/16	$1,020
HUF	358,946,410	USD	1,302,848	Deutsche Bank AG	4/07/16	(1,759)
JPY	286,148,480	USD	2,570,213	Barclays Bank PLC	4/07/16	(27,143)
MXN	23,633,750	USD	1,359,989	Citibank N.A.	4/07/16	7,051
MXN	44,273,513	USD	2,544,850	Citibank N.A.	4/07/16	16,050
PLN	5,331,570	USD	1,408,016	Deutsche Bank AG	4/07/16	20,738

2	BLACKROCK FUNDS II	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	3,620,980	USD	1,259,857	Royal Bank of Scotland PLC	4/07/16	$22,545
USD	77,871	AUD	101,482	HSBC Bank PLC	4/07/16	105
USD	3,799,562	AUD	4,984,830	State Street Bank and Trust Co.	4/07/16	(20,324)
USD	97,461	EUR	85,586	HSBC Bank PLC	4/07/16	53
USD	1,180,003	EUR	1,045,600	Morgan Stanley & Co. International PLC	4/07/16	(10,034)
USD	2,595,230	HUF	715,842,296	Bank of America N.A.	4/07/16	484
USD	2,518,719	JPY	286,430,000	Deutsche Bank AG	4/07/16	(26,853)
USD	31,222	JPY	3,511,257	HSBC Bank PLC	4/07/16	16
USD	2,572,052	JPY	288,803,311	Morgan Stanley & Co. International PLC	4/07/16	5,388
USD	973,499	MXN	16,688,554	Bank of America N.A.	4/07/16	8,188
USD	331,693	MXN	5,687,115	Citibank N.A.	4/07/16	2,735
USD	1,062,217	MXN	18,289,773	Deutsche Bank AG	4/07/16	4,287
USD	1,370,289	MXN	23,711,900	Goldman Sachs International	4/07/16	(1,272)
USD	2,574,807	MXN	44,215,021	JPMorgan Chase Bank N.A.	4/07/16	17,291
USD	1,274,228	PLN	4,760,924	JPMorgan Chase Bank N.A.	4/07/16	(1,604)
USD	2,617,491	TRY	7,386,506	Royal Bank of Scotland PLC	4/07/16	1,495
USD	1,300,613	ZAR	19,195,357	Citibank N.A.	4/07/16	2,235
USD	3,891,531	ZAR	60,105,861	Citibank N.A.	4/07/16	(174,044)
ZAR	40,636,370	USD	2,636,012	Citibank N.A.	4/07/16	112,640
KZT	202,767,501	USD	520,450	Citibank N.A.	4/08/16	65,535
BRL	3,347,280	USD	906,017	Deutsche Bank AG	4/25/16	18,523
INR	1,382,151	USD	20,841	JPMorgan Chase Bank N.A.	4/25/16	(68)
INR	84,909,450	USD	1,266,171	UBS AG	4/25/16	9,951
MYR	101,819	USD	26,327	JPMorgan Chase Bank N.A.	4/25/16	(281)
MYR	5,142,680	USD	1,266,670	UBS AG	4/25/16	48,832
RUB	1,763,809	USD	26,076	JPMorgan Chase Bank N.A.	4/25/16	(20)
RUB	27,258,370	USD	394,677	Société Générale	4/25/16	8,010
USD	1,275,031	BRL	4,623,900	Deutsche Bank AG	4/25/16	(2,119)
USD	26,336	BRL	94,244	JPMorgan Chase Bank N.A.	4/25/16	305
USD	1,342,945	BRL	4,902,419	JPMorgan Chase Bank N.A.	4/25/16	(11,134)
USD	1,280,513	BRL	4,667,470	Morgan Stanley & Co. International PLC	4/25/16	(8,671)
USD	2,556,122	COP	8,101,629,230	Credit Suisse International	4/25/16	(142,092)
USD	20,904	COP	63,047,591	JPMorgan Chase Bank N.A.	4/25/16	(93)
USD	630,718	IDR	8,341,250,146	Deutsche Bank AG	4/25/16	4,106
USD	1,285,565	IDR	16,982,319,028	HSBC Bank PLC	4/25/16	9,818
USD	1,425,326	IDR	18,666,073,020	HSBC Bank PLC	4/25/16	23,092
USD	41,960	IDR	551,350,228	JPMorgan Chase Bank N.A.	4/25/16	541
USD	1,287,853	IDR	16,933,982,720	Morgan Stanley & Co. International PLC	4/25/16	15,737
USD	1,247,008	IDR	16,747,322,673	Standard Chartered Bank	4/25/16	(11,085)
USD	1,319,928	KRW	1,533,888,750	HSBC Bank PLC	4/25/16	(20,473)
USD	20,793	KRW	23,759,653	JPMorgan Chase Bank N.A.	4/25/16	30
USD	1,334,641	RUB	93,117,884	Citibank N.A.	4/25/16	(40,986)
PEN	8,921,081	USD	2,518,301	Credit Suisse International	6/02/16	150,165
USD	2,570,922	PEN	8,921,100	Goldman Sachs International	6/02/16	(97,549)
ARS	7,226,330	USD	466,215	Citibank N.A.	6/21/16	(7,935)
CNH	7,957,718	USD	1,211,036	HSBC Bank PLC	7/15/16	13,752
CNH	8,325,142	USD	1,259,572	HSBC Bank PLC	7/15/16	21,767
CNH	16,733,131	USD	2,547,869	HSBC Bank PLC	7/15/16	27,560
USD	31,272	CNH	203,190	HSBC Bank PLC	7/15/16	(1)

BLACKROCK FUNDS II	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,233,829	CNH	8,181,522	HSBC Bank PLC	7/15/16	$(25,405)
USD	1,233,829	CNH	8,181,522	HSBC Bank PLC	7/15/16	(25,405)
USD	1,268,778	CNH	8,306,690	HSBC Bank PLC	7/15/16	(9,721)
USD	2,509,847	CNH	16,652,837	Morgan Stanley & Co. International PLC	7/15/16	(53,223)
ARS	9,459,285	USD	526,980	BNP Paribas S.A.	1/09/17	701
ARS	10,031,453	USD	565,152	BNP Paribas S.A.	1/09/17	(5,554)
ARS	9,444,607	USD	539,384	JPMorgan Chase Bank N.A.	1/09/17	(12,522)
USD	582,677	ARS	10,371,645	BNP Paribas S.A.	1/09/17	4,101
USD	487,153	ARS	8,895,408	Citibank N.A.	1/09/17	(9,072)
USD	498,014	ARS	8,864,653	Citibank N.A.	1/09/17	3,505
Total						$(98,090)

      Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	EUR	2,607	$(20,800)

      Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	3,056	$11,323

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

      Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.25%[1]	3-month LIBOR	3/04/21	USD	5,100	$(18,969)
1.84%[1]	3-month LIBOR	3/15/26	USD	2,700	(50,642)
1.48%[1]	6-month EURIBOR	1/20/46	EUR	1,224	(168,816)
2.19%[1]	3-month LIBOR	3/07/46	USD	560	(7,385)
2.16%[1]	3-month LIBOR	3/08/46	USD	565	(3,671)
1.20%[1]	6-month EURIBOR	3/14/46	EUR	900	(45,704)
2.23%[1]	3-month LIBOR	3/18/46	USD	2,300	(32,807)
2.17%[1]	3-month LIBOR	3/30/46	USD	1,125	(9,536)
Total					$(337,530)

[1]	Fund pays the fixed rate and receives the floating rate.

4	BLACKROCK FUNDS II	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

      OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
CDX.EM Series 25 Version 1	1.00%	Citibank N.A.	6/20/21	USD	11,750	$1,002,236	$1,042,029	$(39,793)
Republic of Colombia	1.00%	Citibank N.A.	6/20/21	USD	2,300	122,592	168,172	(45,580)
Republic of Colombia	1.00%	Citibank N.A.	6/20/21	USD	2,100	111,932	145,819	(33,887)
Republic of Colombia	1.00%	Citibank N.A.	6/20/21	USD	1,500	79,951	109,504	(29,553)
Total						$1,316,711	$1,465,524	$(148,813)

      OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
15.14%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	10,486	$71,527	—	$71,527
2.17%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	7/30/20	PLN	10,000	(81,278)	—	(81,278)
0.64%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	7/31/20	CZK	55,000	(35,855)	—	(35,855)
15.94%[1]	1-day BZDIOVER	Citibank N.A.	1/04/21	BRL	2,343	64,876	—	64,876
16.28%[1]	1-day BZDIOVER	Citibank N.A.	1/04/21	BRL	2,000	67,198	—	67,198
15.66%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/21	BRL	4,067	103,143	—	103,143
16.24%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	1,290	42,626	—	42,626
1.12%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	8/07/25	CZK	28,300	(65,830)	—	(65,830)
0.93%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	10/22/25	CZK	12,900	(18,296)	—	(18,296)
2.33%[2]	6-month WIBOR	Citibank N.A.	11/02/25	PLN	4,800	(19,803)	—	(19,803)
2.46%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	12/24/25	PLN	8,700	(63,556)	—	(63,556)
Total						$64,752	—	$64,752

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	MARCH 31, 2016	5

Schedule of Investments (concluded)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

      The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	—	$2,145,500	—	$2,145,500
Foreign Agency Obligations	—	14,088,622	—	14,088,622
Foreign Government Obligations	—	29,030,995	—	29,030,995
Short-Term Securities	$2,573,162	—	—	2,573,162

Total	$2,573,162	$45,265,117	—	$47,838,279

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$11,323	—	$11,323
Foreign currency exchange contracts	—	648,352	—	648,352
Interest rate contracts	—	349,370	—	349,370
Liabilities:
Credit contracts	—	(169,613)	—	(169,613)
Foreign currency exchange contracts	—	(746,442)	—	(746,442)
Interest rate contracts	—	(622,148)	—	(622,148)

Total	—	$(529,158)	—	$(529,158)

[1]    Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,066,507	—	—	$1,066,507
Foreign currency at value	1,556,688	—	—	1,556,688
Cash pledged for centrally cleared swaps	1,028,000	—	—	1,028,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(550,000)	—	(550,000)

Total	$3,651,195	$(550,000)	—	$3,101,195

      During the period ended March 31, 2016, there were no transfers between levels.

6	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 4.4%
ACAS CLO Ltd.:
Series 2013-1A, Class C, 3.37%, 4/20/25 (a)(b)	USD	2,000	$1,910,000
Series 2014-1A, Class C, 3.52%, 7/18/26 (a)(b)		1,240	1,161,785
Series 2015-1A, Class A1, 2.11%, 4/18/27 (a)(b)		1,750	1,730,387
Series 2015-1A, Class D, 4.27%, 4/18/27 (a)(b)		1,750	1,523,927
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 4.27%, 4/15/24 (a)(b)		1,000	885,053
ALM Loan Funding, Series 2012-7A, Class C, 5.12%, 10/19/24 (a)(b)		10,945	10,629,486
ALM VI Ltd.:
Series 2012-6A, Class A2R, 2.57%, 7/15/26 (a)(b)		1,190	1,125,740
Series 2012-6A, Class CR, 4.37%, 7/15/26 (a)(b)		6,115	5,118,867
Series 2012-6A, Class DR, 6.27%, 7/15/26 (a)(b)		3,225	2,422,297
ALM VII Ltd.:
Series 2012-7A, Class A1, 2.04%, 10/19/24 (a)(b)		10,750	10,742,973
Series 2012-7A, Class D, 5.62%, 10/19/24 (a)(b)		4,720	3,986,924
ALM VII R Ltd.:
Series 2013-7RA, Class A2, 2.47%, 4/24/24 (a)(b)		8,269	8,236,122
Series 2013-7RA, Class D, 5.62%, 4/24/24 (a)(b)		6,130	5,738,411
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class A2, 2.47%, 4/24/24 (a)(b)		3,553	3,549,436
Series 2013-7R2A, Class C, 4.07%, 4/24/24 (a)(b)		625	597,653
ALM VIII Ltd.:
Series 2013-8A, Class B, 3.37%, 1/20/26 (a)(b)		3,995	3,878,596
Series 2013-8A, Class C, 3.82%, 1/20/26 (a)(b)		6,775	5,877,892
ALM X Ltd., Series 2013-10A, Class B, 3.22%, 1/15/25 (a)(b)		250	235,331
ALM XI Ltd., Series 2014-11A, Class A2A, 2.62%, 10/17/26 (a)(b)		1,250	1,182,327
ALM XII Ltd.:
Series 2015-12A, Class B, 3.87%, 4/16/27 (a)(b)		2,067	1,901,640
Series 2015-12A, Class C1, 4.37%, 4/16/27 (a)(b)		1,240	1,072,600
Series 2015-12A, Class D, 6.12%, 4/16/27 (a)(b)		1,750	1,434,359
ALM XIV Ltd.:
Series 2014-14A, Class A1, 2.05%, 7/28/26 (a)(b)		1,825	1,808,886
Series 2014-14A, Class B, 3.57%, 7/28/26 (a)(b)		3,600	3,479,605
Series 2014-14A, Class C, 4.07%, 7/28/26 (a)(b)		6,640	5,812,079
AMMC CLO 15 Ltd.:
Series 2014-15A, Class C1, 3.94%, 12/09/26 (a)(b)		1,870	1,827,925
Series 2014-15A, Class D, 4.68%, 12/09/26 (a)(b)		2,620	2,292,500
AMMC CLO 16 Ltd.:
Series 2015-16A, Class C, 3.72%, 4/14/27 (a)(b)		3,040	2,897,491

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-16A, Class D, 4.37%, 4/14/27 (a)(b)	USD	1,220	$1,050,915
AMMC CLO 17 Ltd.:
Series 2015-17A, Class B, 2.79%, 11/15/27 (a)(b)		4,755	4,696,513
Series 2015-17A, Class C, 3.74%, 11/15/27 (a)(b)		2,330	2,277,575
AMMC CLO IX Ltd.:
Series 2011-9A, Class D, 5.12%, 1/15/22 (a)(b)		4,120	4,000,737
Series 2011-9A, Class DR, 6.28%, 1/15/22		2,920	2,907,035
Series 2011-9AR, Class ER, 8.28%, 1/15/22		4,680	4,333,212
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class B, 3.62%, 4/28/26 (a)(b)		2,375	2,175,828
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class D, 4.02%, 4/15/27 (a)(b)		2,660	2,179,870
Series 2015-6A, Class E1, 5.52%, 4/15/27 (a)(b)		2,250	1,534,050
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class C, 3.67%, 10/15/27 (a)(b)		1,813	1,672,031
Series 2015-7A, Class D, 4.27%, 10/15/27 (a)(b)		1,625	1,365,000
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A2A, 2.37%, 7/13/25 (a)(b)		4,390	4,209,579
Series 2014-3A, Class C, 4.12%, 4/28/26 (a)(b)		5,151	4,484,312
Apidos CDO:
Series 2012-9AR, Class CR, 3.52%, 7/15/23 (a)(b)		12,295	11,651,971
Series 2012-9AR, Class DR, 4.52%, 7/15/23 (a)(b)		5,265	4,777,461
Apidos CLO IX, Series 2012-9AR, Class ER, 6.72%, 7/15/23 (a)(b)		1,000	810,000
Apidos CLO XI, Series 2012-11A, Class A, 2.01%, 1/17/23 (a)(b)		15,120	14,889,483
Apidos CLO XII, Series 2013-12A, Class A, 1.72%, 4/15/25 (a)(b)		70,354	69,080,593
Apidos CLO XIX:
Series 2014-19A, Class D, 4.37%, 10/17/26 (a)(b)		500	435,630
Series 2014-19A, Class E, 6.07%, 10/17/26 (a)(b)		2,700	2,209,188
Apidos CLO XV, Series 2013-15A, Class A1, 1.97%, 10/20/25 (a)(b)		4,630	4,557,972
Apidos CLO XVI, Series 2013-16A, Class C, 3.87%, 1/19/25 (a)(b)		2,775	2,393,105
Apidos CLO XVII:
Series 2014-17A, Class A1A, 2.12%, 4/17/26 (a)(b)		4,755	4,719,349
Series 2014-17A, Class B, 3.47%, 4/17/26 (a)(b)		1,670	1,606,208
Apidos CLO XVIII:
Series 2014-18A, Class A1, 2.03%, 7/22/26 (a)(b)		3,590	3,552,213
Series 2014-18A, Class C, 4.27%, 7/22/26 (a)(b)		2,900	2,568,094
Series 2014-18A, Class D, 5.82%, 7/22/26 (a)(b)		2,125	1,719,428
Apidos CLO XXI, Series 2015-21A, Class C, 4.17%, 7/18/27 (a)(b)		500	418,500

BLACKROCK FUNDS II	MARCH 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
ARES CLO Ltd.:
Series 2012-2A, Class AR, 1.91%, 10/12/23 (a)(b)	USD	2,860	$2,851,818
Series 2012-2A, Class CR, 3.32%, 10/12/23 (a)(b)		1,660	1,624,725
Series 2012-2A, Class DR, 4.32%, 10/12/23 (a)(b)		750	671,250
Series 2014-32A, Class A2, 2.92%, 11/15/25 (a)(b)		2,000	1,992,585
Series 2015-4A, Class C, 4.58%, 10/15/26 (a)(b)		3,225	2,886,375
Series 2015-4A, Class D2, 7.35%, 10/15/26 (a)(b)		2,915	2,536,050
ARES XXIII CLO Ltd.:
Series 2012-1A, Class E, 6.22%, 4/19/23 (a)(b)		8,475	7,116,798
Series 2012-1AR, Class CR, 3.52%, 4/19/23 (a)(b)		4,250	4,266,578
Series 2012-1AR, Class DR, 4.47%, 4/19/23 (a)(b)		4,000	3,785,784
ARES XXV CLO Ltd.:
Series 2012-3A, Class D, 5.27%, 1/17/24 (a)(b)		1,603	1,459,605
Series 2012-3X, Class C, 3.77%, 1/17/24 (b)		2,925	2,864,390
Series 2012-3X, Class D, 5.27%, 1/17/24 (b)		2,500	2,277,075
ARES XXVII CLO Ltd., Series 2013-2A, Class D, 4.37%, 7/28/25 (a)(b)		1,360	1,128,800
ARES XXXII CLO Ltd.:
Series 2014-32A, Class B, 3.87%, 11/15/25 (a)(b)		1,245	1,205,915
Series 2014-32A, Class C, 4.82%, 11/15/25 (a)(b)		2,485	2,226,552
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class C, 4.75%, 12/05/26 (a)(b)		1,275	1,157,958
Series 2015-1A, Class D, 6.68%, 12/05/26 (a)(b)		750	615,000
ARES XXXVIII CLO Ltd., Series 2015-38A, Class D, 4.51%, 1/20/27 (a)(b)		970	842,930
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class A, 1.82%, 8/18/25 (a)(b)		1,820	1,774,682
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 3.32%, 2/17/26 (a)(b)		2,400	2,285,929
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.87%, 8/15/24 (a)(b)		1,625	1,444,528
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.62%, 7/16/26 (a)(b)		2,295	2,207,987
Series 2014-1A, Class D, 4.07%, 7/16/26 (a)(b)		2,145	1,832,425
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.32%, 10/15/26 (a)(b)		850	734,639
Atrium CDO Corp., Series 8A, Class D, 5.12%, 10/23/22 (a)(b)		12,615	12,077,244
Atrium IX, Series 9A, Class D, 3.91%, 2/28/24 (a)(b)		3,500	3,115,075
Atrium VII, Series 7AR, Class FR, 5.82%, 11/16/22 (a)(b)		8,210	8,356,590
Atrium X:
Series 10A, Class A, 1.74%, 7/16/25 (a)(b)		3,856	3,794,494
Series 10A, Class D, 4.12%, 7/16/25 (a)(b)		1,670	1,481,122
Atrium XII, Series -12A, Class D, 4.21%, 10/22/26 (a)(b)		4,250	3,672,000

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.14%, 4/17/23 (a)(b)	USD	3,845	$3,813,353
Babson CLO Ltd.:
Series 2013-IA, Class A, 1.72%, 4/20/25 (a)(b)		17,920	17,440,997
Series 2014-3A, Class C1, 3.62%, 1/15/26 (a)(b)		390	328,575
Series 2014-3A, Class D1, 4.12%, 1/15/26 (a)(b)		2,985	2,469,640
Series 2016-1A, Class E, 7.17%, 4/23/27 (a)(b)		940	789,600
Battalion CLO VII Ltd.:
Series 2014-7A, Class A2, 3.17%, 10/17/26 (a)(b)		4,540	4,529,032
Series 2014-7A, Class B, 4.22%, 10/17/26 (a)(b)		3,070	2,992,713
Series 2014-7A, Class C, 4.52%, 10/17/26 (a)(b)		3,570	2,763,297
Series 2014-7A, Class D, 5.92%, 10/17/26 (a)(b)		750	454,806
Battalion CLO VIII Ltd.:
Series 2015-8A, Class C, 4.52%, 4/18/27 (a)(b)		750	621,060
Series 2015-8A, Class D, 6.07%, 4/18/27 (a)(b)		1,430	911,625
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.82%, 7/15/24 (a)(b)		3,210	3,151,835
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class A1A, 2.11%, 7/20/26 (a)(b)		12,205	12,082,950
Series 2014-IVA, Class B, 3.42%, 7/20/26 (a)(b)		3,490	3,324,225
Series 2014-IVA, Class C, 4.12%, 7/20/26 (a)(b)		2,750	2,376,634
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 2.87%, 4/18/27 (a)(b)		2,480	2,436,600
Series 2015-VIA, Class B, 3.67%, 4/18/27 (a)(b)		4,270	4,131,225
Series 2015-VIA, Class C, 4.32%, 4/18/27 (a)(b)		2,640	2,244,000
Series 2015-VIA, Class D, 6.17%, 4/18/27 (a)(b)		2,000	1,360,000
Benefit Street Partners CLO VIII Ltd.:
Series 2015-8A, Class B, 3.32%, 1/20/28 (a)(b)		1,500	1,384,050
Series 2015-8A, Class C, 4.22%, 1/20/28 (a)(b)		2,320	1,939,636
Series 2015-8A, Class D, 5.82%, 1/20/28 (a)(b)		750	530,100
Betony CLO Ltd., Series 2015-1A, Class D, 4.22%, 3/06/27 (a)(b)		2,040	1,768,295
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 3.73%, 7/15/26 (a)(b)		970	827,114
BlueMountain CLO Ltd.:
Series 2011-1A, Class E, 6.37%, 8/16/22 (a)(b)		1,575	1,472,610
Series 2012-1A, Class D, 4.97%, 7/20/23 (a)(b)		3,850	3,693,365
Series 2012-2A, Class C, 3.37%, 11/20/24 (a)(b)		500	493,523
Series 2013-1A, Class B, 3.27%, 5/15/25 (a)(b)		1,240	1,200,328
Series 2013-1A, Class C, 4.02%, 5/15/25 (a)(b)		3,125	2,712,453

2	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2013-2A, Class A, 1.82%, 1/22/25 (a)(b)	USD	3,520	$3,458,941
Series 2013-3A, Class C, 3.32%, 10/29/25 (a)(b)		2,910	2,758,796
Series 2014-1A, Class C, 3.37%, 4/30/26 (a)(b)		2,818	2,746,382
Series 2014-2A, Class A, 2.08%, 7/20/26 (a)(b)		2,760	2,745,627
Series 2014-4A, Class E, 5.71%, 11/30/26 (a)(b)		2,345	1,917,429
Series 2015-1A, Class B, 3.77%, 4/13/27 (a)(b)		1,000	961,288
Series 2015-1A, Class C, 4.37%, 4/13/27 (a)(b)		1,670	1,463,943
Series 2015-1A, Class D, 6.07%, 4/13/27 (a)(b)		3,611	2,966,618
Series 2015-2A, Class E, 5.97%, 7/18/27 (a)(b)		750	563,997
Series 2015-4A, Class D2, 4.51%, 1/20/27 (a)(b)		970	908,816
Series 2015-4A, Class E, 6.96%, 1/20/27 (a)(b)		970	708,585
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.57%, 11/23/25 (a)(b)		4,945	4,417,412
Canyon Capital CLO Ltd., Series 2015-1A, Class C, 3.77%, 4/15/27 (a)(b)		1,420	1,284,516
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-1A, Class DR, 4.07%, 4/20/22 (a)(b)		2,230	2,140,800
Series 2012-2A, Class C1R, 3.52%, 7/20/23 (a)(b)		1,375	1,354,865
Series 2012-2AR, Class ER, 6.42%, 7/20/23 (a)(b)		9,300	7,643,458
Series 2012-3A, Class C, 5.12%, 10/04/24 (a)(b)		9,300	9,114,000
Series 2012-4A, Class D, 5.12%, 1/20/25 (a)(b)		3,753	3,575,354
Series 2012-4A, Class E, 6.12%, 1/20/25 (a)(b)		3,400	2,881,842
Series 2013-1A, Class D, 6.12%, 2/14/25 (a)(b)		500	432,238
Series 2014-5A, Class C, 4.77%, 10/16/25 (a)(b)		3,035	2,641,803
Series 2015-1A, Class C, 3.77%, 4/20/27 (a)(b)		765	755,810
Series 2015-1A, Class D, 4.37%, 4/20/27 (a)(b)		2,475	2,138,262
Series 2015-1A, Class E1, 5.92%, 4/20/27 (a)(b)		2,265	1,562,850
Series 2015-2A, Class C, 4.37%, 4/27/27 (a)(b)		750	654,090
Series 2015-2A, Class D, 5.92%, 4/27/27 (a)(b)		1,220	899,262
Series 2015-4A, Class SBB1, 0.01%, 10/20/27 (a)(b)		3,235	3,008,550
Cedar Funding III CLO Ltd.:
Series 2014-3A, Class C, 3.42%, 5/20/26 (a)(b)		3,515	3,339,250
Series 2014-3A, Class D, 4.17%, 5/20/26 (a)(b)		2,945	2,528,503
CIFC Funding Ltd.:
Series 2011-1A, Class D, 5.62%, 1/19/23 (a)(b)		3,215	3,059,771
Series 2012-1AR, Class B1R, 4.46%, 8/14/24 (a)(b)		3,500	3,273,590
Series 2012-3A, Class A2L, 2.87%, 1/29/25 (a)(b)		4,480	4,479,017

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2013-4A, Class B1, 2.49%, 11/27/24 (a)(b)	USD	10,110	$9,662,595
Series 2013-4A, Class D, 3.91%, 11/27/24 (a)(b)		1,560	1,280,604
Series 2014-1A, Class A, 2.12%, 4/18/25 (a)(b)		7,200	7,150,668
Series 2014-2A, Class A1L, 2.10%, 5/24/26 (a)(b)		5,000	4,952,500
Series 2014-2A, Class A3L, 3.47%, 5/24/26 (a)(b)		2,505	2,382,693
Series 2014-2A, Class B1L, 4.12%, 5/24/26 (a)(b)		7,755	6,791,789
Series 2014-3A, Class C1, 3.42%, 7/22/26 (a)(b)		1,107	1,049,338
Series 2014-3A, Class D, 4.02%, 7/22/26 (a)(b)		1,663	1,422,063
Series 2014-4A, Class D, 4.02%, 10/17/26 (a)(b)		3,755	3,199,550
Series 2014-5A, Class A1, 2.20%, 1/17/27 (a)(b)		10,920	10,865,937
Series 2015-1A, Class B, 2.82%, 1/22/27 (a)(b)		380	366,905
Series 2015-1A, Class C, 3.62%, 1/22/27 (a)(b)		2,850	2,764,156
Series 2015-1A, Class D, 4.62%, 1/22/27 (a)(b)		1,470	1,286,071
Series 2015-2A, Class A, 2.07%, 4/15/27 (a)(b)		4,030	4,015,919
Series 2015-2A, Class D, 6.27%, 4/15/27 (a)(b)		250	217,582
Series 2015-4A, Class C1, 4.42%, 10/20/27 (a)(b)		1,125	957,240
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.74%, 10/20/43 (a)(b)		452	433,609
Dryden 34 Senior Loan Fund:
Series 2014-34A, Class C, 3.42%, 10/15/26 (a)(b)		1,200	1,162,008
Series 2014-34A, Class D, 4.22%, 10/15/26 (a)(b)		1,190	1,029,350
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class B, 2.97%, 11/09/25 (a)(b)		3,500	3,465,000
Series 2014-36A, Class C, 3.67%, 11/09/25 (a)(b)		750	736,867
Series 2014-36A, Class D, 4.37%, 11/09/25 (a)(b)		2,870	2,502,393
Series 2014-36A, Class E, 5.82%, 11/09/25 (a)(b)		1,245	973,072
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 2.00%, 1/15/25 (a)(b)		5,386	5,355,027
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.72%, 8/15/25 (a)(b)		14,365	14,123,322
ECP CLO Ltd., Series 2012-4A, Class A1, 1.92%, 6/19/24 (a)(b)		4,540	4,495,642
Finn Square CLO Ltd., Series 2012-1A, Class B1, 3.39%, 12/24/23 (a)(b)		750	737,817
Flatiron CLO Ltd.:
Series 2012-1A, Class C, 5.12%, 10/25/24 (a)(b)		10,200	9,759,761
Series 2013-1A, Class A1, 2.02%, 1/17/26 (a)(b)		8,190	8,024,162
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A2R, 2.42%, 4/20/23 (a)(b)		7,250	7,142,120

BLACKROCK FUNDS II	MARCH 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-7A, Class BR, 3.12%, 4/20/23 (a)(b)	USD	5,270	$5,086,815
Series 2012-7A, Class CR, 3.74%, 4/20/23 (a)(b)		2,500	2,317,075
Series 2012-7A, Class DR, 5.87%, 4/20/23 (a)(b)		5,000	4,437,500
Series 2012-7A, Class ER, 4.37%, 4/20/23 (a)(b)		2,925	1,740,887
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)		4,075	999,466
Galaxy XI CLO Ltd., Series 2011-11A, Class E, 5.62%, 8/20/22 (a)(b)		2,140	1,929,882
Galaxy XV CLO Ltd.:
Series 2013-15A, Class A, 1.87%, 4/15/25 (a)(b)		5,555	5,424,457
Series 2013-15A, Class C, 3.22%, 4/15/25 (a)(b)		3,000	2,895,395
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.12%, 10/29/26 (a)(b)		3,297	2,885,475
GoldenTree Loan Opportunities VI Ltd.:
Series 2012-6A, Class D, 4.82%, 4/17/22 (a)(b)		1,000	959,230
Series 2012-6A, Class E, 6.12%, 4/17/22 (a)(b)		7,000	6,210,737
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class C, 3.32%, 4/19/26 (a)(b)		1,170	1,096,758
GoldenTree Loan Opportunities XI Ltd.:
Series 2015-11A, Class D, 4.32%, 4/18/27 (a)(b)		2,500	2,115,000
Series 2015-11A, Class E, 6.17%, 4/18/27 (a)(b)		3,250	2,685,266
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 6.12%, 7/17/23 (a)(b)		8,630	7,600,110
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.89%, 10/28/24 (a)(b)		11,535	11,316,299
Highbridge Loan Management Ltd.:
Series 168, Class D, 5.33%, 4/20/27		1,560	1,419,600
Series 2014-4A, Class B, 3.62%, 7/28/25 (a)(b)		3,465	3,330,390
Series 7A-2015, Class C, 4.00%, 11/15/26 (a)(b)		1,170	1,152,333
Series 7A-2015, Class D, 4.37%, 11/15/26 (a)(b)		1,160	1,005,906
ING IM CLO Ltd.:
Series 2012-1RA, Class BR, 3.09%, 3/14/22 (a)(b)		6,000	5,951,470
Series 2012-1RA, Class CR, 4.04%, 3/14/22 (a)(b)		3,510	3,289,211
Series 2012-1RA, Class DR, 5.54%, 3/14/22 (a)(b)		3,000	2,793,145
Keuka Park CLO Ltd., Series 2013-1A, Class D, 3.82%, 10/21/24 (a)(b)		2,245	1,906,531
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.77%, 7/15/25 (a)(b)		7,785	7,542,030
LCM IX LP, Series 9A, Class E, 4.82%, 7/14/22 (a)(b)		2,625	2,457,531
LCM X LP:
Series 10AR, Class CR, 3.17%, 4/15/22 (a)(b)		2,355	2,321,863
Series 10AR, Class DR, 4.07%, 4/15/22 (a)(b)		1,500	1,455,000
Series 10AR, Class ER, 5.82%, 4/15/22 (a)(b)		5,060	4,453,064
LCM XIII LP, Series 13A, Class D, 4.12%, 1/19/23 (a)(b)		1,750	1,506,638
LCM XIV LP, Series 14A, Class A, 1.77%, 7/15/25 (a)(b)		1,250	1,217,000

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
LCM XV LP, Series 15A, Class C, 3.49%, 8/25/24 (a)(b)	USD	1,795	$1,771,426
LCM XVI LP, Series 16A, Class A, 2.12%, 7/15/26 (a)(b)		3,330	3,315,485
LCM XVII LP, Series 17A, Class D, 4.12%, 10/15/26 (a)(b)		1,560	1,341,130
LCM XVIII LP:
Series 18A, Class C1, 3.77%, 4/20/27 (a)(b)		3,670	3,635,874
Series 18A, Class D, 4.42%, 4/20/27 (a)(b)		2,670	2,342,759
Series 18A, Class E, 5.97%, 4/20/27 (a)(b)		2,430	1,628,100
Series 18A, Class INC, 0.00%, 4/20/27 (a)(b)		1,835	998,704
Limerock CLO III LLC, Series 2014-3A, Class C, 4.22%, 10/20/26 (a)(b)		8,490	7,338,590
Madison Park Funding IX Ltd.:
Series 2012-9AR, Class B2R, 2.31%, 8/15/22 (a)		4,400	4,399,799
Series 2012-9AR, Class C1R, 3.17%, 8/15/22 (a)(b)		1,090	1,074,363
Series 2012-9AR, Class C2R, 3.18%, 8/15/22 (a)		6,890	7,028,685
Series 2012-9AR, Class DR, 4.17%, 8/15/22 (a)(b)		4,250	3,985,944
Madison Park Funding Ltd.:
Series 2012-8AR, Class CR, 3.10%, 4/22/22 (a)(b)		4,973	4,972,449
Series 2012-9A, Class E, 5.87%, 8/15/22 (a)(b)		2,140	1,838,114
Madison Park Funding VIII Ltd., Series 2012-8AR, Class DR, 4.15%, 4/22/22 (a)(b)		2,454	2,310,221
Madison Park Funding X Ltd., Series 2012-10A, Class D, 4.87%, 1/20/25 (a)(b)		4,715	4,439,510
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.12%, 10/23/25 (a)(b)		2,229	1,900,224
Madison Park Funding XIII Ltd.:
Series 2014-13A, Class C, 3.37%, 1/19/25 (a)(b)		2,066	2,006,032
Series 2014-13A, Class D, 3.97%, 1/19/25 (a)(b)		750	656,784
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 4.22%, 7/25/26 (a)(b)		4,925	4,353,355
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 6.86%, 1/22/28 (a)(b)		750	588,000
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.87%, 1/27/26 (a)(b)		1,170	1,166,558
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 2.82%, 4/20/26 (a)(b)		1,850	1,773,225
Series 2015-16A, Class B, 3.62%, 4/20/26 (a)(b)		1,000	953,000
Series 2015-16A, Class C, 4.32%, 4/20/26 (a)(b)		1,200	1,024,560
Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.02%, 4/27/27 (a)(b)		1,740	1,511,364
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.78%, 7/22/24 (a)(b)		10,005	9,579,787
Muir Woods CLO Ltd., Series 2012-1A, Class C, 4.25%, 9/14/23 (a)(b)		4,700	4,595,493
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.55%, 7/25/23 (a)(b)		750	684,375

4	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, 3.97%, 4/15/26 (a)(b)	USD	750	$638,292
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.77%, 11/14/25 (a)(b)		640	611,944
Series 2014-18A, Class C, 4.37%, 11/14/25 (a)(b)		2,110	1,824,776
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class D, 4.46%, 1/15/28 (a)(b)		750	660,223
Series 2015-20A, Class E, 6.96%, 1/15/28 (a)(b)		1,645	1,209,075
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class C, 3.72%, 7/20/26 (a)(b)		1,200	1,165,225
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 4.64%, 1/23/27 (a)(b)		1,520	1,360,400
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 2.92%, 11/15/25 (a)(b)		6,755	6,514,279
Series 2015-B1A, Class B, 2.92%, 2/15/26 (a)(b)		1,000	961,951
Series 2015-B1A, Class C, 3.72%, 2/15/26 (a)(b)		2,850	2,620,639
OCP CLO Ltd.:
Series 2014-5A, Class A1, 1.62%, 4/26/26 (a)(b)		1,380	1,339,580
Series 2015-8A, Class A1, 2.15%, 4/17/27 (a)(b)		1,930	1,910,508
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class C, 3.97%, 4/15/27 (a)(b)		1,570	1,553,672
Series 2016-1A, Class D, 5.57%, 4/15/27 (a)(b)		2,150	2,042,500
Series 2016-1A, Class E, 8.47%, 4/15/27 (a)(b)		1,375	1,251,250
Octagon Investment Partners XII Ltd.:
Series 2012-1AR, Class DR, 4.42%, 5/05/23 (a)(b)		5,965	5,606,916
Series 2012-1AR, Class ER, 6.12%, 5/05/23 (a)(b)		9,520	8,267,954
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.62%, 1/15/24 (a)(b)		1,000	874,912
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class F, 6.12%, 4/15/26 (a)(b)		3,950	2,183,111
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)		5,600	2,338,090
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.74%, 7/17/25 (a)(b)		8,330	8,125,915
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1, 1.95%, 10/25/25 (a)(b)		8,425	8,274,277
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 4.32%, 12/16/24 (a)(b)		1,250	1,090,509
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 4.27%, 8/12/26 (a)(b)		1,740	1,513,385
Octagon Investment Partners XXI Ltd.:
Series 2014-1A, Class C, 4.27%, 11/14/26 (a)(b)		7,475	6,482,597

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-1A, Class D, 7.22%, 10/25/26 (a)(b)	USD	5,360	$4,377,251
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class C1, 3.87%, 1/15/27 (a)(b)		2,445	2,394,897
Series 2014-1A, Class D1, 4.52%, 1/15/27 (a)(b)		2,040	1,735,488
Series 2014-1A, Class E1, 5.87%, 1/15/27 (a)(b)		1,245	893,151
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1, 2.02%, 10/20/25 (a)(b)		1,069	1,048,060
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 2.04%, 11/20/23 (a)(b)		21,390	21,300,543
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.74%, 4/20/25 (a)(b)		16,975	16,604,945
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.02%, 10/20/28 (a)(b)		970	780,775
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.89%, 8/23/24 (a)(b)		10,470	10,386,944
OZLM Funding III Ltd.:
Series 2013-3A, Class C, 4.52%, 1/22/25 (a)(b)		1,125	993,935
Series 2013-3A, Class D, 5.62%, 1/22/25 (a)(b)		1,350	1,135,631
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1, 1.77%, 7/22/25 (a)(b)		4,560	4,477,464
Series 2013-4A, Class C, 3.82%, 7/22/25 (a)(b)		1,130	975,199
OZLM Funding Ltd.:
Series 2012-1A, Class DR, 7.32%, 7/22/27 (a)(b)		1,250	1,063,662
Series 2012-2A, Class B, 3.87%, 10/30/23 (a)(b)		3,963	3,963,323
Series 2012-2X, Class B, 3.87%, 10/30/23 (b)		5,050	5,050,412
OZLM VI Ltd., Series 2014-6A, Class B, 3.52%, 4/17/26 (a)(b)		2,130	2,048,704
OZLM VII Ltd.:
Series 2014-7A, Class A2A, 2.67%, 7/17/26 (a)(b)		1,400	1,370,240
Series 2014-7A, Class C, 4.22%, 7/17/26 (a)(b)		3,256	2,795,005
Series 2014-7A, Class D, 5.62%, 7/17/26 (a)(b)		2,214	1,692,027
OZLM VIII Ltd.:
Series 2014-8A, Class A2A, 2.77%, 10/17/26 (a)(b)		15,265	14,817,514
Series 2014-8A, Class B, 3.62%, 10/17/26 (a)(b)		3,025	2,923,752
Series 2014-8A, Class C, 4.12%, 10/17/26 (a)(b)		4,985	4,280,346
OZLM XI Ltd.:
Series 2015-11A, Class B, 3.62%, 1/30/27 (a)(b)		2,219	2,134,508
Series 2015-11A, Class C1, 4.67%, 1/30/27 (a)(b)		3,876	3,269,794
OZLM XII Ltd.:
Series 2015-12A, Class A1, 2.07%, 4/30/27 (a)(b)		2,560	2,527,282
Series 2015-12A, Class A2, 2.62%, 4/30/27 (a)(b)		4,840	4,547,837
Series 2015-12A, Class B, 3.52%, 4/30/27 (a)(b)		1,210	1,149,084

BLACKROCK FUNDS II	MARCH 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-12A, Class C, 4.32%, 4/30/27 (a)(b)	USD	2,375	$2,044,125
Series 2015-12A, Class D, 6.02%, 4/30/27 (a)(b)		1,480	1,079,469
OZLM XIII Ltd., Series 2015-13A, Class C, 5.12%, 7/30/27 (a)(b)		1,165	1,048,838
OZLM XIV Ltd.:
Series 2015-14A, Class C, 4.73%, 1/15/29 (a)(b)		2,530	2,185,969
Series 2015-14A, Class D, 6.73%, 1/15/29 (a)(b)		2,340	1,824,433
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1A, 2.02%, 10/17/25 (a)(b)		10,000	9,845,000
Series 2014-1A, Class B, 3.17%, 10/17/22 (a)(b)		5,370	5,173,889
Series 2014-1A, Class C, 4.47%, 10/17/22 (a)(b)		3,230	2,959,487
Race Point V CLO Ltd., Series 2011-5AR, Class DR, 4.09%, 12/15/22 (a)(b)		4,360	4,172,475
Race Point VI CLO Ltd., Series 2012-6A, Class E, 6.37%, 5/24/23 (a)(b)		4,295	3,311,424
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.87%, 2/20/25 (a)(b)		5,070	4,964,544
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A1T, 0.72%, 6/25/45 (a)(b)		4,299	3,986,881
Regatta Funding LP, Series 2013-2A, Class D, 6.12%, 1/15/25 (a)(b)		1,750	1,543,739
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.57%, 7/25/26 (a)(b)		1,440	1,317,363
Series 2014-1A, Class D, 4.12%, 7/25/26 (a)(b)		1,730	1,409,464
Regatta V Funding Ltd.:
Series 2014-1A, Class B, 3.62%, 10/25/26 (a)(b)		2,665	2,428,309
Series 2014-1A, Class C, 4.07%, 10/25/26 (a)(b)		5,475	4,631,250
Series 2014-1A, Class D, 5.52%, 10/25/26 (a)(b)		1,545	1,119,911
Seneca Park CLO Ltd.:
Series 2014-1A, Class C, 3.52%, 7/17/26 (a)(b)		1,750	1,707,052
Series 2014-1A, Class D, 4.12%, 7/17/26 (a)(b)		5,755	4,951,537
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)		2,000	956,184
Sound Point CLO I Ltd.:
Series 2012-1A, Class B, 3.32%, 10/20/23 (a)(b)		800	804,063
Series 2012-1A, Class C, 3.92%, 10/20/23 (a)(b)		5,400	5,427,782
Sound Point CLO II Ltd., Series 2013-1A, Class A3L, 3.37%, 4/26/25 (a)(b)		9,465	8,881,956
Sound Point CLO III Ltd.:
Series 2013-2A, Class C1, 3.32%, 7/15/25 (a)(b)		750	703,612
Series 2013-2A, Class D, 4.52%, 7/15/25 (a)(b)		2,310	2,078,883
Series 2013-2A, Class E, 5.22%, 7/15/25 (a)(b)		4,660	3,657,658
Sound Point CLO IV Ltd.:
Series 2013-3A, Class A, 1.99%, 1/21/26 (a)(b)		18,859	18,587,091
Series 2013-3A, Class D, 4.12%, 1/21/26 (a)(b)		2,225	1,960,456
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.17%, 7/20/27 (a)(b)		1,300	1,065,220

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-2A, Class E, 6.12%, 7/20/27 (a)(b)	USD	1,300	$898,430
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.22%, 1/23/27 (a)(b)		2,160	1,845,960
Sound Point CLO VIII Ltd., Series 2015-1A, Class D, 4.27%, 4/15/27 (a)(b)		2,250	1,956,964
Steele Creek CLO Ltd., Series 2014-1A, Class C, 3.82%, 8/21/26 (a)(b)		3,565	3,455,305
Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.07%, 4/15/26 (a)(b)		4,455	3,599,021
Symphony CLO IX LP:
Series 2012-9A, Class C, 3.87%, 4/16/22 (a)(b)		3,930	3,957,940
Series 2012-9A, Class D, 4.87%, 4/16/22 (a)(b)		4,640	4,457,941
Series 2012-9A, Class E, 5.62%, 4/16/22 (a)(b)		2,640	2,315,082
Symphony CLO Ltd.:
Series 2012-10AR, Class CR, 3.17%, 7/23/23 (a)(b)		6,900	6,851,251
Series 2012-10AR, Class DR, 4.17%, 7/23/23 (a)(b)		2,075	1,966,271
Series 2012-10AR, Class ER, 6.17%, 7/23/23 (a)(b)		5,300	4,652,554
Symphony CLO VII Ltd.:
Series 2011-7A, Class B, 2.52%, 7/28/21 (a)(b)		5,630	5,641,009
Series 2011-7A, Class F, 6.02%, 7/28/21 (a)(b)		2,390	2,186,116
Symphony CLO VIII LP, Series 2012-8AR, Class ER, 6.32%, 1/09/23 (a)(b)		6,880	6,243,222
Symphony CLO XV Ltd.:
Series 2014-15A, Class C, 3.82%, 10/17/26 (a)(b)		3,940	3,905,882
Series 2014-15A, Class D, 4.37%, 10/17/26 (a)(b)		6,225	5,288,137
Series 2014-15A, Class E, 5.67%, 10/17/26 (a)(b)		2,075	1,676,641
Symphony CLO XVII Ltd., Series 2016-17A, Class E, 8.03%, 4/15/28 (a)(b)		750	654,750
Thacher Park CLO Ltd., Series 2014-1A, Class D1, 4.15%, 10/20/26 (a)(b)		1,250	1,079,593
TICP CLO I Ltd.:
Series 2014-1A, Class A1, 1.82%, 4/26/26 (a)(b)		9,180	9,065,256
Series 2015-1A, Class C, 3.62%, 7/20/27 (a)(b)		1,210	1,162,000
Series 2015-1A, Class D, 4.17%, 7/20/27 (a)(b)		1,210	1,023,584
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.16%, 1/20/27 (a)(b)		9,965	9,901,796
Series 2014-3A, Class B1, 2.97%, 1/20/27 (a)(b)		2,134	2,046,060
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.48%, 4/20/27 (a)(b)		7,200	6,120,000
Triaxx Prime CDO Ltd., Series 2006-1A, Class A2, 1.08%, 3/03/39 (a)(b)		50,060	10,888,050
Venture XI CLO Ltd., Series 2012-11AR, Class DR, 4.26%, 11/14/22 (a)(b)		1,075	967,632
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.29%, 2/28/24 (a)(b)		375	332,360
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 2.22%, 1/15/27 (a)(b)		9,605	9,486,741
Series 2014-19A, Class C, 3.92%, 1/15/26 (a)(b)		2,225	2,168,085
Venture XVI CLO Ltd., Series 2014-16A, Class A3L, 3.37%, 4/15/26 (a)(b)		1,750	1,582,214

6	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 2.72%, 4/15/27 (a)(b)	USD	550	$524,975
Series 2015-20A, Class C, 3.77%, 4/15/27 (a)(b)		1,430	1,310,452
Series 2015-20A, Class D, 4.47%, 4/15/27 (a)(b)		1,330	1,064,000
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.22%, 7/15/27 (a)(b)		1,470	1,181,439
Voya CLO Ltd.:
Series 2012-2A, Class BR, 2.57%, 10/15/22 (a)(b)		10,710	10,437,431
Series 2012-2RA, Class CR, 3.57%, 10/15/22 (a)(b)		7,610	7,266,028
Series 2012-2RA, Class DR, 4.57%, 10/15/22 (a)(b)		6,320	5,706,328
Series 2012-2RA, Class ER, 6.62%, 10/15/22 (a)(b)		2,105	1,665,686
Series 2012-4A, Class C, 5.12%, 10/15/23 (a)(b)		1,805	1,701,811
Series 2013-1A, Class A1, 1.76%, 4/15/24 (a)(b)		3,876	3,829,055
Series 2013-2A, Class C, 3.78%, 4/25/25 (a)(b)		3,440	3,019,026
Series 2013-3A, Class A1, 2.07%, 1/18/26 (a)(b)		6,770	6,660,006
Series 2013-3A, Class B, 3.32%, 1/18/26 (a)(b)		5,440	5,267,050
Series 2014-1A, Class C, 4.02%, 4/18/26 (a)(b)		1,560	1,154,400
Series 2014-3A, Class C, 4.22%, 7/25/26 (a)(b)		1,335	1,159,190
Series 2014-4A, Class A2A, 3.02%, 10/14/26 (a)(b)		2,490	2,409,377
Series 2014-4A, Class B, 3.97%, 10/14/26 (a)(b)		1,455	1,454,984
Series 2014-4A, Class C, 4.62%, 10/14/26 (a)(b)		3,475	3,092,646
Series 2015-1A, Class D, 6.22%, 4/18/27 (a)(b)		1,225	863,135
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 2.12%, 4/20/26 (a)(b)		5,750	5,684,450
Webster Park CLO Ltd.:
Series 2015-1A, Class C, 4.56%, 1/20/27 (a)(b)		7,760	6,864,263
Series 2015-1A, Class D, 6.61%, 1/20/27 (a)(b)		4,400	3,374,800
WhiteHorse IX Ltd., Series 2014-9A, Class C, 3.32%, 7/17/26 (a)(b)		1,030	832,930
Wind River CLO Ltd., Series 2012-1A, Class D, 5.62%, 1/15/24 (a)(b)		2,910	2,739,474
Ziggurat CLO I Ltd., Series 2014-1A, Class C, 3.72%, 10/17/26 (a)(b)		3,320	3,115,820

			1,306,016,507
Ireland — 0.3%
ALME Loan Funding II Ltd.:
Series 2X, Class A, 1.24%, 8/15/27 (b)	EUR	2,850	3,203,160
Series 2X, Class E, 4.94%, 8/15/27 (b)		2,595	2,528,258
Series 2X, Class F, 5.69%, 8/15/27 (b)		1,730	1,491,466
ALME Loan Funding IV BV, Series 4X, Class E, 5.75%, 1/15/30 (b)		3,870	3,829,002
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 6/16/27 (b)		2,706	2,644,445
Series 2014-1X, Class F, 5.75%, 6/16/27 (b)		1,352	1,171,039

Asset-Backed Securities		Par (000)	Value
Ireland (continued)
Avoca CLO XIII Ltd., Series 13X, Class E, 5.37%, 1/21/28 (b)	EUR	1,570	$1,565,571
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.75%, 7/12/28 (b)		1,740	1,583,960
Series 14X, Class F, 5.81%, 7/12/28 (b)		1,100	963,803
Series 14X, Class SUB, 0.00%, 7/12/28		4,510	3,643,677
Avoca CLO XV Ltd.:
Series 15X, Class E, 5.04%, 1/15/29 (b)		4,100	3,916,128
Series 15X, Class F, 6.79%, 1/15/29 (b)		1,540	1,388,126
Series 15X, Class M1, 0.00%, 1/15/29 (b)		3,100	2,502,237
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.35%, 7/08/27 (b)		10,810	12,183,885
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.90%, 1/24/28 (b)		1,700	1,744,105
Series 4X, Class F, 6.50%, 1/22/28 (b)		2,100	1,855,330
Series 4X, Class SUB, 0.00%, 1/24/28 (b)		10,200	8,966,791
Harvest CLO XI Ltd.:
Series 11X, Class E, 5.01%, 3/26/29 (b)		5,400	5,283,480
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		10,151	8,894,152
Oak Hill European Credit Partners IV Designated Activity Co.:
Series 2015-4X, Class E, 5.06%, 1/20/30 (b)		3,960	3,785,703
Series 2015-4X, Class F, 7.06%, 1/20/30 (b)		1,730	1,515,800
Sorrento Park CLO Ltd., Series 1X, Class E, 6.24%, 11/16/27 (b)		1,710	1,392,987

			76,053,105
Italy — 0.1%
Arianna SPV Srl:
Series 1, Class A, 3.60%, 10/20/30		7,125	8,213,229
Series 1, Class B, 5.50%, 1/20/20		2,800	3,319,421
Asset-Backed European Securitisation Transaction Ten Srl, Series 10, Class A, 0.26%, 12/10/28 (b)		7,749	8,822,501
Berica PMI, Series 1, Class A1X, 2.29%, 5/31/57 (b)		340	388,336
Colombo Srl, Series 1, Class B, 0.25%, 8/28/26 (b)		1,021	1,146,570

			21,890,057
Netherlands — 0.1%
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.35%, 7/30/28 (b)		2,625	2,733,099
Series 2015-4X, Class E, 4.55%, 7/30/28 (b)		3,785	3,512,590
Series 2015-4X, Class F, 6.25%, 7/30/28 (b)		1,590	1,417,265
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 4.95%, 1/15/24 (b)		5,820	4,310,802
North Westerly CLO BV, Series IV-X, Class A-1, 1.40%, 1/15/26 (b)		13,800	15,700,484
St. Pauls CLO, Series 4X, Class A1, 1.25%, 4/25/28 (b)		10,250	11,571,729

			39,245,969
Portugal — 0.1%
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta Electricity Receivables, Series 1, Class SNR, 4.17%, 2/16/17		3,729	4,307,296

BLACKROCK FUNDS II	MARCH 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Portugal (continued)
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18	EUR	17,999	$20,573,288

			24,880,584
United Kingdom — 0.0%
E-Carat PLC, Series 5, Class B, 1.46%, 4/18/23 (b)	GBP	5,900	8,349,627
United States — 6.0%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.69%, 7/25/36 (b)	USD	6,460	3,768,211
ALM V Ltd., Series 2012-5A, Class DR, 6.62%, 10/18/27 (a)(b)		1,250	1,046,750
ALM VII R Ltd., Series 2013-7RA, Class C, 4.07%, 4/24/24 (a)(b)		1,720	1,571,168
ALM VII R-2 Ltd., Series 2013-7R2A, Class D, 5.62%, 4/24/24 (a)(b)		500	439,812
ALM XI Ltd., Series 2014-11A, Class C, 4.12%, 10/17/26 (a)(b)		655	586,107
ALM XVII Ltd., Series 2015-17A, Class C1, 4.75%, 1/15/28 (a)(b)		2,530	2,412,279
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a)		8,624	8,527,312
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.67%, 5/25/35 (b)		5,436	3,942,421
AVANT Loans Funding Trust, Series 2015-A, Class A, 4.00%, 8/16/21 (a)		8,012	7,891,444
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		4,484	4,355,188
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		10,752	10,980,528
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.43%, 5/28/39 (a)(b)		39,028	28,303,496
Bayview Opportunity Master Fund IIA Trust, Series 2012-4NR3, Class A, 3.72%, 2/28/35 (a)(b)		3,940	3,938,095
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		13,471	13,416,689
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		4,416	4,407,758
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		7,830	3,691,501
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		7,269	3,536,970
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		12,447	6,396,063
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-EC2, Class M2, 0.85%, 2/25/36 (b)		2,709	2,321,066
Series 2006-HE10, Class 22A, 0.57%, 12/25/36 (b)		16,589	12,305,782
Series 2006-HE7, Class 1A2, 0.60%, 9/25/36 (b)		10,774	8,813,392
Series 2006-HE9, Class 2A, 0.57%, 11/25/36 (b)		20,883	17,371,530
Series 2007-AQ2, Class A2, 0.60%, 1/25/37 (b)		7,393	6,433,143
Series 2007-FS1, Class 1A3, 0.60%, 5/25/35 (b)		5,614	4,513,243
Series 2007-HE1, Class 21A2, 0.59%, 1/25/37 (b)		4,943	4,429,384

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2007-HE2, Class 22A, 0.57%, 3/25/37 (b)	USD	6,158	$4,739,583
Series 2007-HE2, Class 23A, 0.57%, 3/25/37 (b)		11,706	8,608,106
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.24%, 1/25/36 (b)		2,780	2,582,746
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.63%, 12/25/36 (a)(b)		5,370	4,976,050
Carlyle Global Market Strategies CLO Ltd.:
Series 2015-3A, Class D, 6.32%, 7/28/28 (a)(b)		1,320	1,020,429
Series 2016-1A, Class D, 8.23%, 4/20/27 (a)(b)		1,750	1,554,875
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, 0.68%, 7/25/36 (b)		9,244	5,234,365
Series 2006-FRE2, Class A2, 0.55%, 10/25/36 (b)		5,169	2,665,119
Series 2006-FRE2, Class A5, 0.51%, 10/25/36 (b)		6,063	3,109,621
Series 2006-NC3, Class A4, 0.67%, 8/25/36 (b)		9,267	5,110,719
Series 2006-NC5, Class A3, 0.58%, 1/25/37 (b)		2,500	1,395,307
Series 2006-NC5, Class A4, 0.65%, 1/25/37 (b)		4,026	2,257,598
Series 2007-FRE1, Class A2, 0.63%, 2/25/37 (b)		4,811	4,468,066
Series 2007-HE1, Class A2, 0.58%, 6/25/37 (b)		6,292	5,623,760
Series 2007-RFC1, Class A4, 0.65%, 12/25/36 (b)		5,940	3,108,394
Chesapeake Funding LLC:
Series 2013-1A, Class B, 1.43%, 1/07/25 (a)(b)		1,730	1,720,103
Series 2014-1A, Class B, 1.23%, 3/07/26 (a)(b)		1,965	1,942,114
Series 2014-1A, Class C, 1.63%, 3/07/26 (a)(b)		1,145	1,132,256
Series 2014-1A, Class D, 1.98%, 3/07/26 (a)(b)		3,245	3,231,241
CHLUPA Trust:
Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		3,559	3,549,862
Series 2014-HD, Class A, 2.92%, 2/15/21 (a)		6,057	6,027,062
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.20%, 5/26/27 (a)(b)		1,250	1,071,043
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (b)		5,994	3,741,754
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%, 3/15/28 (b)		7,544	7,373,578
Series 1997-6, Class M1, 7.21%, 1/15/29 (b)		5,250	5,234,911
Series 1998-6, Class M1, 6.63%, 6/01/30		3,238	2,854,005
Series 1998-8, Class A1, 6.28%, 9/01/30		6,640	7,008,388
Countrywide Asset-Backed Certificates: Series 2006-S3, Class A3, 6.29%, 6/25/21 (c)		3,004	3,106,352

8	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2006-S3, Class A4, 6.44%, 1/25/29 (c)	USD	2,557	$2,497,510
Series 2007-13, Class 1A, 1.27%, 10/25/47 (b)		12,721	10,369,288
Series 2007-S3, Class A3, 0.81%, 5/25/37 (b)		13,036	9,447,835
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (a)		23,183	21,559,998
Credit-Based Asset Servicing & Securitization LLC, Series 2006-SL1, Class A2, 6.06%, 9/25/36 (a)(c)		15,368	3,885,700
CWHEQ Home Equity Loan Trust:
Series 2006-S2, Class A3, 5.84%, 7/25/27		1,928	2,098,942
Series 2006-S5, Class A4, 5.84%, 6/25/35		5,145	5,038,111
Series 2006-S5, Class A5, 6.16%, 6/25/35		3,190	2,896,440
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		8,492	8,394,829
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.62%, 5/15/35 (b)		7,429	6,122,357
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		39,792	39,070,426
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A4, 0.64%, 12/25/36 (b)		9,144	5,424,417
FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 3/09/47 (a)		3,103	3,073,338
Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.60%, 2/25/37 (b)		8,585	4,494,453
GFT Mortgage Loan Trust:
Series 2015-GFT1, Class A, 3.72%, 1/25/55 (a)(c)		8,978	8,870,374
Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(c)		5,629	5,607,413
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (b)		3,550	3,875,067
Series 1999-5, Class M2, 9.23%, 12/15/29 (b)		1,550	1,309,255
GSAMP Trust:
Series 2006-FM2, Class A2B, 0.55%, 9/25/36 (b)		11,111	4,751,045
Series 2007-H1, Class A1B, 0.63%, 1/25/47 (b)		5,340	3,292,294
Highbridge Loan Management Ltd.:
Series 2015-6A, Class D, 4.27%, 3/17/27 (a)(b)		1,820	1,587,950
Series 2015-6A, Class E, 6.07%, 3/17/27 (a)(b)		1,620	1,170,383
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.37%, 7/25/36 (c)		14,793	5,912,487
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.80%, 4/15/36 (b)		8,602	7,509,334
Hyundai Auto Receivables Trust, Series 2013-B, Class CERT, 0.00%, 9/16/19		4,399	3,002,621
Invitation Homes Trust:
Series 2013-SFR1, Class F, 4.08%, 12/17/30 (a)(b)		1,649	1,559,341
Series 2014-SFR1, Class A, 1.44%, 6/17/31 (a)(b)		4,509	4,407,065
Series 2014-SFR2, Class A, 1.54%, 9/17/31 (a)(b)		6,163	6,033,908
Series 2014-SFR2, Class E, 3.85%, 9/17/31 (a)(b)		4,960	4,725,952
Series 2015-SFR1, Class E, 4.63%, 3/17/17 (a)(b)		3,266	3,191,319

Asset-Backed Securities		Par (000)	Value
United States (continued)
Irwin Home Equity Loan Trust, Series 2006-P1, Class 1A, 0.57%, 12/25/36 (a)(b)	USD	1,243	$1,063,237
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		3,812	2,110,969
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (b)		19,863	20,854,172
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		3,348	2,192,495
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		28,513	28,423,823
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.65%, 2/25/36 (b)		6,133	4,827,843
Series 2006-1, Class 2A3, 0.62%, 2/25/36 (b)		11,612	5,898,756
Series 2006-10, Class 2A2, 0.54%, 11/25/36 (b)		1,982	775,737
Series 2006-10, Class 2A3, 0.59%, 11/25/36 (b)		20,241	8,009,221
Series 2006-10, Class 2A4, 0.65%, 11/25/36 (b)		10,839	4,343,650
Series 2006-11, Class 1A, 0.59%, 12/25/36 (b)		19,556	11,709,598
Series 2006-2, Class 2A3, 0.62%, 3/25/46 (b)		31,921	12,135,997
Series 2006-3, Class 2A3, 0.61%, 5/25/46 (b)		9,186	3,031,574
Series 2006-3, Class 2A4, 0.70%, 5/25/46 (b)		5,429	1,834,210
Series 2006-4, Class 2A4, 0.69%, 5/25/36 (b)		8,240	3,282,145
Series 2006-6, Class 1A, 0.58%, 7/25/36 (b)		29,254	17,617,357
Series 2006-9, Class 2A3, 0.59%, 10/25/36 (b)		15,555	5,728,296
Series 2006-9, Class 2A4, 0.66%, 10/25/36 (b)		6,966	2,599,349
Marketplace Loan Trust Series, Series 2015-AV1, Class A, 4.00%, 9/15/21 (a)		12,516	12,297,355
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4, 0.71%, 5/25/37 (b)		5,000	3,301,044
Mill Creek CLO Ltd.:
Series 2016-1A, Class C, 4.35%, 4/20/28 (a)(b)		1,600	1,564,000
Series 2016-1A, Class E, 8.37%, 4/20/28 (a)(b)		1,750	1,555,575
Morgan Stanley Mortgage Loan Trust:
Series 2006-15XS, Class A2B, 5.51%, 11/25/36 (c)		9,207	5,538,952
Series 2007-7AX, Class 1A, 0.65%, 4/25/37 (b)		58,013	23,218,191
MSCC Heloc Trust, Series 2007-1, Class A, 0.53%, 12/25/31 (b)		1,131	1,104,211
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (a)		26,065	25,905,506
Series 2014-AA, Class A3, 2.04%, 10/15/31 (a)(b)		17,812	16,541,053
Series 2014-AA, Class B, 3.50%, 8/15/44 (a)		14,970	12,797,804

BLACKROCK FUNDS II	MARCH 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2014-CTA, Class A, 1.14%, 9/16/24 (a)(b)	USD	5,658	$5,588,257
Series 2014-CTA, Class B, 2.19%, 10/17/44 (a)(b)		21,595	19,690,578
Series 2015-AA, Class A2B, 1.63%, 12/15/28 (a)(b)		5,340	5,195,339
Series 2015-AA, Class A3, 2.13%, 11/15/30 (a)(b)		10,143	9,557,388
Series 2015-AA, Class B, 3.50%, 12/15/44 (a)		10,722	9,275,279
Series 2015-CA, Class B, 3.25%, 5/15/40 (a)		6,130	6,109,582
Series 2016-AA, Class A2B, 2.71%, 12/15/45 (a)(b)		26,940	26,242,316
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)		7,740	6,519,804
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.17%, 8/04/25 (a)(b)		2,833	2,424,526
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)		3,240	3,207,688
Series 2015-1A, Class B, 2.18%, 7/15/19 (a)(b)		4,790	4,741,650
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 9/15/31 (b)		2,832	2,339,443
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		72,400	72,218,153
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		30,597	29,925,974
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		23,985	23,891,394
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		12,835	12,403,907
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		13,875	13,203,296
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)		44,020	41,304,657
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		19,585	19,390,729
Series 2015-1A, Class C, 5.12%, 3/18/26 (a)		7,260	6,863,068
Series 2015-1A, Class D, 6.63%, 3/18/26 (a)		3,447	3,279,065
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		36,150	35,659,528
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		22,816	21,570,525
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		26,390	24,478,221
Series 2015-2A, Class D, 5.64%, 7/18/25 (a)		14,900	13,739,077
Series 2015-3A, Class C, 5.82%, 11/20/28 (a)		14,420	12,471,541
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 1/25/37 (c)		5,305	4,941,910
PFS Financing Corp., Series 2014-AA, Class B, 1.39%, 2/15/19 (a)(b)		4,725	4,696,767
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 4.12%, 4/15/26 (a)(b)		2,340	2,061,597
Pretium Mortgage Credit Partners I LLC, Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(c)		17,113	17,073,237
Progress Residential Trust:
Series 2014-SFR1, Class F, 5.13%, 10/17/31 (a)(b)		2,082	1,984,881

Asset-Backed Securities		Par (000)		Value
United States (continued)
Series 2015-SFR1, Class A, 1.84%, 2/17/32 (a)(b)	USD	14,186		$13,999,692
Series 2015-SFR1, Class E, 4.43%, 2/17/32 (a)(b)		4,675		4,489,368
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		9,856		9,849,095
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		2,110		2,013,480
RCO Mortgage LLC, Series 2015-NQM1, Class A, 3.92%, 6/25/23 (a)(b)		10,453		10,415,996
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 5/26/20 (a)(c)		11,981		11,861,900
SACO I Trust, Series 2006-9, Class A1, 0.73%, 8/25/36 (b)		5,156		6,869,361
Santander Drive Auto Receivables Trust:
Series 2012-AA, Class Cert, 0.00%, 12/16/19 (a)		—(d	)	2,154,750
Series 2014-S2, Class Cert, 0.00%, 11/16/18 (a)		—(d	)	2,405,700
Series 2014-S2, Class R, 1.43%, 11/16/18 (a)		751		751,192
Series 2014-S3, Class Cert, 0.00%, 2/19/19 (a)		—(d	)	4,000,850
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		488		488,607
Series 2014-S4, Class Cert, 0.00%, 4/16/19 (a)		—(d	)	5,240,550
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		1,182		1,182,473
Series 2014-S5, Class Cert, 0.00%, 6/18/19 (a)		—(d	)	2,687,100
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		826		826,073
Series 2014-S6, Class Cert, 0.00%, 12/16/19 (a)		—(d	)	3,346,200
Scholar Funding Trust, Series 2011-A, Class A, 1.52%, 10/28/43 (a)(b)		2,518		2,401,738
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3D, 0.64%, 10/25/36 (b)		4,623		2,637,710
Silver Bay Realty Trust:
Series 2014-1, Class A, 1.44%, 9/17/31 (a)(b)		3,400		3,311,915
Series 2014-1, Class E, 3.68%, 9/17/31 (a)(b)		2,475		2,332,799
Series 2014-1, Class F, 3.98%, 9/17/31 (a)(b)		4,080		3,717,893
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.79%, 7/15/36 (b)		3,656		3,617,994
Series 2006-A, Class C, 1.07%, 7/15/36 (b)		9,086		7,874,591
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.03%, 3/15/22 (b)		2,025		1,991,618
Series 2004-A, Class A3, 1.03%, 6/15/33 (b)		33,813		31,169,657
Series 2004-B, Class A2, 0.83%, 6/15/21 (b)		674		668,876
Series 2004-B, Class A3, 0.96%, 3/15/24 (b)		43,555		39,763,163
Series 2005-B, Class A2, 0.81%, 3/15/23 (b)		3,127		3,087,111
Series 2006-A, Class A4, 0.82%, 12/15/23 (b)		11,781		11,616,473
Series 2006-A, Class B, 0.93%, 6/15/39 (b)		24,865		19,879,096

10	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2006-B, Class A4, 0.81%, 3/15/24 (b)	USD	2,924	$2,889,721
Series 2006-B, Class A5, 0.90%, 12/15/39 (b)		3,660	3,049,453
Series 2006-C, Class A4, 0.80%, 3/15/23 (b)		2,342	2,303,959
Series 2007-A, Class A2, 0.75%, 9/15/25 (b)		7,339	7,221,158
Series 2007-A, Class A3, 0.80%, 12/15/26 (b)		7,225	6,891,929
SLM Private Education Loan Trust:
Series 2011-A, Class A2, 4.37%, 4/17/28 (a)		2,000	2,072,518
Series 2011-A, Class A3, 2.94%, 1/15/43 (a)(b)		6,560	6,617,338
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		3,340	3,402,465
Series 2011-B, Class A3, 2.69%, 6/16/42 (a)(b)		11,165	11,349,014
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		7,328	7,688,672
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		11,210	11,496,293
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		4,975	5,069,044
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		9,015	9,186,338
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		8,025	8,011,416
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		7,730	7,632,572
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		17,440	16,856,892
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		5,215	5,110,658
Series 2013-B, Class A2B, 1.54%, 6/17/30 (a)(b)		9,970	9,857,035
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		15,415	15,109,979
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		15,620	15,810,937
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		19,840	19,868,089
Series 2014-A, Class A2A, 2.59%, 1/15/26 (a)		2,800	2,812,658
Series 2014-A, Class A2B, 1.58%, 1/15/26 (a)(b)		13,940	13,806,480
Series 2014-A, Class B, 3.50%, 11/15/44 (a)		16,505	16,149,098
SMB Private Education Loan Trust:
Series 2015-A, Class A2A, 2.49%, 4/15/23 (a)		1,835	1,788,332
Series 2015-B, Class A2B, 1.64%, 7/15/27 (a)(b)		6,930	6,738,320
Series 2015-B, Class A3, 2.19%, 5/17/32 (a)(b)		18,490	17,828,613
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		15,900	15,248,736
Series 2015-C, Class A3, 2.39%, 8/15/24 (a)(b)		15,420	14,953,257
Series 2015-C, Class B, 3.50%, 9/15/43 (a)		13,620	13,021,526
Series 2015-C, Class C, 4.50%, 9/17/46 (a)		24,880	24,081,384
Solarcity LMC Series IV LLC:
Series 2015-1, Class A, 4.18%, 8/21/45 (a)		2,797	2,862,520

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2015-1, Class B, 5.58%, 8/21/45 (a)	USD	11,370	$10,920,885
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (a)		150	147,648
Series 2014-AA, Class C, 4.45%, 12/15/22 (a)		1,100	1,073,849
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		29,600	28,117,185
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.68%, 5/17/32 (a)(b)		5,220	5,085,507
U.S. Residential Opportunity Fund Trust:
Series 2015-1III, Class A, 3.72%, 1/27/35 (a)		13,561	13,448,768
Series 2015-1IV, Class A, 3.72%, 2/27/35 (a)		7,677	7,618,812
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.56%, 7/25/37 (a)(b)		13,047	11,521,256
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 0.61%, 10/25/36 (b)		25,160	12,278,874
World Financial Network Credit Card Master Trust:
Series 2012-C, Class C, 4.55%, 8/15/22		6,229	6,425,268
Series 2012-C, Class M, 3.32%, 8/15/22		2,270	2,338,028
Series 2012-D, Class B, 3.34%, 4/17/23		4,080	4,121,507
Series 2012-D, Class M, 3.09%, 4/17/23		2,525	2,571,463
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		8,485	8,368,505

			1,800,814,668
Total Asset-Backed Securities — 11.0%			3,277,250,517

Common Stocks		Shares	Value
Canada — 0.0%
Northern Graphite Corp. (e)		435,208	174,251
China — 0.0%
Alibaba Group Holding Ltd. — ADR (e)(f)		77,528	6,127,038
China Singyes Solar Technologies Holdings Ltd.		2,200,000	928,827
Fufeng Group Ltd.		3,000,000	957,229

			8,013,094
Luxembourg — 0.0%
Concrete Investment II SCA — Stapled (e)(g)		24,318	—
United States — 0.3%
AbbVie, Inc.		163,923	9,363,282
Amgen, Inc.		58,972	8,841,672
Apple Inc.		138,560	15,101,654
Biogen, Inc. (e)		31,761	8,268,024
Concho Resources, Inc. (e)		19,320	1,952,093
Gilead Sciences, Inc.		94,318	8,664,051
Matador Resources Co. (e)		128,839	2,442,787
Mylan NV (e)		170,970	7,924,460
Ovation Acquisition I, LLC (Acquired 12/28/15,cost $17,341) (e)(h)		17,341	17,341
Two Harbors Investment Corp.		195,612	1,553,159
United Continental Holdings, Inc. (e)		148,041	8,861,734
Vantage Drilling Co. (e)		1,556,671	26,775

BLACKROCK FUNDS II	MARCH 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Common Stocks		Shares	Value
United States (continued)
VEREIT, Inc.		721,314	$6,398,055

			79,415,087
Total Common Stocks — 0.3%			87,602,432

Corporate Bonds		Par (000)	Value
Australia — 0.2%
APT Pipelines Ltd.:
3.88%, 10/11/22	USD	2,207	2,201,483
4.20%, 3/23/25		6,000	5,852,688
Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24		5,244	5,311,123
Cromwell SPV Finance Property Ltd., 2.00%, 2/04/20 (i)	EUR	8,200	9,085,866
Drillsearch Finance Property Ltd., 6.00%, 9/01/18 (i)	USD	2,100	2,100,000
Goodman Funding Property Ltd., 6.00%, 3/22/22		5,000	5,678,690
Macquarie Bank Ltd., 3.90%, 1/15/26		5,000	5,038,105
Newcrest Finance Property Ltd.:
4.45%, 11/15/21		6,771	6,591,846
4.20%, 10/01/22		1,229	1,164,662
Origin Energy Finance Ltd., 3.50%, 10/04/21	EUR	8,000	8,620,967
SGSP Australia Assets Property Ltd., 3.30%, 4/09/23	USD	1,610	1,578,584
Transfield Services Ltd.:
8.38%, 5/15/20 (a)		1,800	1,840,500
8.38%, 5/15/20		300	306,750

			55,371,264
Austria — 0.1%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 8.13%, 10/30/23	EUR	4,600	6,200,089
Erste Group Bank AG, 5.50%, 5/26/25 (b)	USD	6,800	6,649,366
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)	EUR	3,400	3,851,315

			16,700,770
Belgium — 0.2%
Anheuser-Busch InBev SA/NV:
1.50%, 3/17/25		15,755	18,381,437
2.00%, 3/17/28		14,340	17,002,579
2.75%, 3/17/36		11,010	13,326,509
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		2,634	2,980,750

			51,691,275
Brazil — 0.1%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24	USD	8,500	8,245,000
Suzano Trading Ltd.:
5.88%, 1/23/21 (a)		6,000	6,060,000
5.88%, 1/23/21		2,500	2,525,000

			16,830,000
Canada — 0.1%
Air Canada Pass-Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23 (a)		15,270	14,506,500
Glencore Canada Financial Corp., 7.38%, 5/27/20	GBP	150	221,037
MEG Energy Corp.:
6.50%, 3/15/21 (a)	USD	2,430	1,467,113

Corporate Bonds		Par (000)	Value
Canada (continued)
7.00%, 3/31/24 (a)	USD	18,854	$11,123,860

			27,318,510
Cayman Islands — 0.0%
Trafford Centre Finance Ltd., 1.41%, 7/28/35 (b)	GBP	3,400	4,147,574
Chile — 0.1%
AES Gener SA, 5.00%, 7/14/25 (a)	USD	10,000	10,042,280
GNL Quintero SA, 4.63%, 7/31/29		7,044	7,061,610

			17,103,890
China — 0.5%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNH	21,000	3,228,773
Baidu, Inc., 4.13%, 6/30/25	USD	3,000	3,128,457
Baosteel Hong Kong Investment Co. Ltd., 0.00%, 12/01/18 (i)(j)		5,000	4,668,750
Beijing Capital Hong Kong Ltd., 4.70%, 6/20/17	CNH	22,000	3,380,924
Biostime International Holdings Ltd., 0.00%, 2/20/19 (i)(j)	HKD	20,000	2,591,091
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43	USD	3,550	3,917,084
China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/08/19 (i)	CNY	4,000	500,959
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20	USD	3,973	4,113,307
Cosmos Boom Investment Ltd., 0.50%, 6/23/20 (i)		7,400	6,891,250
CRRC Corp Ltd., 0.00%, 2/05/21 (i)(j)		7,500	8,043,750
Dragon Aviation Finance Luxembourg SA, 4.00%, 11/28/22		14,678	15,068,993
E-House China Holdings Ltd.:
2.75%, 12/15/18 (a)(i)		10,700	10,479,313
2.75%, 12/15/18 (i)		1,000	979,375
Fantasia Holdings Group Co. Ltd., 10.63%, 1/23/19		5,000	5,180,775
Fufeng Group Ltd., 3.00%, 11/27/18 (i)	CNY	20,000	3,039,767
HC International, Inc., 5.00%, 11/27/19 (i)	HKD	30,000	2,992,323
Hengan International Group Co. Ltd., 0.00%, 6/27/18 (i)(j)		91,000	12,346,678
Panda Funding Investment 2013, 3.95%, 12/17/16	CNH	22,000	3,370,623
Proven Honour Capital Ltd., 4.13%, 5/19/25	USD	23,104	23,450,976
Qihoo 360 Technology Co. Ltd.:
2.50%, 9/15/18 (i)		4,079	4,053,506
0.50%, 8/15/20 (i)		6,000	5,910,000
1.75%, 8/15/21 (i)		3,000	2,958,750
Semiconductor Manufacturing International Corp., 0.00%, 11/07/18 (i)(j)		7,900	8,522,125
Shui On Development Holding Ltd., 6.88%, 2/26/17	CNH	29,000	4,491,438
Wanda Properties International Co. Ltd., 7.25%, 1/29/24	USD	9,950	10,315,115
Yingde Gases Investment Ltd., 8.13%, 4/22/18		6,250	4,562,500
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	16,000	2,432,909

			160,619,511
Cyprus — 0.1%
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 (i)	EUR	7,800	11,399,870
3.00%, 12/09/21		5,100	5,559,563

			16,959,433
Czech Republic — 0.0%
CE Energy AS, 7.00%, 2/01/21		2,783	3,340,955

12	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Denmark — 0.0%
Danske Bank A/S, 0.50%, 5/06/21	EUR	8,375	$9,535,174
France — 0.1%
3AB Optique Developpement SAS, 5.63%, 4/15/19		100	105,825
Casino Guichard Perrachon SA, 3.31%, 1/25/23		900	1,056,384
Dakar Finance SA, 9.00% (9.00% Cash or 9.25% PIK), 11/15/20 (k)		2,041	2,266,162
Dry Mix Solutions Investissements SAS, 4.03%, 6/15/21 (b)		3,263	3,596,945
Ephios Holdco II PLC, 8.25%, 7/01/23		603	689,586
Faurecia, 3.63%, 6/15/23		301	339,775
Horizon Holdings I SASU, 7.25%, 8/01/23		705	842,332
Lion/Seneca France 2, 7.88%, 4/15/19		4,560	4,105,666
Loxam SAS, 4.88%, 7/23/21		604	719,939
Numericable-SFR SAS:
5.38%, 5/15/22		826	956,356
6.00%, 5/15/22 (a)	USD	16,000	15,600,000
5.63%, 5/15/24	EUR	953	1,092,283
Renault SA, 3.63%, 9/19/18		4,000	4,907,272
SGD Group SAS, 5.63%, 5/15/19		1,308	1,516,283
TDF Infrastructure SAS, 2.50%, 4/07/26		1,300	1,486,226
THOM Europe SAS, 7.38%, 7/15/19		1,351	1,629,544

			40,910,578
Germany — 0.4%
BMBG Bond Finance SCA, 5.08%, 10/15/20 (b)		247	281,062
Commerzbank AG:
7.75%, 3/16/21		7,000	9,639,650
4.00%, 3/23/26		33,125	38,435,569
Deutsche Telekom International Finance BV, 1.50%, 4/03/28		1,760	2,038,829
Douglas GmbH, 6.25%, 7/15/22		749	911,523
Eurogrid GmbH, 1.63%, 11/03/23		4,000	4,786,081
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	120,162
HeidelbergCement AG, 2.25%, 3/30/23		900	1,022,832
HSH Nordbank AG:
0.62%, 2/14/17 (b)		11,264	11,654,160
0.66%, 2/14/17 (b)		649	672,034
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22 (k)		1,021	1,215,436
ProGroup AG, 5.13%, 5/01/22		573	686,249
Schaeffler Holding Finance BV:
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (k)		1,833	2,237,077
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (k)		670	789,574
Unitymedia GmbH, 3.75%, 1/15/27		286	293,710
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.75%, 1/15/23		1,493	1,818,708
5.63%, 4/15/23		471	574,382
4.00%, 1/15/25		5,644	6,550,768
4.63%, 2/15/26		800	941,364
3.50%, 1/15/27		189	208,182
6.25%, 1/15/29		1,337	1,681,120
Vonovia Finance BV:
1.63%, 12/15/20		13,600	15,977,528
2.25%, 12/15/23		9,400	11,428,807

			113,964,807
Greece — 0.0%
OTE PLC, 3.50%, 7/09/20		503	549,184
Hong Kong — 0.2%
AIA Group Ltd., 3.20%, 3/11/25	USD	7,500	7,546,260
Asia View Ltd., 1.50%, 8/08/19 (i)		7,000	7,253,750

Corporate Bonds		Par (000)	Value
Hong Kong (continued)
ASM Pacific Technology Ltd., 1.75%, 3/28/19 (i)	HKD	20,000	$2,574,977
China Nickel Resources Holdings Co. Ltd., 12.00%, 12/12/18 (e)(l)		8,000	257,820
China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/05/23 (i)(j)	USD	14,200	14,164,500
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (i)	HKD	48,507	5,002,414
Glorious Property Holdings Ltd., 13.25%, 3/04/18	USD	2,733	2,080,496
Goodman HK Finance, 4.38%, 6/19/24		8,140	8,402,352
IT Ltd., 6.25%, 5/15/18	CNH	25,100	3,550,605
Noble Group Ltd., 6.75%, 1/29/20	USD	7,050	4,723,500
PB Issuer No. 4 Ltd., 3.25%, 7/03/21 (i)		5,513	3,865,991
REXLot Holdings Ltd., 4.50%, 4/17/19 (i)	HKD	19,000	1,959,432
Shine Power International Ltd., 0.00%, 7/28/19 (i)(j)		60,000	7,531,567

			68,913,664
India — 0.2%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	3,350	3,446,664
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		15,260	16,297,405
Food Corp. of India, 9.95%, 3/07/22	INR	1,500,000	24,594,473
Greenko Dutch BV, 8.00%, 8/01/19	USD	3,046	3,243,990
Lodha Developers International Ltd., 12.00%, 3/13/20		3,550	3,412,260
Rolta Americas LLC, 8.88%, 7/24/19		4,424	1,685,544
Vedanta Resources PLC, 8.25%, 6/07/21		4,066	2,398,940
Videocon Industries Ltd., 4.30%, 12/31/20		950	826,500

			55,905,776
Indonesia — 0.1%
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15 (e)(l)		11,675	2,721,443
Berau Coal Energy Tbk PT, 7.25%, 3/13/17		6,070	1,221,587
Jababeka International BV, 7.50%, 9/24/19		2,916	2,913,860
Pacific Emerald Pte Ltd., 9.75%, 7/25/18		2,250	2,250,000
Pakuwon Prima Pte Ltd., 7.13%, 7/02/19		3,000	3,038,301
Pratama Agung Pte. Ltd., 6.25%, 2/24/20		12,200	12,131,875
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		1,187	1,195,903

			25,472,969
Ireland — 0.1%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	8,000	8,739,090
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)	USD	3,888	3,846,690
6.00%, 6/30/21 (a)		3,850	3,657,500
4.25%, 1/15/22	EUR	100	115,213
Bank of Ireland, 4.25%, 6/11/24 (b)		19,110	21,717,415
eircom Finance Ltd., 9.25%, 5/15/20		1,219	1,460,273

			39,536,181
Italy — 0.4%
Assicurazioni Generali SpA, 5.50%, 10/27/47 (b)		815	957,531
Banco Popolare SC:
3.50%, 3/14/19		1,200	1,397,995
2.75%, 7/27/20		8,075	9,240,569
Intesa Sanpaolo SpA:
6.63%, 9/13/23		6,630	9,041,103
2.86%, 4/23/25		13,047	14,446,018
3.93%, 9/15/26		2,820	3,278,870
Meccanica Holdings USA, Inc.:
7.38%, 7/15/39 (a)	USD	1,740	1,809,600
6.25%, 1/15/40 (a)		4,750	4,512,500

BLACKROCK FUNDS II	MARCH 31, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Italy (continued)
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (k)	EUR	7,362	$8,481,424
Officine Maccaferri SpA, 5.75%, 6/01/21		405	414,725
Onorato Armatori SpA, 7.75%, 2/15/23		3,868	4,610,473
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	956	941,660
6.00%, 9/30/34		787	748,067
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	2,379	3,668,080
UniCredit SpA:
6.95%, 10/31/22		22,038	28,192,721
2.00%, 3/04/23		2,765	3,189,074
5.75%, 10/28/25 (b)		11,756	14,007,085
Wind Acquisition Finance SA, 4.00%, 7/15/20		2,439	2,751,060

			111,688,555
Jamaica — 0.0%
Digicel Ltd., 6.00%, 4/15/21 (a)	USD	3,100	2,774,500
Japan — 0.2%
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (i)(j)	JPY	200,000	1,825,936
0.00%, 3/25/20 (i)(j)		130,000	1,200,720
Kandenko Co. Ltd., 0.00%, 3/31/21 (i)(j)		280,000	2,537,950
LIXIL Group Corp., 0.00%, 3/04/22 (i)(j)		110,000	970,056
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/26	USD	6,000	6,240,960
Mitsui OSK Lines Ltd., 0.00%, 4/24/20 (i)(j)		4,100	3,321,000
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24 (i)(j)	JPY	570,000	5,596,428
Nipro Corp., 0.00%, 1/29/21 (i)(j)		110,000	1,012,817
Shizuoka Bank Ltd., 0.00%, 4/25/18 (i)(j)	USD	1,700	1,610,750
Softbank Corp., 4.50%, 4/15/20 (a)		1,045	1,059,369
SoftBank Group Corp.:
4.75%, 7/30/25	EUR	146	170,702
5.25%, 7/30/27		1,861	2,136,166
Sumitomo Forestry Co. Ltd., 0.00%, 8/24/18 (i)(j)	JPY	350,000	3,152,628
Suzuki Motor Corp.:
0.00%, 3/31/21 (i)(j)		320,000	2,978,364
0.00%, 3/31/23 (i)(j)		300,000	2,802,212
Takashimaya Co. Ltd., 0.00%, 12/11/18 (i)(j)		520,000	4,672,353
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (i)(j)		170,000	1,546,381
0.00%, 12/03/20 (i)(j)		180,000	1,653,339
Toppan Printing Co. Ltd., 0.00%, 12/19/16 (i)(j)		400,000	3,580,790
Unicharm Corp., 0.00%, 9/25/20 (i)(j)		170,000	1,816,385
Yamaguchi Financial Group, Inc.:
0.00%, 12/20/18 (i)(j)	USD	3,300	3,306,600
0.13%, 3/26/20 (b)(i)		4,200	3,915,450

			57,107,356
Luxembourg — 0.1%
Altice Financing SA, 5.25%, 2/15/23	EUR	3,182	3,697,929
Altice Finco SA, 9.00%, 6/15/23		729	929,075
Altice Luxembourg SA:
7.25%, 5/15/22		945	1,062,683
6.25%, 2/15/25		2,113	2,161,184
7.63%, 2/15/25 (a)	USD	3,465	3,317,737
APERAM, 0.63%, 7/08/21 (i)		5,800	6,516,300
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	2,509	3,555,612
Intelsat Jackson Holdings SA, 5.50%, 8/01/23	USD	3,290	1,982,225
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	447	455,235
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		1,389	1,620,060
Magnolia BC SA, 9.00%, 8/01/20		846	1,022,734
Matterhorn Telecom SA, 3.88%, 5/01/22		3,020	3,230,277

Corporate Bonds		Par (000)	Value
Luxembourg (continued)
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	632	$715,559
Swissport Investments SA, 6.75%, 12/15/21		672	804,816
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		2,605	3,253,249

			34,324,675
Malaysia — 0.1%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	7,500	7,881,353
Cahaya Capital Ltd., 0.00%, 9/18/21 (i)(j)		5,000	4,912,500

			12,793,853
Mexico — 0.0%
Cemex Finance LLC:
5.25%, 4/01/21	EUR	438	499,622
9.38%, 10/12/22 (a)	USD	6,250	6,875,000
9.38%, 10/12/22		1,250	1,375,000

			8,749,622
Netherlands — 0.1%
ABN AMRO Bank NV, 2.88%, 6/30/25 (b)	EUR	13,350	15,495,030
Constellium NV, 8.00%, 1/15/23 (a)	USD	3,342	2,769,683
Hema Bondco I BV, 6.25%, 6/15/19	EUR	652	540,854
SNS Bank NV, 3.75%, 11/05/25 (b)		15,200	16,852,644
TMF Group Holding BV, 9.88%, 12/01/19		691	837,399
UPC Holding BV, 6.75%, 3/15/23		351	431,340
UPCB Finance IV Ltd., 4.00%, 1/15/27		2,210	2,444,854
Ziggo Bond Finance BV, 4.63%, 1/15/25		2,737	3,036,578

			42,408,382
Philippines — 0.0%
Security Bank Corp., 3.95%, 2/03/20	USD	2,327	2,439,615
Poland — 0.0%
Play Finance 2 SA, 5.25%, 2/01/19	EUR	558	650,823
Portugal — 0.0%
Banco Espirito Santo SA:
2.63%, 5/08/17 (e)		3,400	909,184
4.75%, 1/15/18 (e)		15,500	4,144,809
4.00%, 1/21/19 (e)		16,200	4,331,994

			9,385,987
Singapore — 0.1%
Global A&T Electronics Ltd.:
10.00%, 2/01/19	USD	12,190	7,740,650
10.00%, 2/01/19		5,500	3,492,500
OSIM International Ltd., 0.00%, 9/18/19 (i)(j)	SGD	3,500	2,557,777
United Overseas Bank Ltd., 3.50%, 9/16/26 (b)	USD	8,000	8,040,800

			21,831,727
Slovenia — 0.0%
United Group BV, 7.88%, 11/15/20	EUR	947	1,145,051
South Korea — 0.1%
Hyundai Capital Services, Inc., 2.88%, 3/16/21	USD	10,000	10,068,500
Hyundai Heavy Industries Co. Ltd., 0.00%, 6/29/20 (i)(j)		2,400	2,259,000
Shinhan Bank, 3.88%, 3/24/26		4,670	4,723,868
Woori Bank, 4.75%, 4/30/24		10,000	10,509,390

			27,560,758
Spain — 0.3%
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	878	779,281
Bankia SA, 4.00%, 5/22/24 (b)		32,100	35,034,041
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (k)		6,162	6,527,967
BPE Financiaciones SA, 2.00%, 2/03/20		17,100	19,026,160
CaixaBank SA, 5.00%, 11/14/23 (b)		1,000	1,167,220

14	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Spain (continued)
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	1,450	$1,607,472
Ibercaja Banco SA, 5.00%, 7/28/25 (b)		10,000	10,537,397
Obrascon Huarte Lain SA, 5.50%, 3/15/23		3,601	3,264,137
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20		6,894	8,059,189
Santander International Debt SAU, 1.38%, 12/14/22		1,000	1,162,159

			87,165,023
Sweden — 0.0%
Verisure Holding AB, 6.00%, 11/01/22		1,165	1,407,847
Switzerland — 0.2%
Credit Suisse AG, 6.50%, 8/08/23	USD	31,573	33,940,975
Dufry Finance SCA, 4.50%, 7/15/22	EUR	798	953,449
Glencore Finance Dubai Ltd., 2.63%, 11/19/18		4,410	4,875,092
Glencore Finance Europe SA:
6.00%, 4/03/22	GBP	1,620	2,191,767
3.75%, 4/01/26	EUR	1,850	1,850,400
UBS AG:
5.13%, 5/15/24	USD	11,927	12,076,087
4.75%, 2/12/26 (b)	EUR	4,255	5,064,980

			60,952,750
Taiwan — 0.1%
Advanced Semiconductor Engineering, Inc., 0.00%, 3/27/18 (i)(j)	USD	7,000	6,483,750
Neo Solar Power Corp., 0.00%, 7/18/17 (i)(j)		5,000	4,225,000
TPK Holding Co. Ltd., 0.00%, 4/08/20 (i)(j)		10,750	9,177,813

			19,886,563
Thailand — 0.0%
Bangkok Dusit Medical Services PCL, 0.00%, 9/18/19 (i)(j)	THB	256,000	8,204,662
Turkey — 0.0%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)	USD	8,278	7,863,910
United Arab Emirates — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		6,931	6,965,898
United Kingdom — 1.3%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	5,035	6,971,160
Anglo American Capital PLC:
1.75%, 11/20/17	EUR	731	800,642
1.75%, 4/03/18		4,115	4,417,108
2.75%, 6/07/19		5,083	5,260,539
1.50%, 4/01/20		3,615	3,388,633
2.88%, 11/20/20		3,900	3,771,272
3.50%, 3/28/22		520	482,812
3.25%, 4/03/23		120	108,445
Annington Finance No. 4 PLC, 1.56%, 1/10/23 (b)	GBP	1	1,189
Barclays Bank PLC, 7.63%, 11/21/22	USD	1,603	1,723,225
Boparan Finance PLC, 5.50%, 7/15/21	GBP	542	720,061
Brakes Capital, 7.13%, 12/15/18		1,309	1,950,546
British Sky Broadcasting Group PLC, 1.50%, 9/15/21	EUR	3,890	4,534,445
British Telecommunications PLC:
1.13%, 3/10/23		12,000	13,804,458
1.75%, 3/10/26		8,700	10,193,872
Care UK Health & Social Care PLC, 5.59%, 7/15/19 (b)	GBP	607	746,043
Cognita Financing PLC, 7.75%, 8/15/21		684	989,347
CPUK Finance Ltd., 7.00%, 2/28/42		1,446	2,153,133
EC Finance PLC, 5.13%, 7/15/21	EUR	1,560	1,859,446

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	6,106	$8,490,590
Fiat Chrysler Finance Europe:
6.63%, 3/15/18	EUR	1,354	1,674,177
4.75%, 7/15/22		508	620,628
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	406	600,693
Greene King Finance PLC, Series A5, 3.09%, 12/15/33 (b)		28,013	39,228,322
House of Fraser Funding PLC, 6.34%, 9/15/20 (b)		679	958,534
HSBC Holdings PLC:
1.50%, 3/15/22	EUR	5,490	6,299,247
3.00%, 6/30/25		6,370	7,328,323
2.50%, 3/15/27		2,300	2,734,556
Hydra Dutch Holdings 2 BV, 5.36%, 4/15/19 (b)		545	582,039
IDH Finance PLC:
6.00%, 12/01/18	GBP	1,208	1,722,839
6.00%, 12/01/18 (a)		700	998,334
INEOS Finance PLC, 4.00%, 5/01/23	EUR	4,359	4,815,529
International Game Technology PLC:
6.25%, 2/15/22 (a)	USD	1,884	1,916,593
4.75%, 2/15/23	EUR	325	374,441
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	100	146,138
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22		216	313,952
Merlin Entertainments PLC, 2.75%, 3/15/22	EUR	535	604,973
Mitchells & Butlers Finance PLC, 2.72%, 6/15/36 (b)	GBP	3,072	3,220,866
New Look Secured Issuer PLC, 6.50%, 7/01/22		4,942	6,970,160
New Look Senior Issuer PLC, 8.00%, 7/01/23		300	416,655
Pension Insurance Corp. PLC, 6.50%, 7/03/24		1,772	2,323,438
Pizzaexpress Financing 1 PLC, 8.63%, 8/01/22		200	291,600
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21		300	439,302
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21		6,961	9,858,137
Series A6, 5.94%, 9/30/22		8,908	11,908,171
Series A7, 5.27%, 3/30/24		7,858	9,839,202
Punch Taverns Finance PLC:
0.59%, 7/15/21 (b)		1,432	1,851,442
7.27%, 10/15/26		5,125	7,795,057
7.27%, 10/15/26 (a)		1,825	2,804,837
Series M3, 6.09%, 10/15/27 (a)(b)		7,066	8,591,107
Silk Bidco AS, 7.50%, 2/01/22	EUR	1,950	2,318,761
Sky PLC, 2.25%, 11/17/25		2,900	3,419,460
Spirit Issuer PLC:
Series A2, 3.29%, 12/28/31 (b)	GBP	14,430	18,239,858
Series A6, 2.39%, 12/28/36 (b)		7,014	9,421,200
Stonegate Pub Co. Financing PLC:
5.34%, 4/15/19 (b)		2,205	3,146,335
5.75%, 4/15/19		2,982	4,282,883
Tesco Corporate Treasury Services PLC, 2.50%, 7/01/24	EUR	851	922,877
Tesco PLC:
5.00%, 3/24/23	GBP	100	144,501
6.00%, 12/14/29		100	142,063
Tesco Property Finance 1 PLC, 7.62%, 7/13/39		3,436	5,365,093
Tesco Property Finance 3 PLC, 5.74%, 4/13/40		6,990	9,073,680
Tesco Property Finance 4 PLC, 5.80%, 10/13/40		3,384	4,301,982
Tesco Property Finance 5 PLC, 5.66%, 10/13/41		119	147,909
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		431	632,332

BLACKROCK FUNDS II	MARCH 31, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
Series A4, 5.66%, 6/30/27	GBP	18,475	$25,950,663
Series M, 7.40%, 3/28/24		16,489	22,969,385
Series N, 6.46%, 3/30/32		29,218	35,471,672
Virgin Media Finance PLC, 4.50%, 1/15/25	EUR	292	321,110
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	832	1,245,143
5.50%, 1/15/25		450	633,384
4.88%, 1/15/27		2,246	3,072,580
6.25%, 3/28/29		1,844	2,623,276
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	3,452	4,104,801
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	1,604	2,387,132
Voyage Care Bondco PLC:
6.50%, 8/01/18		406	571,453
11.00%, 2/01/19		4,340	6,202,137

			376,707,928
United States — 2.8%
AbbVie, Inc., 2.50%, 5/14/20	USD	22,435	22,840,445
Actavis Funding SCS, 3.00%, 3/12/20		59,649	61,331,579
ADT Corp., 4.88%, 7/15/42		4,501	3,015,670
Ally Financial, Inc., 8.00%, 11/01/31		2,600	2,964,000
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		8,380	8,605,213
Altria Group, Inc., 5.38%, 1/31/44		7,877	9,624,205
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		10,610	10,397,800
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		39,683	40,477,048
Amgen, Inc., 2.13%, 5/01/20		18,318	18,542,487
Apple Inc., 4.65%, 2/23/46		15,819	17,268,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		7,615	7,386,550
Ball Corp., 4.38%, 12/15/23	EUR	618	751,570
Baylor Scott & White Holdings, 4.19%, 11/15/45	USD	6,325	6,403,873
Belden, Inc., 5.50%, 4/15/23	EUR	610	692,455
California Resources Corp., 8.00%, 12/15/22 (a)	USD	952	366,520
Calpine Corp.:
5.38%, 1/15/23		8,090	7,842,284
5.50%, 2/01/24		7,615	7,310,400
Catholic Health Initiatives, 4.35%, 11/01/42		4,455	4,398,430
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.38%, 6/01/20		8,032	8,358,300
5.25%, 9/30/22		8,115	8,358,450
CCOH Safari LLC, 5.75%, 2/15/26 (a)		7,620	7,886,700
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		1,940	1,823,600
CHS/Community Health Systems, Inc., 8.00%, 11/15/19		5,622	5,474,423
CIT Group, Inc.:
4.25%, 8/15/17		4,819	4,903,863
5.50%, 2/15/19 (a)		1,100	1,137,950
Comcast Corp., 4.40%, 8/15/35		11,464	12,420,212
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		3,290	3,043,250
CONSOL Energy, Inc., 5.88%, 4/15/22		8,937	6,440,181
Crown Castle International Corp., 5.25%, 1/15/23		1,300	1,402,375
Crown European Holdings SA:
4.00%, 7/15/22	EUR	100	120,902
3.38%, 5/15/25		1,032	1,164,040
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)	USD	1,805	1,728,288
CSC Holdings LLC, 5.25%, 6/01/24		360	320,850
CVS Health Corp., 4.88%, 7/20/35		10,587	11,804,177
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		5,685	5,741,850

Corporate Bonds		Par (000)	Value
United States (continued)
Dignity Health, 5.27%, 11/01/64	USD	15,225	$16,496,303
Discovery Communications LLC, 4.90%, 3/11/26		5,969	6,154,182
DISH DBS Corp., 5.88%, 7/15/22		8,105	7,679,487
Dollar Tree, Inc., 5.75%, 3/01/23 (a)		11,398	12,081,880
DPL, Inc., 6.50%, 10/15/16		155	158,100
Endo Finance LLC/Endo Finco, Inc., 5.38%, 1/15/23 (a)		3,277	3,121,343
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (a)		7,743	7,288,099
Exelon Corp., 2.85%, 6/15/20		12,216	12,466,355
FedEx Corp., 4.55%, 4/01/46		5,487	5,639,023
First Data Corp.:
5.00%, 1/15/24 (a)		7,615	7,624,519
5.75%, 1/15/24 (a)		7,620	7,619,238
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	725	669,091
General Motors Financial Co., Inc., 2.75%, 5/15/16	USD	1,069	1,070,927
HCA, Inc.:
8.00%, 10/01/18		12,048	13,493,760
5.88%, 2/15/26		18,678	19,238,340
Series 1, 5.88%, 5/01/23		7,568	7,936,940
HD Supply, Inc., 5.25%, 12/15/21 (a)		3,277	3,440,850
Huntsman International LLC, 5.13%, 11/15/22 (a)		5,549	5,382,530
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		975	970,125
4.88%, 3/15/19		4,111	3,946,560
6.00%, 8/01/20		7,420	7,215,950
Informatica LLC, 7.13%, 7/15/23 (a)		3,295	3,179,675
iStar, Inc., 4.00%, 11/01/17		1,996	1,946,100
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		1,850	1,600,250
Johnson & Johnson:
2.45%, 3/01/26		4,403	4,419,128
3.70%, 3/01/46		2,849	2,991,236
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		2,655	2,190,375
Levi Strauss & Co., 6.88%, 5/01/22		1,161	1,253,880
Massachusetts Institute of Technology, 3.96%, 7/01/38		8,375	9,169,670
McClatchy Co., 9.00%, 12/15/22		5,000	4,612,500
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,190	1,230,163
Micron Technology, Inc., 5.63%, 1/15/26 (a)		7,300	5,767,000
Morgan Stanley, 4.00%, 7/23/25		12,958	13,549,338
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		7,591	6,528,260
Neptune Finco Corp.:
6.63%, 10/15/25 (a)		3,910	4,227,297
10.88%, 10/15/25 (a)		2,365	2,570,755
NES Rentals Holdings, Inc., 7.88%, 5/01/18 (a)		1,847	1,699,240
Netflix, Inc., 5.50%, 2/15/22		5,360	5,611,598
Noble Energy, Inc., 5.63%, 5/01/21		886	890,430
Novelis, Inc., 8.75%, 12/15/20		1,740	1,756,182
NRG Energy, Inc., 6.25%, 7/15/22		5,622	5,228,460
Ochsner Clinic Foundation, 5.90%, 5/15/45		5,505	6,385,139
OI European Group BV, 6.75%, 9/15/20	EUR	776	1,030,917
Oracle Corp.:
3.90%, 5/15/35	USD	7,496	7,478,767
4.13%, 5/15/45		7,567	7,731,053
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	807	766,770
Rapid Holding GmbH, 6.63%, 11/15/20		1,114	1,310,773
Reynolds American, Inc., 3.25%, 6/12/20	USD	4,342	4,540,668

16	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19	USD	461	$477,423
6.88%, 2/15/21		1,305	1,350,675
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		3,285	3,268,575
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		3,614	3,473,957
5.63%, 4/15/23		947	899,650
5.75%, 5/15/24		15,871	15,156,805
Sabine Pass LNG LP, 7.50%, 11/30/16		8,575	8,823,675
Sabre GLBL, Inc., 5.25%, 11/15/23 (a)		3,065	3,118,331
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		1,172	1,174,930
Sealed Air Corp., 4.50%, 9/15/23	EUR	445	536,749
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)	USD	11,425	12,167,625
Service Corp. International, 7.00%, 6/15/17		5,623	6,002,553
SESI LLC, 7.13%, 12/15/21		7,261	5,482,055
Sirius XM Radio, Inc., 5.38%, 4/15/25 (a)		8,385	8,531,737
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		5,165	5,716,901
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		4,105	4,299,987
Sprint Corp., 7.88%, 9/15/23		24,060	18,400,847
Standard Industries, Inc., 6.00%, 10/15/25 (a)		34,482	36,464,715
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		706	691,880
Tenet Healthcare Corp.:
6.00%, 10/01/20		3,781	4,026,765
8.13%, 4/01/22		7,264	7,472,840
Terraform Global Operating LLC, 9.75%, 8/15/22 (a)		7,500	5,625,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
10.50% (10.50% Cash or 11.25% PIK), 11/01/16 (e)(k)(l)		540	16,200
Series A, 10.25%, 11/01/15 (e)(l)		810	26,325
T-Mobile USA, Inc.:
5.25%, 9/01/18		5,622	5,748,495
6.63%, 11/15/20		2,180	2,250,850
6.63%, 4/28/21		3,160	3,302,200
6.73%, 4/28/22		5,680	5,934,464
TransDigm, Inc., 6.00%, 7/15/22		8,120	8,089,550
Transocean, Inc., 6.50%, 11/15/20 (m)		3,300	2,310,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	840	965,167
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 2/15/23	USD	21,200	21,730,138
United Rentals North America, Inc.:
7.63%, 4/15/22		1,454	1,548,510
5.75%, 11/15/24		3,275	3,275,000
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/21 (a)		4,362	3,555,030
4.50%, 5/15/23	EUR	5,345	4,470,335
6.13%, 4/15/25 (a)	USD	12,086	9,306,220
Valero Energy Corp., 6.63%, 6/15/37		2,204	2,390,602
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		8,997	8,941,390
Washington Mutual Bank:
0.00%, 5/01/09 (e)(l)		8,960	1,836,800
0.00%, 11/06/09 (e)(l)		19,805	4,060,025
0.00%, 6/16/10 (e)(l)		9,807	2,010,435
0.00%, 12/31/49 (e)(l)		15,753	3,229,365
Williams Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,635	1,518,210
4.88%, 5/15/23		1,060	920,370
XPO Logistics, Inc., 5.75%, 6/15/21	EUR	830	899,977

Corporate Bonds		Par (000)	Value
United States (continued)
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20	USD	972	$1,040,040
6.00%, 4/01/23		3,295	3,288,805

			827,536,219
Vietnam — 0.0%
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17		2,550	2,636,190
Vingroup JSC, 11.63%, 5/07/18		7,030	7,574,825

			10,211,015
Total Corporate Bonds — 8.3%			2,464,634,234

Floating Rate Loan Interests (b)		Par (000)	Value
Austria — 0.0%
Constantinople Luxembourg I S.à r.l.:
Facility B1 (EUR), 4.75%, 4/30/22	EUR	3,290	3,745,612
Facility B2 (EUR), 4.75%, 4/30/22		491	559,147

			4,304,759
Denmark — 0.0%
Nassa Midco AS, Facility B (EUR), 3.75%, 7/09/21		1,843	2,062,809
France — 0.0%
Horizon Holdings III, Facility B, 5.00%, 10/31/22		2,384	2,712,759
Lully Finance S.à r.l. (Lully Finance LLC):
Initial Term B-2 Loan (First Lien), 4.25%, 10/14/22		950	1,081,007
Initial Term B-2 Loan (Second Lien), 9.25%, 10/16/23		630	710,305
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20		2,094	2,350,794
Vivarte, Bond, 11.00% (4.00% Cash and 7.00% PIK), 10/29/19 (k)		3,263	3,689,248

			10,544,113
Germany — 0.1%
Kirk Beauty One GmbH:
Facility B1, 6.00%, 8/13/22		1,031	1,175,666
Facility B2, 6.00%, 8/13/22		629	716,386
Facility B3, 6.00%, 8/13/22		857	977,155
Facility B4, 6.00%, 8/13/22		486	554,038
Facility B5, 6.00%, 8/13/22		108	123,120
Facility B6, 6.00%, 8/13/22		730	831,647
Facility B7, 6.00%, 8/13/22		348	396,622
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		2,394	2,164,236
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-EUR, 4.25%, 5/15/20		1,150	1,314,045
Springer SBM Two GmbH, Initial Term B8 Loan, 4.75%, 8/14/20		1,856	2,092,313
Wittur GmbH, Term Loan, 5.00%, 2/10/22		2,544	2,793,505
Xella International SA, Facility G, 3.75%, 3/31/19		1,130	1,274,180

			14,412,913
Italy — 0.0%
Sit SpA, Medium Term Facility B, 5.53%, 4/30/20		12,000	13,381,732

BLACKROCK FUNDS II	MARCH 31, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Luxembourg — 0.1%
Altice Financing SA, Euro Denominated Tranche Loan, 5.25%, 2/04/22	EUR	1,557	$1,766,746
Azelis Finance SA (Azelis U.S. Holding, Inc.):
Euro Term Loan (First Lien), 6.50%, 12/16/22		1,347	1,524,666
Euro Term Loan (Second Lien), 9.50%, 12/18/23		2,790	3,158,874
BSN Medical Luxembourg Finance Holding S.à r.l. (FKA Boston Luxembourg III S.à r.l.), Facility C, 4.00%, 8/28/19		500	566,818
ConvaTec, Inc., Euro Term Loan, 4.25%, 6/15/20		2,788	3,160,153
INEOS Finance PLC, 2020 Euro Term Loan, 4.00%, 12/15/20		2,167	2,406,609
Kleopatra Holdings 2 SCA:
Initial Erste Euro Term Loan, 5.00%, 4/28/20		1,814	2,067,018
Initial GmbH Euro Term Loan, 5.00%, 4/28/20		1,605	1,829,219
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Euro Term Loan, 4.25%, 3/11/22		3,171	3,597,948
Swissport International AG, Euro Term Loan, 6.25%, 2/09/22		2,072	2,342,621

			22,420,672
Netherlands — 0.1%
Action Holding BV (FKA Peer Holdings BV), Facility B, 4.75%, 2/25/22		3,472	3,954,162
Amaya Holdings BV, Initial Term B Loan (Second Lien), 8.00%, 8/01/22	USD	6,028	5,844,422
Baring Private Equity Asia VI Holding Ltd., Initial Euro Term Loan (First Lien), 4.75%, 10/26/22	EUR	846	963,882
Charger OpCo BV, Term B-1 EUR Loan, 4.25%, 7/02/22		1,919	2,184,923
MacDermid European Holdings BV (MacDermid Funding LLC), Euro Tranche C-2 Term Loan, 5.50%, 6/07/20		2,137	2,357,262
Pelican Rouge (Akorn) (FKA Autobar), Term Loan B, 3.52%, 10/31/19		1,800	2,048,224
Yellow Maple Holding BV, Facility B1, 4.00%, 9/17/21		1,886	2,115,803
Ziggo BV:
EUR B1 Facility, 3.75%, 1/15/22		799	898,881
EUR B2 Facility, 3.75%, 1/15/22		517	581,529
EUR B3 Facility, 3.75%, 1/15/22		1,444	1,625,118

			22,574,206
Spain — 0.0%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.25%, 6/18/20		6,350	7,084,779
Desarrollos Empresariales Piera S.L., Second Lien Facility, 7.25%, 11/28/22		1,700	1,929,598

			9,014,377
Sweden — 0.0%
Verisure Holding AB (Verisure Cayman 2), Facility B1, 5.25%, 10/21/22		2,404	2,738,608
United Kingdom — 0.0%
CD&R Firefly Bidco Ltd., Facility B, 6.00%, 7/18/22	GBP	3,130	4,388,680
Figaro Bidco Ltd., Facility B2, 4.75%, 3/08/23	EUR	840	959,441
Optima Sub-Finco Ltd., Term Facility B2 (EUR), 5.00%, 1/30/23		640	725,985
RAC Bidco Ltd. (formerly Nelson Bidco Ltd.), Initial Term Loan (Second Lien), 8.25%, 12/09/22	GBP	1,480	2,133,082

Floating Rate Loan Interests (b)		Par (000)	Value
United Kingdom (continued)
Virgin Media Investment Holdings Ltd., E Facility, 4.25%, 6/30/23	GBP	1,295	$1,817,029
Yellow Maple Holding BV, Facility B3, 5.09%, 9/23/21		523	733,824

			10,758,041
United States — 1.6%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19	USD	7,008	6,096,941
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 6.69%, 8/07/21		15,000	15,000,000
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		2,280	2,081,070
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 4.25%, 2/01/23		32,162	31,982,858
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		2,112	2,097,068
Berry Plastics Corp., Term F Loan, 4.00%, 10/03/22		14,447	14,439,491
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.19%, 7/09/19		7,000	6,965,000
Caesars Entertainment Resort Properties LLC, Term B Loan, 6.50%-7.00%, 10/11/20		21,661	19,950,149
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/02/18		15,203	15,118,892
CHS/Community Health Systems, Inc.:
Incremental 2019 Term G Loan, 3.75%, 12/31/19		9,914	9,726,699
Incremental 2021 Term H Loan, 4.00%, 1/27/21		18,241	17,914,560
Dallas Design District, Loan, 7.14%, 11/09/19		9,000	8,235,000
Dell International LLC:
New Euro Term Loan, 3.25%, 4/29/20	EUR	1,104	1,251,112
Term B-2 Loan, 4.00%, 4/29/20	USD	6,005	5,998,200
Term C Loan, 3.75%, 10/29/18		7,564	7,558,659
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 7/06/22		3,378	3,388,473
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		7,017	7,005,670
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		6,365	6,360,317
First Data Corp.:
2018 New Dollar Term Loan, 3.93%, 3/23/18		12,667	12,632,000
2018B Second New Term Loan, 3.93%, 9/24/18		1,220	1,217,462
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		22,059	20,776,590
Gol Luxco SA, Term Loan, 6.50%, 8/31/20		31,442	31,284,790
Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		9,164	9,109,694
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		13,838	13,833,306
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		9,796	9,702,141
Keurig Green Mountain, Inc., Term B EUR Loan, 4.25%, 3/03/23	EUR	2,400	2,739,322
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20	USD	14,962	14,995,021
Tranche B-II 2022 Term Loan, 3.50%, 5/31/22		4,750	4,737,127
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		8,074	7,851,845

18	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20	USD	10,046	$9,961,829
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		8,694	8,621,632
PT MNC Sky Vision Tbk, Term Loan Facility, 4.88%, 11/19/16		11,000	10,725,000
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.28%-4.40%, 10/10/16		96	94,810
Initial Term B Loan 2014, 3.75%, 3/05/20		941	939,492
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		6,820	6,820,000
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	360,749
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		16,280	16,280,000
ServiceMaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		9,701	9,691,057
SolarWinds Holdings, Inc., Initial Euro Term Loan (First Lien), 6.50%, 2/03/23	EUR	2,200	2,483,984
Spectrum Brands, Inc., Euro Term Loan, 3.50%, 6/23/22		2,067	2,340,625
Springer SBM Two GmbH, Term Loan, 9.00%, 8/16/21		2,500	2,901,651
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00%-4.08%, 7/08/22	USD	545	545,965
SS&C Technologies, Inc., Term B-1 Loan, 4.00%-4.08%, 7/08/22		3,761	3,766,424
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		11,868	11,828,937
Telenet International Finance SA, Term Loan AA Facility, 3.50%, 6/30/23	EUR	1,750	1,950,507
Thor 680 Madison Ave Mezz LLC, Loan, 5.66%, 8/09/16	USD	15,000	14,875,500
Trans Union LLC, 2015 Term B-2 Loan, 3.50%, 4/09/21		17,201	17,020,462
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		9,700	9,648,135
Univision Communications, Inc.:
2013 Incremental Term Loan (C-3), 4.00%, 3/01/20		7,638	7,554,007
Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20		5,138	5,081,719
Virgin Media Investment Holdings Ltd., F Facility, 3.50%, 6/30/23		1,730	1,714,654
Zayo Group LLC/Zayo Capital, Inc., 2021 Term Loan, 3.75%, 5/06/21		10,872	10,809,073

			466,065,669
Total Floating Rate Loan Interests — 1.9%			578,277,899

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
YPF SA:
8.50%, 3/23/21 (a)	USD	9,654	9,666,067
8.50%, 7/28/25 (a)		7,600	7,406,200
8.50%, 7/28/25		2,500	2,436,250

			19,508,517

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.1%
Petrobras Global Finance BV:
4.38%, 5/20/23	USD	14,000	$10,215,800
6.25%, 12/14/26	GBP	317	314,417
5.38%, 10/01/29		1,310	1,167,314
6.63%, 1/16/34		3,525	3,346,699
6.85%, 6/05/15	USD	12,000	8,370,000

			23,414,230
China — 0.4%
BAIC Inalfa HK Investment Co. Ltd., 1.90%, 11/02/20	EUR	9,200	10,416,254
CDBL Funding 1, 4.25%, 12/02/24	USD	12,950	13,294,910
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		5,090	5,008,641
China Railway Construction Corp. Ltd., 0.00%, 1/29/21 (i)(j)		4,250	4,797,187
CITIC Ltd., 6.80%, 1/17/23		10,000	11,874,950
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		4,065	4,321,075
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		3,000	2,950,392
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		6,383	6,600,169
CNPC HK Overseas Capital Ltd., 4.50%, 4/28/21		9,800	10,570,182
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		7,800	8,102,195
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		6,065	6,297,611
ICBCIL Finance Co. Ltd., 3.20%, 11/10/20		10,500	10,674,825
Industrial & Commercial Bank of China Ltd., 2.91%, 11/13/20		6,000	6,105,390
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		9,500	9,842,589

			110,856,370
Colombia — 0.0%
Ecopetrol SA, 7.38%, 9/18/43		250	228,750
France — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	800	782,877
India — 0.0%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22	USD	560	595,896
NTPC Ltd.:
5.63%, 7/14/21		5,040	5,686,904
4.25%, 2/26/26		6,000	6,175,200
Oil India Ltd., 5.38%, 4/17/24		5,000	5,431,700

			17,889,700
Indonesia — 0.1%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		9,000	7,965,000
Pertamina Persero PT, 5.63%, 5/20/43		12,000	10,568,844

			18,533,844
Malaysia — 0.0%
Axiata SPV2 Bhd, 3.47%, 11/19/20		5,705	5,814,314
Mongolia — 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		9,406	9,055,880
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		12,400	11,370,800

			20,426,680

BLACKROCK FUNDS II	MARCH 31, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Agency Obligations		Par (000)	Value
Russia — 0.0%
Gazprom OAO Via Gaz Capital SA:
6.21%, 11/22/16 (a)(n)	USD	3,750	$3,836,775
6.51%, 3/07/22 (a)(n)		6,250	6,543,687
4.95%, 7/19/22 (a)		2,500	2,439,465

			12,819,927
Total Foreign Agency Obligations — 0.8%			230,275,209

Foreign Government Obligations		Par (000)	Value
Argentina — 0.4%
Argentina Bogar Bonds, 2.00%, 2/04/18 (b)	ARS	2,783	257,354
Argentina Bonar Bonds:
31.94%, 9/29/16 (b)		222,737	15,038,084
33.00%, 3/28/17 (b)		671,681	45,726,165
26.59%, 10/09/17 (b)		301,632	20,589,162
Republic of Argentina:
28.51%, 9/30/16 (b)		113,627	7,667,335
9.00%, 11/29/18	USD	32,979	34,413,065
5.83%, 12/31/33 (b)	ARS	10,517	4,203,708

			127,894,873
Brazil — 0.2%
Federative Republic of Brazil:
2.63%, 1/05/23	USD	20,202	17,323,215
6.00%, 4/07/26		43,724	44,379,860
5.63%, 1/07/41		7,857	6,776,663
5.00%, 1/27/45		6,250	5,000,000

			73,479,738
Canada — 2.0%
Canadian Government Bonds:
1.25%, 2/01/18	CAD	460,200	358,982,576
0.75%, 9/01/20		301,770	233,690,223

			592,672,799
Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds:
1.75%, 4/15/20	EUR	66,569	84,425,946
0.10%, 4/15/26		46,211	57,516,653

			141,942,599
Greece — 0.3%
Hellenic Republic:
4.75%, 4/17/19		6,455	6,449,638
3.00%, 2/24/23 (c)		5,861	4,802,759
3.00%, 2/24/24 (c)		5,861	4,704,857
3.00%, 2/24/25 (c)		5,861	4,605,489
3.00%, 2/24/26 (c)		5,861	4,499,985
3.00%, 2/24/27 (c)		5,861	4,387,332
3.00%, 2/24/28 (c)		5,861	4,291,512
3.00%, 2/24/29 (c)		5,861	4,200,546
3.00%, 2/24/30 (c)		5,861	4,120,251
3.00%, 2/24/31 (c)		5,861	4,061,164
3.00%, 2/24/32 (c)		5,861	3,992,340
3.00%, 2/24/33 (c)		5,861	3,895,906
3.00%, 2/24/34 (c)		5,861	3,820,573
3.00%, 2/24/35 (c)		5,861	3,811,156
3.00%, 2/24/36 (c)		5,861	3,745,773
3.00%, 2/24/37 (c)		5,861	3,690,887
3.00%, 2/24/38 (c)		5,861	3,730,514
3.00%, 2/24/39 (c)		5,861	3,724,379
3.00%, 2/24/40 (c)		5,861	3,735,316

Foreign Government Obligations		Par (000)	Value
Greece (continued)
3.00%, 2/24/41 (c)	EUR	5,861	$3,718,910
3.00%, 2/24/42 (c)		5,861	3,731,715

			87,721,002
India — 0.3%
Republic of India, 7.16%, 5/20/23	INR	5,326,000	77,876,338
Indonesia — 1.4%
Republic of Indonesia:
8.38%, 3/15/24		602,003,000	47,004,812
3.38%, 7/30/25	EUR	10,700	12,137,665
4.75%, 1/08/26 (a)	USD	39,709	41,658,990
4.75%, 1/08/26		8,492	8,921,695
8.38%, 9/15/26	INR	474,020,000	37,396,103
9.00%, 3/15/29		660,926,000	52,891,525
8.75%, 5/15/31		301,001,000	23,785,889
6.63%, 5/15/33		172,165,000	11,002,460
8.38%, 3/15/34		1,070,771,000	81,582,898
8.25%, 5/15/36		737,224,000	55,867,791
6.63%, 2/17/37	USD	9,678	11,219,860
6.75%, 1/15/44		13,692	16,549,863
5.13%, 1/15/45		8,125	8,081,206
5.95%, 1/08/46		15,523	17,204,110

			425,304,867
Ireland — 0.2%
Republic of Ireland:
5.40%, 3/13/25	EUR	19,430	31,177,853
1.00%, 5/15/26		15,645	18,249,290

			49,427,143
Italy — 4.6%
Buoni Poliennali Del Tesoro:
2.00%, 12/01/25		370,831	451,992,610
2.70%, 3/01/47		198,813	241,384,017
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.55%, 10/22/16		97,906	113,632,888
2.25%, 4/22/17		37,313	43,714,781
2.15%, 11/12/17		21,551	25,481,873
2.35%, 9/15/19		140,132	175,609,222
2.10%, 9/15/21		76,649	98,254,692
2.35%, 9/15/24 (a)		30,903	41,117,462
1.25%, 9/15/32		139,075	168,425,745

			1,359,613,290
Japan — 1.7%
Government of Japan (2 Year), 0.10%, 9/15/17	JPY	56,643,500	505,505,931
Mexico — 1.4%
United Mexican States:
4.75%, 6/14/18	MXN	14,481	84,285,340
6.50%, 6/09/22		2,989	18,131,258
8.00%, 12/07/23		12,400	81,642,637
10.00%, 12/05/24		11,956	88,837,700
5.75%, 3/05/26		5,828	33,225,822
7.75%, 5/29/31		5,770	37,725,393
7.75%, 11/13/42		7,000	45,621,842
United Mexican States Inflation Linked Bond, 3.50%, 12/14/17		592	19,502,316

			408,972,308

20	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Government Obligations		Par (000)	Value
Mongolia — 0.0%
Mongolian People’s Republic:
7.50%, 6/30/18	CNH	20,000	$2,600,814
5.13%, 12/05/22	USD	6,337	4,914,255

			7,515,069
New Zealand — 0.1%
New Zealand Government Bonds:
3.00%, 9/20/30	NZD	20,941	16,542,394
2.50%, 9/20/35		18,524	13,554,488

			30,096,882
Philippines — 0.0%
Republic of the Philippines, 3.70%, 3/01/41	USD	2,302	2,433,819
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT:
5.65%, 2/15/24	EUR	10,002	13,755,200
2.88%, 10/15/25		28,513	32,690,620
3.88%, 2/15/30 (a)		26,380	31,696,344
Republic of Portugal:
5.13%, 10/15/24	USD	5,765	5,800,512
4.10%, 2/15/45	EUR	18,857	22,429,833

			106,372,509
Russia — 0.0%
Russian Federation, 7.00%, 8/16/23	RUB	306,330	4,094,431
Slovenia — 1.1%
Republic of Slovenia:
4.13%, 2/18/19 (a)	USD	18,791	19,809,472
4.13%, 2/18/19		14,870	15,675,954
4.13%, 1/26/20	EUR	2,400	3,134,602
5.50%, 10/26/22 (a)	USD	29,472	33,334,777
5.50%, 10/26/22		18,232	20,621,595
5.85%, 5/10/23		38,080	43,904,336
5.25%, 2/18/24		43,670	48,910,400
5.25%, 2/18/24 (a)		42,496	47,595,520
4.63%, 9/09/24	EUR	20,285	29,484,471
2.13%, 7/28/25		55,187	67,661,833

			330,132,960
South Africa — 0.1%
Republic of South Africa, 6.25%, 3/31/36	ZAR	879,390	41,456,221
Spain — 1.1%
Kingdom of Spain:
3.80%, 4/30/24	EUR	89,955	122,861,594
1.60%, 4/30/25		56,891	66,438,972
1.95%, 7/30/30		118,692	136,056,653

			325,357,219
Sri Lanka — 0.0%
Republic of Sri Lanka:
6.00%, 1/14/19	USD	1,887	1,882,715
6.25%, 10/04/20		5,022	4,973,035

			6,855,750
Total Foreign Government Obligations — 15.8%			4,704,725,748

Investment Companies		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (f)(o)		5,041,173	411,813,422
iShares J.P. Morgan USD Emerging Markets Bond ETF (o)		1,106,180	122,066,963

Investment Companies		Shares	Value
SPDR Barclays High Yield Bond ETF		5,796,267	$198,522,145
SPDR Gold Shares (e)(p)		2,263,640	266,204,064
Total Investment Companies — 3.3%			998,606,594

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.9%
Ireland — 0.1%
Bluestep Mortgage Securities No.2 Ltd., Series 2, Class AB, 1.65%, 11/10/55 (b)	SEK	40,022	4,930,836
Magellan Mortgages No. 4 PLC, Series 4, Class A, 0.14%, 7/20/59 (b)	EUR	8,845	8,383,686

			13,314,522
Italy — 0.0%
Berica 8 Residential Mbs Srl, Series 8, Class A, 0.23%, 3/31/48 (b)		1,916	2,120,587
Portugal — 0.0%
Gamma Sociedade de Titularizacao de Creditos SA/Atlantes Mortgage PLC, Series 3, Class A, 0.01%, 8/20/61 (b)		5,079	4,897,980
United Kingdom — 0.3%
Auburn Securities 5 PLC, Series 5, Class A2, 0.83%, 12/01/41 (b)	GBP	4,514	6,164,284
Eurosail PLC:
Series 2006-2X, Class A2C, 0.74%, 12/15/44 (b)		17,156	23,487,881
Series 2006-4X, Class A3A, 0.04%, 12/10/44 (b)	EUR	2,344	2,503,774
Series 2006-4X, Class A3C, 0.74%, 12/10/44 (b)	GBP	1,868	2,511,788
Series 2006-4X, Class B1A, 0.15%, 12/10/44 (b)	EUR	532	417,055
Eurosail-UK PLC, Series 2007-4X, Class A3, 1.53%, 6/13/45 (b)	GBP	2,105	2,811,511
Gemgarto PLC:
Series 2015-1, Class X1, 4.09%, 2/16/47 (b)		2,098	2,980,849
Series 2015-2, Class B, 2.94%, 2/16/54 (b)		1,560	2,240,542
Series 2015-2, Class X1, 5.59%, 2/16/54 (b)		900	1,290,811
Gosforth Funding PLC, Series 2014-1, Class A2, 1.17%, 10/19/56 (b)		2,190	3,116,552
Ludgate Funding PLC:
Series 2007-1, Class BB, 0.18%, 1/01/61 (b)	EUR	3,600	3,052,231
Series 2007-1, Class MB, 0.11%, 1/01/61 (b)		3,000	2,648,344
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.80%, 1/15/39 (b)	USD	4,345	3,833,276
Paragon Mortgages No. 23 PLC, Series 23, Class C, 2.79%, 1/15/43 (b)	GBP	4,450	6,094,300
Warwick Finance Residential Mortgages No. 1 PLC, Series 1, Class A, 1.59%, 9/21/49 (b)		13,666	19,300,723

			82,453,921
United States — 2.5%
Adjustable Rate Mortgage Trust, Series 2005-12, Class 4A1, 3.15%, 3/25/36 (b)	USD	11,975	8,618,132
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)		9,801	9,641,443

BLACKROCK FUNDS II	MARCH 31, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.26%, 10/25/46 (b)	USD	5,763	$4,005,814
Series 2006-5, Class A1, 1.24%, 11/25/46 (b)		15,962	7,526,997
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (a)(c)		7,328	7,370,810
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.64%, 3/27/47 (a)(b)		7,868	7,219,271
Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 0.75%, 11/25/36 (b)		6,519	4,897,895
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 2.86%, 9/25/47 (b)		17,675	10,782,464
Bear Stearns Asset-Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		6,287	6,036,463
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (c)		7,525	5,768,877
Bear Stearns Mortgage Funding Trust:
Series 2007-AR1, Class 1A1, 0.59%, 1/25/37 (b)		6,715	4,983,667
Series 2007-AR2, Class A1, 0.60%, 3/25/37 (b)		334	266,754
Series 2007-AR3, Class 1A1, 0.57%, 3/25/37 (b)		4,426	3,484,833
COLT LLC, Series 2015-1, Class A1V, 3.44%, 12/26/45 (a)(b)		12,070	11,950,682
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.73%, 1/25/36 (b)		5,730	4,677,680
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		11,382	9,422,945
Series 2006-15CB, Class A1, 6.50%, 6/25/36		1,352	1,021,362
Series 2006-23CB, Class 2A5, 0.83%, 8/25/36 (b)		14,435	6,625,658
Series 2006-34, Class A3, 1.13%, 11/25/46 (b)		10,128	5,263,789
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		5,783	4,889,649
Series 2006-J7, Class 2A1, 2.14%, 11/20/36 (b)		10,580	7,878,403
Series 2006-OA11, Class A4, 0.62%, 9/25/46 (b)		8,883	7,429,961
Series 2006-OA14, Class 1A1, 2.05%, 11/25/46 (b)		29,460	24,432,307
Series 2006-OA21, Class A1, 0.62%, 3/20/47 (b)		10,746	7,601,294
Series 2006-OA6, Class 1A2, 0.64%, 7/25/46 (b)		18,897	15,562,768
Series 2007-22, Class 2A16, 6.50%, 9/25/37		29,160	22,154,419
Series 2007-25, Class 1A3, 6.50%, 11/25/37		42,971	34,445,485
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		611	541,317
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		8,698	6,632,239
Series 2007-OA2, Class 1A1, 1.16%, 3/25/47 (b)		27,039	20,173,016
Series 2007-OA3, Class 1A1, 0.57%, 4/25/47 (b)		8,355	6,932,901

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2007-OA7, Class A1B, 0.57%, 5/25/47 (b)	USD	10,158	$7,917,252
Series 2007-OH3, Class A1A, 0.72%, 9/25/47 (b)		9,343	7,884,089
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 2.72%, 11/25/35 (b)		4,430	3,732,264
Series 2006-OA4, Class A1, 1.28%, 4/25/46 (b)		47,401	26,221,126
Credit Suisse Commercial Mortgage Trust:
Series 2014-4R, Class 16A3, 0.63%, 2/27/36 (a)(b)		3,750	2,761,729
Series 2014-9R, Class 3A1, 2.80%, 11/27/37 (a)(b)		14,828	13,826,975
Series 2014-9R, Class 6A1, 0.58%, 3/27/36 (a)(b)		8,552	7,868,572
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 1A1, 2.59%, 3/27/37 (a)(b)		1,417	1,393,740
Series 2011-5R, Class 2A1, 2.75%, 8/27/46 (a)(b)		5,722	5,601,430
Series 2011-5R, Class 3A1, 3.03%, 9/27/47 (a)(b)		1,435	1,392,259
Series 2013-5R, Class 1A6, 0.74%, 2/27/36 (a)(b)		3,673	2,809,463
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		16,651	16,054,299
Series 2015-10R, Class 4A1, 4.75%, 7/27/37 (a)(b)		11,497	11,402,026
Series 2015-4R, Class 1A2, 0.58%, 11/25/22 (a)(b)		2,334	1,813,140
Series 2015-4R, Class 1A4, 0.58%, 5/25/28 (a)(b)		6,805	2,516,530
Series 2015-5R, Class 3A1, 4.75%, 1/29/37 (a)		9,905	9,805,925
Series 2015-6R, Class 5A1, 0.61%, 1/27/37 (a)(b)		7,148	6,393,643
Series 2015-6R, Class 5A2, 0.61%, 10/27/36 (a)(b)		11,966	4,754,517
Series 2015-8R, Class 5A1, 4.75%, 8/27/37 (a)(b)		3,965	3,893,637
Series 2015-PR1, Class A-1, 3.50%, 2/25/55 (a)(c)		12,976	12,450,848
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.56%, 8/25/47 (b)		5,113	3,995,091
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.94%, 1/27/37 (a)(b)		3,940	6,814,105
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.32%, 3/25/36 (b)		3,822	2,931,360
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.95%, 1/25/35 (b)		2,118	2,119,584
Impac CMB Trust, Series 2005-7, Class A1, 0.95%, 11/25/35 (b)		5,418	4,241,230
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX2, Class A1A, 0.59%, 4/25/37 (b)		10,894	9,378,494

22	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 2.86%, 5/25/37 (b)	USD	3,228	$2,631,122
JPMorgan Madison Avenue Securities Trust, Series 2014-1, Class M2, 4.44%, 11/25/24 (a)(b)		6,248	6,325,119
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1, 2.73%, 7/25/35 (b)		142	141,292
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.53%, 9/01/21 (a)(b)		38,029	37,648,286
Series 2014-2, Class A, 2.44%, 12/01/21 (a)(b)		2,674	2,633,751
Series 2015-1, Class A, 2.43%, 1/01/20 (a)(b)		2,889	2,829,426
Series 2015-10, Class A1, 2.43%, 11/01/20 (a)(b)		12,954	12,629,664
Series 2015-10, Class A2, 3.93%, 11/01/20 (a)(b)		2,810	2,704,625
Series 2015-2, Class A, 2.43%, 1/01/20 (a)(b)		25,183	24,616,660
Series 2015-3, Class A, 2.43%, 3/01/20 (a)(b)		30,197	29,611,563
Series 2016-2, Class A, 2.44%, 3/01/21 (a)		48,250	46,590,200
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.86%, 8/25/37 (a)(b)		11,824	8,143,468
Morgan Stanley Resecuritization Trust:
Series 2014-R5, Class B1, 0.61%, 11/26/33 (a)(b)		15,446	14,224,539
Series 2014-R8, Class 3B1, 1.04%, 6/26/47 (a)(b)		4,545	4,069,258
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1, 0.70%, 2/25/37 (a)(b)		21,612	20,626,626
RALI Trust:
Series 2007-QH1, Class A1, 0.59%, 2/25/37 (b)		3,873	3,108,385
Series 2007-QH6, Class A1, 0.62%, 7/25/37 (b)		9,939	7,752,289
Series 2007-QH9, Class A1, 1.56%, 11/25/37 (b)		1,883	1,144,915
RBSSP Resecuritization Trust:
Series 2012-2, Class 1A6, 0.56%, 5/26/47 (a)(b)		1,437	1,371,345
Series 2013-4, Class 1A1, 1.93%, 12/26/37 (a)(b)		14,062	13,429,472
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, 0.78%, 6/25/35 (a)(b)		4,775	4,218,869
Series 2005-R3, Class AF, 0.84%, 9/25/35 (a)(b)		6,524	5,606,897
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1, 2.59%, 5/25/35 (b)		2,474	2,035,986
Series 2007-2, Class 3A3, 2.87%, 4/25/37 (b)		3,136	2,633,314
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3, 4.94%, 2/25/24 (b)		3,250	3,229,463
Structured Asset Mortgage Investments II Trust:
Series 2006-AR1, Class 3A1, 0.66%, 2/25/36 (b)		5,584	4,191,111
Series 2006-AR2, Class A1, 0.66%, 2/25/36 (b)		4,695	3,590,192
Series 2006-AR4, Class 3A1, 0.62%, 6/25/36 (b)		5,113	3,968,461
WaMu Mortgage Pass-Through Certificates Trust:
Series 2007-OA1, Class 2A, 1.04%, 12/25/46 (b)		14,658	9,712,617

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2007-OA5, Class 1A, 1.07%, 6/25/47 (b)	USD	7,631	$5,968,666
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (c)		10,010	7,114,198

			752,714,402
Commercial Mortgage-Backed Securities — 4.7%
Cayman Islands — 0.0%
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		1,341	1,330,604
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		15,270	13,757,064

			15,087,668
Ireland — 0.2%
Deco 9-Pan Europe 3 PLC, Series 9-E3X, Class A2, 0.05%, 7/27/17 (b)	EUR	11,074	12,412,197
German Residential Funding Ltd.:
Series 2013-1, Class D, 3.30%, 8/27/24 (b)		18,331	21,119,109
Series 2013-1, Class E, 4.05%, 8/27/24 (b)		3,621	4,165,119
Series 2013-2, Class D, 2.80%, 11/27/18 (b)		795	914,529
Series 2013-2, Class F, 4.55%, 11/27/18 (b)		6,030	6,930,576
Taurus DEU Ltd., Series 2015-DE2, Class D, 2.10%, 2/01/20 (b)		3,080	3,355,788
Taurus Ltd., Series 2015-DE2, Class E, 3.40%, 2/01/26 (b)		7,915	8,614,715
Vulcan European Loan Conduit No. 28 Ltd., Series 28X, Class C, 0.32%, 5/15/17 (b)		2,970	3,244,360

			60,756,393
Italy — 0.0%
Fondi Immobili Pubblici Funding SRL, Series 1, Class A2, 0.93%, 1/10/23 (b)		7,461	8,086,446
Taurus IT Srl, Series 2015-IT1, Class A, 1.31%, 2/18/27 (b)		1,644	1,836,947

			9,923,393
United Kingdom — 0.2%
Canary Wharf Finance II PLC:
Series II, Class C2, 1.97%, 10/22/37 (b)	GBP	2,100	2,654,950
Series II, Class D2, 2.69%, 10/22/37 (b)		14,689	18,886,628
Deco 12-UK 4 PLC, Series 2007-C4X, Class B, 0.86%, 1/27/20 (b)		4,153	5,562,094
Logistics UK PLC, Series 2015-1X, Class E, 3.99%, 8/20/18 (b)		22,075	30,592,037
Morpheus European Loan Conduit No. 19 PLC, Series 19X, Class C, 1.27%, 11/01/29 (b)		507	705,067
Nemus II Arden PLC, Series 2006-2, Class C, 0.99%, 2/15/20 (b)		478	614,290
Taurus PLC, Series 2013-GMF1, Class D, 2.56%, 5/21/24 (b)	EUR	2,299	2,636,458

			61,651,524
United States — 4.3%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 8/10/35 (a)	USD	7,620	8,226,572
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)		7,678	7,552,789
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		2,400	2,426,053

BLACKROCK FUNDS II	MARCH 31, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-3, Class AJ, 5.57%, 6/10/49 (b)	USD	17,310	$17,179,985
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		29,004	29,925,724
Series 2015-UBS7, Class D, 3.17%, 9/15/25		875	617,960
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, 6.12%, 9/15/18 (a)(b)		19,320	17,129,112
Series 2014-FL1, Class D, 2.40%, 12/15/31 (a)(b)		13,775	12,976,177
Series 2015-ASHF, Class F, 5.43%, 1/15/28 (a)(b)		3,917	3,881,708
Banc of America Re-REMIC Trust:
Series 2009-UB1, Class A4B, 5.67%, 6/24/50 (a)(b)		3,300	3,419,130
Series 2010-UB4, Class A4B, 5.11%, 12/20/41 (a)(b)		317	306,170
Barclays Commercial Mortgage Trust:
Series 2014-BXO, Class B, 2.03%, 8/15/27 (a)(b)		3,885	3,821,344
Series 2015-SLP, Class D, 3.64%, 2/15/28 (a)(b)		6,040	5,703,387
Bayview Commercial Asset Trust:
Series 2006-3A, Class A2, 0.73%, 10/25/36 (a)(b)		3,185	2,512,646
Series 2008-4, Class A3, 3.18%, 7/25/38 (a)(b)		8,128	8,199,000
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.94%, 7/05/33 (a)(b)		12,265	12,201,760
BWAY Mortgage Trust:
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		8,303	7,642,275
Series 2015-1740, Class E, 3.82%, 1/10/35 (a)(b)		9,438	8,553,902
Carefree Portfolio Trust:
Series 2014-CARE, Class D, 3.69%, 11/15/19 (a)(b)		12,510	12,368,601
Series 2014-CARE, Class E, 4.44%, 11/15/19 (a)(b)		9,760	9,457,110
Series 2014-CMZA, Class MZA, 6.41%, 11/15/19 (a)(b)		2,500	2,501,150
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.68%, 11/15/19 (a)(b)		12,970	12,886,441
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 1/10/48		3,580	3,855,269
Series 2016-C3, Class D, 3.05%, 1/10/26 (a)(b)		4,404	2,925,576
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.79%, 4/10/28 (a)(b)		4,840	4,626,019
CG-CCRE Commercial Mortgage Trust:
Series 14-FL1, Class D, 3.18%, 6/15/19 (a)(b)		6,856	6,761,706
Series 14-FL1, Class E, 5.08%, 6/15/19 (a)(b)		4,370	4,354,833
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class CFL, 3.80%, 2/15/33 (a)(b)		13,810	13,809,997
Series 2016-RNDB, Class DFL, 4.70%, 2/15/33 (a)(b)		8,940	8,939,997
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)		3,226	2,905,597

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2014-388G, Class E, 2.78%, 6/15/33 (a)(b)	USD	11,650	$11,285,131
Series 2014-GC21, Class D, 4.84%, 5/10/47 (a)(b)		1,665	1,301,815
Series 2015-P1, Class D, 3.23%, 9/15/48 (a)		3,030	2,106,049
Series 2015-SSHP, Class D, 3.48%, 9/15/27 (a)(b)		2,550	2,369,521
Series 2016-P3, Class C, 4.84%, 3/15/26 (b)		1,820	1,799,199
Citigroup/Deutsche Bank Mortgage Trust:
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		14,295	14,745,856
Series 2007-CD5, Class AJA, 6.12%, 11/15/44 (b)		9,515	9,787,491
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (b)		7,460	7,467,132
Series 2007-C9, Class AJFL, 1.13%, 12/10/49 (a)(b)		24,421	22,790,669
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		7,865	8,086,995
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,340	2,391,933
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		2,460	2,563,203
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		750	756,051
Series 2013-CR11, Class D, 5.17%, 10/10/46 (a)(b)		5,680	5,191,753
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		845	867,301
Series 2014-FL4, Class D, 2.89%, 7/13/31 (a)(b)		3,115	3,020,649
Series 2014-FL5, Class B, 2.59%, 9/15/16 (a)(b)		6,200	6,079,487
Series 2014-FL5, Class D, 4.44%, 10/15/31 (a)(b)		15,675	14,203,038
Series 2014-FL5, Class HFL1, 3.68%, 7/15/16 (a)(b)		6,988	6,463,900
Series 2014-KYO, Class F, 3.94%, 6/11/27 (a)(b)		13,600	13,443,645
Series 2014-PAT, Class D, 2.58%, 8/13/27 (a)(b)		1,447	1,369,338
Series 2014-PAT, Class E, 3.58%, 8/15/27 (a)(b)		2,500	2,420,552
Series 2014-PAT, Class F, 2.87%, 8/15/27 (a)(b)		13,700	12,982,795
Series 2014-PAT, Class G, 2.02%, 8/15/27 (a)(b)		11,827	10,350,754
Series 2014-TWC, Class E, 3.68%, 2/13/32 (a)(b)		28,385	27,095,909
Series 2014-TWC, Class F, 4.68%, 2/13/32 (a)(b)		12,440	11,909,558
Series 2015-CR23, Class CME, 3.68%, 5/10/48 (a)(b)		7,850	7,035,185
Series 2015-CR23, Class D, 4.26%, 5/10/48 (b)		12,730	9,349,260
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		4,560	3,209,343
Series 2015-LC19, Class D, 2.87%, 3/12/48 (a)		9,526	6,595,175
Series 2016-DC2, Class B, 4.80%, 2/10/49 (b)		2,690	2,884,135
Series 2016-DC2, Class C, 4.80%, 2/10/49 (b)		5,440	5,325,372

24	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)	USD	29,865	$27,037,680
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39		1,690	1,704,367
Series 2006-C5, Class AM, 5.34%, 12/15/39		7,350	7,438,248
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		1	1,281
Series 2007-C3, Class AAB, 5.70%, 6/15/39 (b)		1,440	1,459,215
Series 2007-C4, Class A1AM, 5.94%, 9/15/39 (b)		37,435	37,407,209
Series 2007-C4, Class AJ, 5.95%, 9/15/39 (b)		1,659	1,587,723
Series 2007-C4, Class AM, 5.95%, 9/15/39 (b)		11,580	12,003,668
Series 2009-RR1, Class A3C, 5.38%, 2/15/40 (a)		4,235	4,280,965
Series 2014-2R, Class 28A1, 3.00%, 6/29/37 (a)(b)		6,953	6,455,253
Series 2014-TIKI, Class E, 3.58%, 9/15/38 (a)(b)		3,260	3,150,715
Series 2015-DEAL, Class A, 1.76%, 4/15/29 (a)(b)		12,340	12,162,012
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-C2, Class AMFX, 4.88%, 4/15/37		1,348	1,247,102
Series 2005-C3, Class AJ, 4.77%, 7/15/37		74	74,194
Series 2005-C3, Class B, 4.88%, 7/15/37		2,655	2,652,029
Credit Suisse Mortgage Capital Certificates:
Series 2010-UD1, Class B, 5.78%, 12/16/49 (a)(b)		2,700	2,734,020
Series 2014-TIKI, Class F, 4.25%, 9/15/38 (a)(b)		5,940	5,721,086
Series 2015-DEAL, Class D, 3.54%, 4/15/29 (a)(b)		5,600	5,380,967
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/17/50 (a)(b)		3,348	2,520,489
Series 2015-C3, Class B, 4.11%, 8/15/48 (b)		2,303	2,310,987
Series 2015-C3, Class D, 3.36%, 8/15/48 (b)		887	622,546
Deutsche Bank JPMorgan, Series 2016-C1, Class A4, 3.28%, 2/10/26		5,870	6,046,049
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		3,270	3,264,538
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		2,525	2,686,637
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		4,525	4,535,201
FREMF Mortgage Trust:
Series 2015-K50, Class B, 3.78%, 8/25/25 (a)(b)		2,510	2,157,394
Series 2015-K50, Class C, 3.78%, 8/25/25 (a)(b)		7,546	5,587,344
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.74%, 12/15/16 (a)(b)		7,266	7,203,295
Series 2015-NRF, Class DFX, 3.38%, 12/15/19 (a)(b)		2,898	2,743,075
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)		1,540	1,415,855

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2015-NRF, Class GFX, 3.38%, 12/15/19 (a)(b)	USD	56,861	$52,064,741
GP Portfolio Trust, Series 2014-GPP, Class E, 4.28%, 2/15/27 (a)(b)		14,265	13,673,177
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		26,992	25,347,372
Great Wolf Trust, Series 2015-WFMZ, Class M, 7.41%, 5/15/32 (a)(b)		7,925	7,227,283
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class H, 5.71%, 5/03/32 (a)		790	904,254
Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		7,090	6,766,266
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		1,697	1,327,411
Series 2014-GSFL, Class D, 4.34%, 7/15/31 (a)(b)		17,870	17,163,304
Series 2014-GSFL, Class E, 6.38%, 7/15/31 (a)(b)		2,180	2,159,987
Series 2015-GC32, Class D, 3.35%, 7/10/48		767	550,529
Hilton USA Trust:
Series 2013-HLF, Class EFL, 4.18%, 11/05/30 (a)(b)		3,999	3,978,763
Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		28,927	29,097,209
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class C, 4.56%, 9/15/47 (b)		5,165	4,996,126
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		3,325	2,593,471
Series 2014-C23, Class D, 3.96%, 9/15/24 (a)(b)		11,001	8,368,818
Series 2014-C24, Class D, 3.93%, 11/15/47 (a)(b)		6,060	4,643,202
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class C, 2.64%, 12/15/30 (a)(b)		10,910	10,809,304
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2002-CIB4, Class C, 6.45%, 5/12/34 (a)(b)		3,942	4,019,029
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (b)		2,102	2,044,387
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		21,699	21,521,875
Series 2008-C2, Class A4FL, 1.94%, 2/12/51 (b)		8,113	7,806,326
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		471	481,474
Series 2012-WLDN, Class A, 3.91%, 5/05/30 (a)		10,643	11,308,531
Series 2013-LC11, Class C, 3.96%, 4/15/46 (b)		840	804,293
Series 2014-C21, Class D, 4.66%, 8/15/47 (a)(b)		2,697	2,124,454
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		4,945	5,126,034
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		11,720	11,477,609
Series 2014-DSTY, Class E, 3.80%, 6/10/27 (a)(b)		8,255	7,220,251

BLACKROCK FUNDS II	MARCH 31, 2016	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2014-FL6, Class A, 1.84%, 11/15/31 (a)(b)	USD	17,264	$17,273,199
Series 2014-FL6, Class BAT1, 4.44%, 11/15/31 (a)(b)		5,120	4,966,400
Series 2014-FL6, Class BAT2, 5.69%, 11/15/31 (a)(b)		773	749,325
Series 2014-FL6, Class DFW1, 3.93%, 11/15/31 (a)(b)		10,330	9,684,375
Series 2014-FL6, Class DFW2, 4.68%, 11/15/31 (a)(b)		5,640	5,287,500
Series 2014-FL6, Class VINE, 5.23%, 11/15/31 (a)(b)		2,490	2,415,300
Series 2014-PHH, Class B, 2.03%, 8/15/27 (a)(b)		5,860	5,724,248
Series 2015-CSMO, Class A, 1.69%, 1/15/32 (a)(b)		5,070	4,993,608
Series 2015-CSMO, Class D, 3.74%, 1/15/32 (a)(b)		5,710	5,559,494
Series 2015-CSMO, Class E, 4.38%, 1/15/32 (a)(b)		5,450	5,220,887
Series 2015-FL7, Class DAL1, 3.93%, 5/15/28 (a)(b)		6,900	6,684,030
Series 2015-FL7, Class DAL2, 4.58%, 5/15/28 (a)(b)		5,600	5,391,253
Series 2015-JP1, Class C, 4.74%, 1/15/49 (b)		2,640	2,546,999
Series 2015-JP1, Class D, 4.24%, 1/15/49 (b)		7,843	6,965,703
Series 2015-SGP, Class A, 2.13%, 7/15/36 (a)(b)		3,290	3,264,212
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		16,430	15,451,797
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		5,555	5,507,154
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		6,730	6,434,395
LB-UBS Commercial Mortgage Trust:
Series 2005-C7, Class D, 5.35%, 11/15/40 (b)		2,632	2,661,004
Series 2006-C4, Class AJ, 5.87%, 6/15/38 (b)		8,456	8,437,409
Series 2007-C1, Class AJ, 5.48%, 2/15/40		208	207,575
Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (a)		9,592	9,916,966
Series 2007-C7, Class AJ, 6.24%, 9/15/45 (b)		2,197	2,146,286
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.24%, 9/15/28 (a)(b)		5,246	5,198,368
Series 2015-LSP, Class E, 6.03%, 9/15/28 (a)(b)		14,397	14,164,423
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		11,095	11,034,515
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		6,968	7,160,493
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.74%, 6/12/50 (b)		4,827	4,984,841
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class D, 4.89%, 11/15/46 (a)(b)		410	373,740
Series 2015-C25, Class C, 4.53%, 10/15/48 (b)		9,450	8,855,855
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,135	740,689

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Morgan Stanley Capital I Trust:
Series 2005-IQ9, Class AJ, 4.77%, 7/15/56	USD	1,368	$1,367,546
Series 2007-HQ11, Class AMFL, 0.61%, 2/12/44 (b)		3,852	3,747,730
Series 2007-HQ12, Class AM, 5.72%, 4/12/49 (b)		4,185	4,215,968
Series 2007-HQ12, Class AMFL, 0.84%, 4/12/49 (b)		8,885	8,545,955
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,915	3,006,398
Series 2007-IQ15, Class AM, 5.92%, 6/11/49 (b)		9,206	9,553,765
Series 2014-150E, Class F, 4.30%, 9/09/32 (a)(b)		6,850	5,869,605
Series 2014-CPT, Class F, 3.45%, 7/13/21 (a)(b)		8,482	7,948,992
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		2,765	2,458,734
Series 2015-XLF2, Class AFSB, 3.19%, 8/15/26 (a)(b)		2,900	2,900,000
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4B, 5.79%, 8/15/45 (a)(b)		5,219	5,389,737
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(j)		5,736	5,494,844
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.29%, 10/15/30 (a)(b)		828	830,189
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.69%, 8/27/24 (a)(b)		17,962	18,074,061
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 4.86%, 2/11/36 (a)(b)		2,457	2,492,940
RAIT Trust, Series 2014-FL3, Class C, 3.83%, 12/17/31 (a)(b)		2,449	2,409,500
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		1,910	1,921,811
Resource Capital Corp. Ltd., Series 2014, Class CR2, 2.93%, 4/15/34 (a)(b)		3,930	3,524,793
SCG Trust, Series 2013-SRP1, Class AJ, 2.38%, 11/15/26 (a)(b)		11,390	11,333,427
Velocity Commercial Capital Loan Trust, Series 2014-1, Class M1, 4.94%, 9/25/44 (a)(b)		6,821	6,889,210
VNDO Mortgage Trust, Series 2013-PENN, Class E, 3.95%, 12/13/29 (a)(b)		4,115	4,078,416
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		13,047	12,743,576
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		2,360	2,299,979
Series 2007-C32, Class AMFL, 0.66%, 6/15/49 (a)(b)		3,157	3,059,554
Series 2007-C33, Class AJ, 5.95%, 2/15/51 (b)		451	444,278
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.55%, 4/16/35 (a)(b)		18,291	15,281,340
Series 2014-TISH, Class SCH2, 3.93%, 1/15/27 (a)(b)		6,248	6,012,509
Series 2015-C27, Class C, 3.89%, 2/15/48		9,129	8,044,770
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		2,283	1,573,634
Series 2015-C31, Class D, 3.85%, 11/15/48		2,740	1,905,869

26	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)	USD	2,320	$1,465,016
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (b)		4,200	3,042,352
Series 2015-P2, Class D, 3.24%, 12/15/48 (a)		1,687	1,095,695
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		369	368,907
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.37%, 9/15/57 (b)		83	85,763

			1,273,591,714
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 5.48%, 9/25/35 (a)(b)		6,415	963,675
Interest Only Commercial Mortgage-Backed Securities — 0.6%
United States — 0.6%
American Homes 4 Rent, Series 2015-SFR1, Class XS, 0.00%, 4/17/45 (a)(b)		23,957	2
B2R Mortgage Trust, Series 2015-2, Class XA, 2.15%, 11/15/48 (a)(b)		62,415	4,462,653
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.94%, 9/15/48 (b)		14,798	917,895
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		73,430	5,839,888
BBCMS Trust, Series 2015-SRCH, Class XB, 0.19%, 8/10/35 (a)(b)		42,790	817,289
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.00%, 8/15/18 (a)(b)		135,853	14
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class XCP, 0.41%, 10/15/16 (a)(b)		225,008	67,502
Citigroup Commercial Mortgage Trust:
Series 2013-SMP, Class XB, 0.35%, 1/12/30 (a)(b)		36,921	205,543
Series 2014-GC19, Class XA, 1.30%, 3/10/47 (b)		49,400	3,308,789
Series 2014-GC21, Class XA, 1.30%, 5/10/47 (b)		40,842	3,060,606
Series 2014-GC23, Class XA, 1.13%, 7/10/47 (b)		176,911	11,534,285
Series 2015-P1, Class XA, 0.81%, 9/15/48 (b)		63,315	3,563,895
Series 2016-P3, Class XA, 1.72%, 4/15/49 (b)		29,720	3,558,408
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 1.75%, 8/15/45 (b)		24,588	2,065,866
Series 2013-CR13, Class XA, 1.14%, 12/10/23 (b)		78,578	3,667,870
Series 2013-CR6, Class XA, 1.49%, 3/10/46 (b)		40,207	1,929,782
Series 2013-CR7, Class XA, 1.49%, 3/10/46 (b)		10,010	646,082
Series 2014-CR18, Class XA, 1.28%, 7/15/47 (b)		46,769	2,972,954
Series 2014-LC15, Class XA, 1.39%, 4/10/47 (b)		30,514	2,042,279
Series 2014-TWC, Class XCP, 0.00%, 2/13/32 (a)(b)		240,975	3,031,152

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2015-CR23, Class XA, 1.01%, 5/10/48 (b)	USD	108,956	$6,461,941
Series 2015-CR25, Class XA, 0.97%, 8/10/48 (b)		81,141	5,476,513
Series 2015-LC21, Class XA, 0.88%, 7/10/48 (b)		20,259	1,042,760
Series 2016-DC2, Class XA, 1.24%, 2/10/26 (b)		76,375	5,685,695
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.23%, 2/10/48 (b)		7,214	584,537
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		57,480	2,314,691
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		39,860	2,778,206
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class X2, 0.04%, 9/17/37 (a)(b)		598,765	4,778,145
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.26%, 11/15/37 (a)(b)		76,810	1,728,236
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		439,685	2,116,952
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.18%, 4/10/47 (b)		15,609	962,528
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.00%, 11/05/30 (a)(b)		169,959	1,700
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.20%, 7/25/47 (b)		52,439	4,617,993
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.11%, 8/15/47 (b)		32,560	2,147,896
Series 2014-C22, Class XA, 0.97%, 9/15/47 (b)		35,671	2,037,425
Series 2014-C24, Class XA, 1.08%, 11/15/47 (b)		57,744	3,242,033
Series 2014-C26, Class XA, 1.18%, 1/15/48 (b)		8,168	516,687
Series 2015-C28, Class XA, 1.20%, 10/15/48 (b)		32,959	2,248,742
Series 2015-C33, Class XA, 1.05%, 12/15/48 (b)		65,341	4,824,407
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class XA, 1.15%, 7/15/47 (b)		18,028	978,644
Series 2015-C27, Class XD, 0.50%, 2/15/48 (a)(b)		31,775	1,145,489
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.16%, 11/15/46 (b)		70,899	4,221,834
Series 2014-C19, Class XA, 1.16%, 12/15/47 (b)		103,978	6,446,193
Series 2014-C19, Class XD, 1.19%, 12/15/47 (a)(b)		51,913	4,559,316
Series 2015-C21, Class XB, 0.31%, 3/15/48 (a)(b)		15,696	424,884
Series 2015-C22, Class XA, 1.18%, 5/15/46 (b)		222,743	15,700,976

BLACKROCK FUNDS II	MARCH 31, 2016	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)	USD	44,245	$3,493,505
Series 2015-C26, Class XD, 1.35%, 11/15/48 (a)(b)		18,660	2,038,045
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.00%, 2/15/48 (b)		54,778	3,576,423
Series 2015-NXS1, Class XA, 1.20%, 5/15/48 (b)		36,633	2,684,390
Series 2015-NXS1, Class XB, 0.36%, 5/15/48 (b)		13,786	520,452
Series 2015-NXS3, Class XA, 1.19%, 9/15/57 (b)		46,433	3,291,710
Series 2016-C33, 1.99%, 3/17/59 (b)		56,000	6,754,160
WF-RBS Commercial Mortgage Trust:
Series 2014-C20, Class XA, 1.20%, 5/15/47 (b)		17,943	1,107,391
Series 2014-C22, Class XA, 0.95%, 9/15/57 (b)		53,503	2,845,433
Series 2014-C23, Class XA, 0.71%, 10/14/57 (b)		74,105	2,880,144
Series 2014-LC14, Class XA, 1.42%, 3/15/47 (b)		86,935	5,893,683

			175,822,513
Total Non-Agency Mortgage-Backed Securities — 8.2%			2,453,298,292

Preferred Securities		Par (000)	Value
Capital Trusts
Australia — 0.1%
AusNet Services Holdings Property Ltd., 5.75%, 3/17/76 (b)		7,948	8,328,709
BHP Billiton Finance Ltd., 4.75% (b)(q)	EUR	2,245	2,605,683
Commonwealth Bank of Australia, 4.50%, 12/09/25	USD	7,000	7,085,204

			18,019,596
Belgium — 0.0%
KBC Groep NV, 5.63% (b)(q)	EUR	3,625	4,008,368
China — 0.2%
CCCI Treasure Ltd., 3.50% (b)(q)	USD	12,000	11,973,888
China Life Insurance Co. Ltd., 4.00%, 7/03/75 (b)		14,000	13,914,600
CITIC Ltd., 8.63% (b)(q)		3,000	3,360,711
CRCC Yupeng Ltd., 3.95% (b)(q)		10,300	10,507,617
Franshion Capital Ltd., 6.80% (i)(q)		10,000	10,562,500

			50,319,316
Denmark — 0.0%
Danica Pension Livsforsikringsaktieselskab, 4.38%, 9/29/45 (b)	EUR	2,000	2,275,805
France — 0.1%
BNP Paribas Cardif SA, 4.03% (b)(q)		1,800	1,981,409
BNP Paribas SA, 7.38% (a)(b)(q)	USD	1,922	1,859,535
Casino Guichard Perrachon SA, 4.87% (b)(q)	EUR	2,100	1,977,390
CNP Assurances, 4.50%, 6/10/47 (b)		5,600	6,117,363
Credit Agricole Assurances SA, 4.25% (b)(q)		2,800	3,038,768
Electricite de France SA:
4.13% (b)(q)		500	543,348
5.00% (b)(q)		4,600	4,966,844
5.88% (b)(q)	GBP	1,500	1,839,356
Engie SA, 3.88% (b)(q)	EUR	7,800	9,123,526

Preferred Securities		Par (000)	Value
France (continued)
Orange SA:
4.00% (b)(q)	EUR	3,645	$4,221,068
4.25% (b)(q)		1,205	1,414,671
5.00% (b)(q)		3,440	4,051,897

			41,135,175
Germany — 0.1%
Bayer AG, 2.38%, 4/02/75 (b)		3,850	4,270,363
Bertelsmann SE & Co. KGaA, 3.50%, 4/23/75 (b)		6,100	6,205,437
HSH Nordbank AG, 7.25% (q)	USD	12,480	2,496,000
Volkswagen International Finance NV:
2.50% (b)(q)	EUR	5,200	4,911,187
3.50% (b)(q)		11,300	10,029,472
3.75% (b)(q)		7,700	8,049,948

			35,962,407
Hong Kong — 0.0%
Bank of East Asia Ltd., 5.50% (b)(q)	USD	10,000	9,503,180
Noble Group Ltd., 6.00% (b)(q)		7,765	3,377,775

			12,880,955
Ireland — 0.1%
Bank of Ireland, 7.38% (b)(q)	EUR	15,098	16,492,848
Italy — 0.1%
Enel SpA:
5.00%, 1/15/75 (b)		3,065	3,647,469
6.50%, 1/10/74 (b)		744	915,010
6.63%, 9/15/76 (b)	GBP	581	853,234
Generali Finance BV, 5.48% (b)(q)	EUR	1,400	1,616,959
Intesa Sanpaolo SpA:
7.00%, 12/29/49 (b)		7,920	8,575,078
7.70% (a)(b)(q)	USD	4,993	4,587,319
UniCredit SpA, 6.75% (b)(q)	EUR	2,960	2,745,749

			22,940,818
Japan — 0.0%
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (b)	USD	8,000	8,509,600
Nippon Life Insurance Co., 5.10%, 10/16/44 (b)		4,690	5,006,575

			13,516,175
Netherlands — 0.1%
ABN AMRO Bank NV, 5.75% (b)(q)	EUR	14,900	16,212,975
Cooperatieve Rabobank UA, 5.50% (b)(q)		200	219,146
Koninklijke KPN NV, 6.13% (b)(q)		719	870,088

			17,302,209
Philippines — 0.0%
Royal Capital BV, 6.25% (b)(q)	USD	5,350	5,455,443
South Korea — 0.0%
Woori Bank, 5.00%, 6/10/45 (b)		1,160	1,150,246
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(q)	EUR	9,600	9,989,873
7.00% (b)(q)		600	630,512
Banco Popular Espanol SA:
8.25% (b)(q)		8,600	8,000,023
11.50% (b)(q)		7,100	7,897,327
Banco Santander SA, 6.25% (b)(q)		5,700	5,811,988
Gas Natural Fenosa Finance BV:
3.38% (b)(q)		15,500	15,829,645

28	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Preferred Securities		Par (000)	Value
Spain (continued)
4.13% (b)(q)	EUR	3,100	$3,466,295
Repsol International Finance BV, 4.50%, 3/25/75 (b)		2,715	2,548,759
Telefonica Europe BV:
4.20% (b)(q)		3,300	3,745,690
5.00% (b)(q)		3,500	4,026,778
5.88% (b)(q)		600	696,055
6.50% (b)(q)		1,400	1,688,115
7.63% (b)(q)		600	757,843

			65,088,903
Switzerland — 0.2%
UBS Group AG:
5.75% (b)(q)		9,812	11,234,880
6.88% (b)(q)	USD	25,791	25,620,779
6.88% (b)(q)		7,675	7,383,396
7.00% (b)(q)		3,645	3,723,550

			47,962,605
United Kingdom — 0.1%
Barclays PLC, 7.88% (b)(q)	GBP	6,093	7,765,849
Centrica PLC:
3.00%, 4/10/76 (b)	EUR	4,356	4,367,509
5.25%, 4/10/75 (b)		1,475	1,916,042
Coventry Building Society, 6.38% (b)(q)	GBP	1,425	1,811,284
HBOS Capital Funding LP, 6.85% (q)	USD	2,296	2,315,034
HSBC Holdings PLC, 6.00% (b)(q)	EUR	6,945	7,473,566
Lloyds Banking Group PLC:
6.38% (b)(q)		1,829	2,011,157
7.00% (b)(q)	GBP	841	1,148,998
Santander UK Group Holdings PLC , 7.38% (b)(q)		3,397	4,476,413
SSE PLC, 3.88% (b)(q)		2,150	2,965,954

			36,251,806
United States — 0.1%
General Electric Co., 5.00% (b)(q)	USD	8,643	8,902,290
NBCUniversal Enterprise, Inc., 5.25% (a)(q)		4,900	5,047,000

			13,949,290
Total Capital Trusts — 1.4%			404,711,965

Preferred Stocks		Shares	Value
Luxembourg — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (e)		24,318	3,057,702
Novartex Holding Luxembourg SCA, 0.00% (e)		3,200	—
Spain — 0.0%
Santander Finance Preferred SAU, 4.00%		107,000	2,154,980
United Kingdom — 0.0%
Royal Bank of Scotland Group PLC, 6.60%		53,371	1,328,404
Royal Bank of Scotland Group PLC, 6.13%		10,674	260,873

			1,589,277
Total Preferred Stocks — 0.0%			6,801,959

Trust Preferreds		Shares	Value
Netherlands — 0.1%
RBS Capital Funding Trust V, Series E, 5.90% (q)		568,103	13,708,325

Trust Preferreds		Shares	Value
Netherlands (continued)
RBS Capital Funding Trust VII, Series G, 6.08% (q)		358,771	$8,653,557

			22,361,882
United States — 0.1%
GMAC Capital Trust I, 6.40%, 2/15/40 (b)		1,932,000	47,353,320
Total Trust Preferreds — 0.2%			69,715,202
Total Preferred Securities — 1.6%			481,229,126

Taxable Municipal Bonds		Par (000)	Value
Aiken County Consolidated School District GO, 5.00%, 3/01/25 (r)	USD	7,020	8,887,250
Arizona Health Facilities Authority RB, 1.22%, 1/01/37 (b)		9,275	8,166,359
Bay Area Toll Authority RB, 6.92%, 4/01/40		10,245	14,107,160
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		15,000	14,100,000
California State Public Works Board RB, 8.36%, 10/01/34		7,255	10,804,799
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/33		7,270	8,699,355
City of Charleston, SC Waterworks & Sewer System Revenue RB, 5.00%, 1/01/45		3,035	3,565,306
City of Detroit, MI Sewage Disposal System RB, AGM, Series D, 1.01%, 7/01/32 (b)		5,685	5,110,474
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		3,520	4,109,283
City of Las Vegas, NV GO:
5.00%, 9/01/30		3,055	3,780,593
5.00%, 9/01/31		3,370	4,149,110
5.00%, 9/01/34		3,000	3,640,380
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		6,400	6,615,360
City of Seattle, WA Municipal Light & Power Revenue RB:
5.00%, 4/01/23		5,230	6,435,358
5.00%, 4/01/24		5,050	6,307,652
5.00%, 4/01/25		4,665	5,902,531
Clark County School District GO:
5.00%, 6/15/26		5,485	6,880,439
5.00%, 6/15/27		5,485	6,813,577
5.00%, 6/15/28		5,855	7,230,222
Commonwealth of Massachusetts GO:
5.00%, 7/01/22		4,845	5,904,747
5.00%, 7/01/29		3,965	4,999,469
Contra Costa Community College District GO, 6.50%, 8/01/34		5,785	7,457,270
County of Miami-Dade, FL Aviation Revenue RB:
5.00%, 10/01/30		7,355	8,409,413
5.00%, 10/01/36		7,065	7,948,902
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		1,795	1,928,853
County of Suffolk, NY GO, 5.00%, 5/01/28		5,000	5,958,050
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		10,840	11,911,534
Series A, 5.00%, 11/01/43		21,240	23,150,538
Delaware Transportation Authority RB, 5.00%, 6/01/55		8,320	9,430,554
District of Columbia GO, 5.00%, 6/01/38		3,965	4,657,804
District of Columbia RB:
5.00%, 7/15/34		3,280	3,838,814

BLACKROCK FUNDS II	MARCH 31, 2016	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Taxable Municipal Bonds		Par (000)	Value
5.00%, 7/15/35	USD	3,280	$3,814,607
District of Columbia Water & Sewer Authority RB:
5.00%, 10/01/35		4,100	4,933,571
5.00%, 10/01/36		3,465	4,145,907
Golden State Tobacco Securitization Corp. RB:
5.00%, 6/01/40		2,805	3,261,345
5.13%, 6/01/47		10,000	9,233,700
5.75%, 6/01/47		13,255	13,158,769
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		2,550	2,675,179
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 1/01/44		10,415	11,969,647
Illinois Finance Authority RB, 5.00%, 8/01/38		8,070	9,258,307
Las Vegas Valley Water District GO, 5.00%, 6/01/41 (r)		8,230	9,708,519
Long Island Power Authority RB, 5.00%, 9/01/44		10,175	11,654,038
Los Angeles Community College District GO, 6.60%, 8/01/42		2,670	3,819,221
Los Angeles County Metropolitan Transportation Authority RB:
5.00%, 7/01/24		3,280	4,174,981
5.00%, 7/01/25		3,780	4,877,145
5.00%, 7/01/26		2,385	3,058,381
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		4,505	6,490,263
Louisiana Public Facilities Authority RB, 5.00%, 10/01/41		5,000	5,530,650
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 7/01/27		4,105	4,909,621
Massachusetts Clean Water Trust RB:
5.00%, 2/01/25		4,725	6,035,431
5.00%, 2/01/26		5,550	7,197,462
5.00%, 2/01/27		4,460	5,743,142
5.00%, 2/01/28		4,035	5,166,535
Massachusetts Development Finance Agency RB, 5.00%, 7/01/43		10,045	11,765,809
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		13,000	14,864,850
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB:
5.00%, 7/01/40 (r)		3,035	3,497,473
5.00%, 7/01/46 (r)		6,410	7,350,796
Metropolitan Transportation Authority RB:
5.00%, 11/15/40		6,220	7,249,348
6.69%, 11/15/40		4,830	6,642,313
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		4,495	6,313,407
5.00%, 10/01/53		3,000	3,258,240
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		5,095	5,653,106
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		8,480	9,644,558
Michigan Finance Authority RB, 5.00%, 6/01/39		4,160	4,662,486
New Jersey Economic Development Authority RB, 5.00%, 6/15/38		5,000	5,794,350
New Jersey Educational Facilities Authority RB:
5.00%, 7/01/22 (r)		5,265	6,464,209
5.00%, 7/01/23 (r)		6,430	8,053,511
5.00%, 7/01/25 (r)		5,000	6,457,150
5.00%, 7/01/26 (r)		5,185	6,778,195
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/42		10,775	11,258,905

Taxable Municipal Bonds		Par (000)	Value
New Orleans Aviation Board RB, 5.00%, 1/01/40	USD	5,630	$6,270,469
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/36		4,210	4,989,271
New York City Water & Sewer System RB, 5.75%, 6/15/41		5,525	7,316,150
New York State Dormitory Authority RB:
5.00%, 3/15/32		6,870	8,255,679
5.00%, 3/15/36		6,870	8,129,202
5.00%, 3/15/37		6,625	7,740,253
5.00%, 3/15/37		4,115	4,856,235
5.00%, 3/15/38		6,180	7,273,675
5.00%, 3/15/39		3,850	4,522,249
New York State Thruway Authority RB:
5.00%, 5/01/19		5,505	6,170,720
5.00%, 1/01/31		5,370	6,395,777
New York State Urban Development Corp. RB:
5.00%, 3/15/24		15,135	18,820,978
5.00%, 3/15/25		10,025	12,631,400
5.00%, 3/15/26		14,315	18,266,083
5.00%, 3/15/27		9,055	11,401,060
5.00%, 3/15/28		13,420	16,773,658
5.00%, 3/15/44		5,880	6,787,696
North Carolina Medical Care Commission RB, 5.00%, 6/01/40		7,670	8,726,312
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		11,590	16,277,691
Orange County Sanitation District RB:
5.00%, 2/01/34		4,130	4,971,116
5.00%, 2/01/35		4,795	5,881,067
5.00%, 2/01/36		5,325	6,499,801
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		3,000	3,487,350
5.00%, 12/31/38		7,135	8,010,536
Philadelphia Authority for Industrial Development RB, 5.00%, 7/01/42		6,845	7,887,288
Port Authority of New York & New Jersey RB, 5.00%, 10/15/44		2,385	2,697,817
Pulaski County Public Facilities Board, 5.00%, 12/01/39		10,000	11,368,800
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		11,840	16,105,952
South Carolina Ports Authority RB, 5.00%, 7/01/45		4,000	4,480,480
State of California GO:
7.50%, 4/01/34		9,165	13,343,232
5.00%, 10/01/37		5,000	5,935,050
4.99%, 4/01/39		6,445	6,761,192
7.55%, 4/01/39		4,840	7,392,471
State of Hawaii GO:
5.00%, 4/01/19 (r)		5,390	6,025,643
5.00%, 4/01/20 (r)		5,390	6,199,740
5.00%, 4/01/21 (r)		5,390	6,358,475
5.00%, 4/01/22 (r)		5,390	6,500,017
5.00%, 4/01/23 (r)		5,390	6,614,123
State of Maryland GO, 5.00%, 8/01/22		8,310	10,207,422
State of New Jersey GO:
5.00%, 6/01/27		12,890	15,208,267
5.00%, 6/01/31		10,000	11,566,100
5.00%, 6/01/32		17,135	19,714,846
State of North Carolina GO:
5.00%, 6/01/25		12,915	16,622,767
5.00%, 6/01/25		8,060	10,373,945
5.00%, 6/01/26		9,660	12,616,829

30	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Taxable Municipal Bonds		Par (000)	Value
State of Ohio GO:
5.00%, 12/15/23	USD	9,510	$11,903,572
5.00%, 9/15/24		14,415	18,180,775
5.00%, 12/15/24		6,710	8,497,074
5.00%, 9/15/25		6,240	7,955,064
State of Washington GO:
5.00%, 7/01/28		5,245	6,436,035
5.00%, 7/01/32		7,000	8,403,990
State of Wisconsin GO, 5.00%, 5/01/34		12,670	15,286,482
Tobacco Settlement Financing Corp. RB, 5.00%, 6/01/41		15,000	13,499,250
University of Arizona RB, 5.00%, 8/01/39		6,505	7,457,722
University of California RB, 5.00%, 5/15/37		10,000	11,713,800
University of Delaware RB, 5.87%, 11/01/40		7,500	9,728,700
University of Houston System RB, 3.25%, 2/15/19		5,545	5,883,578
University of Massachusetts Building Authority RB, 5.00%, 11/01/39		5,000	5,877,150
Virginia Public School Authority RB:
5.00%, 8/01/25 (r)		6,245	8,002,343
5.00%, 8/01/26 (r)		4,910	6,369,350
5.00%, 8/01/27 (r)		5,065	6,514,248
Washington Health Care Facilities Authority RB, 5.00%, 10/01/38		6,165	7,114,040
Westchester County Local Development Corp. RB, 5.00%, 11/01/46		2,760	3,116,095
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 8/15/39		5,880	6,633,346
Total Taxable Municipal Bonds — 3.6%			1,080,433,781

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2014-C02, Class 1M2, 3.03%, 5/25/24 (b)		25,472	22,632,087
Series 2014-C03, Class 1M2, 3.43%, 7/25/24 (b)		4,285	3,936,516
Series 2013-C01, Class M2, 5.68%, 10/25/23 (b)		6,000	6,220,729
Series 2016-C02, Class 1M2, 6.44%, 9/25/28 (b)		5,460	5,595,434
Freddie Mac:
Series 2014-DN2, Class M3, 4.04%, 4/25/24 (b)		6,000	5,663,555
Series 2014-HQ2, Class M3, 4.19%, 9/25/24 (b)		4,703	4,355,253

			48,403,574
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K721, Class X1, 0.34%, 8/25/22 (b)		53,213	1,006,825
Series K045, Class X1, 0.46%, 1/25/25 (b)		80,765	2,752,408
Series K041, Class X1, 0.56%, 10/25/24 (b)		179,598	7,079,205
Series K049, Class X1, 0.62%, 7/25/25 (b)		36,957	1,672,198
Series K718, Class X1, 0.65%, 1/25/22 (b)		28,082	889,958
Series K040, Class X1, 0.74%, 9/25/24 (b)		90,531	4,581,832
Series K044, Class X1, 0.76%, 1/25/25 (b)		42,311	2,236,568

U.S. Government Sponsored Agency Securities		Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K042, Class X1, 1.06%, 12/25/24 (b)	USD	43,339		$3,297,405
Series K049, Class X3, 1.55%, 8/25/25 (b)		7,280		761,439
Ginnie Mae:
Series 2009-80, Class IO, 0.81%, 9/16/51 (b)		7,828		519,467
Series 2014-52, Class AI, 0.83%, 8/16/41		45,675		1,287,574
Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		19,926		1,252,273
Series 2014-40, Class AI, 1.00%, 2/16/39		58,956		1,660,800
Series 2013-191, Class IA, 1.23%, 7/16/42		14,534		170,188
Series 2013-145, Class SI, 5.81%, 4/16/40 (b)		26,847		2,984,026

				32,152,166
Mortgage-Backed Securities — 35.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/31 (s)		50,700		52,046,719
3.00%, 11/01/25-4/01/46 (s)		2,858,475		2,971,493,689
3.50%, 7/01/18-4/01/46 (s)		3,911,201		4,133,306,267
4.00%, 9/01/44-4/01/46 (s)		1,167,527		1,247,429,917
4.50%, 9/01/43-4/01/46 (s)		396,309		431,235,412
6.00%, 3/01/38		5		5,767
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/26-9/01/35		997,738		1,039,549,611
3.50%, 10/01/26-3/01/46 (s)		524,139		556,041,665
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/46 (s)		80		84,463
4.50%, 11/20/41-4/15/46 (s)		187,590		201,465,422

				10,632,658,932
Total U.S. Government Sponsored Agency Securities — 35.9%				10,713,214,672

U.S. Treasury Obligations		Par (000)		Value
U.S. Treasury Bonds:
2.88%, 8/15/45 (t)		136,418		143,494,684
2.50%, 2/15/46		175,906		171,515,210
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		30,216		29,233,985
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-4/15/20 (t)		302,958		309,329,963
0.25%, 1/15/25		60,795		61,307,605
0.38%, 7/15/25		32,215		32,918,886
0.63%, 1/15/26		335,463		350,702,701
U.S. Treasury Notes:
0.88%, 11/30/17		252,788		253,410,111
1.38%, 10/31/20		—(d	)	202
1.75%, 12/31/20		365,868		374,828,327
1.13%, 2/28/21 (t)		625,186		622,620,989
1.88%, 10/31/22		181,045		185,196,362
2.00%, 8/15/25		236,094		240,631,898
1.63%, 2/15/26 (m)		2,127,129		2,096,219,400
U.S. Treasury Strips, 0.00%, 5/15/36 (j)(m)		69,895		42,086,086
Total U.S. Treasury Obligations — 16.5%				4,913,496,409

BLACKROCK FUNDS II	MARCH 31, 2016	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

			Value
Total Long-Term Investments (Cost — $32,032,117,267) — 107.2%			$31,983,044,913

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 10.7%(u)
Barclays Bank PLC, (1.60)%, Open (v) (Purchased on 1/14/16 to be repurchased at EUR 321,905, collateralized by Grupo Antolin Dutch BV, 5.13% due at 6/30/22, par and fair value of EUR 320,000 and $381,461, respectively)	EUR	323	367,505
Barclays Bank PLC, (1.60)%, Open (v) (Purchased on 1/15/16 to be repurchased at EUR 194,508, collateralized by Grupo Antolin Dutch BV, 5.13% due at 6/30/22, par and fair value of EUR 193,000 and $230,069, respectively)		195	222,052
Barclays Bank PLC, (1.45)%, Open (v) (Purchased on 1/21/16 to be repurchased at EUR 1,587,617, collateralized by Wendel SA, 1.88% due at 4/10/20, par and fair value of EUR 1,700,000 and $1,984,846, respectively)		1,592	1,811,441
Barclays Bank PLC, (1.25)%, Open (v) (Purchased on 1/07/16 to be repurchased at $698,162, collateralized by HSBC Holdings PLC, 5.63% (q), par and fair value of USD 685,000 and $658,011, respectively)	USD	700	700,107
Barclays Bank PLC, (1.00)%, Open (v) (Purchased on 1/08/16 to be repurchased at $1,035,165, collateralized by HSBC Holdings PLC, 5.63% (q), par and fair value of USD 1,015,000 and $975,009, respectively)		1,037	1,037,442
Barclays Bank PLC, (1.00)%, Open (v) (Purchased on 1/15/16 to be repurchased at $1,154,519, collateralized by Societe Generale SA, 6.00% (q), par and fair value of USD 1,200,000 and $1,053,996, respectively)		1,157	1,156,800
Barclays Bank PLC, (0.95)%, Open (v) (Purchased on 1/19/16 to be repurchased at EUR 646,083, collateralized by Rexel SA, 3.25% due at 6/15/22, par and fair value of EUR 690,000 and $789,078, respectively)	EUR	647	736,560
Barclays Bank PLC, (0.95)%, Open (v) (Purchased on 1/19/16 to be repurchased at EUR 810,207, collateralized by Rexel SA, 3.25% due at 6/15/22, par and fair value of EUR 866,000 and $990,350, respectively)		812	923,667
Barclays Bank PLC, (0.95)%, Open (v) (Purchased on 1/19/16 to be repurchased at EUR 962,774, collateralized by Total Capital International SA, 1.38% due at 3/19/25, par and fair value of EUR 1,000,000 and $1,187,144, respectively)		965	1,097,599
Barclays Bank PLC, (0.85)%, Open (v) (Purchased on 3/03/16 to be repurchased at EUR 690,552, collateralized by SABMiller Holdings, Inc., 1.88% due at 1/20/20, par and fair value of EUR 655,000 and $789,599, respectively)		691	786,244
Barclays Bank PLC, (0.75)%, Open (v) (Purchased on 10/13/15 to be repurchased at EUR 1,287,844, collateralized by SABMiller Holdings, Inc., 1.88% due at 1/20/20, par and fair value of EUR 1,230,000 and $1,482,757, respectively)		1,292	1,470,619

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(u)
Barclays Capital, Inc., 0.40%, 4/05/16 (Purchased on 3/29/16 to be repurchased at $50,760,415, collateralized by U.S. Treasury Notes, 2.00% due at 11/30/22, par and fair value of USD 49,338,000 and $50,835,507, respectively)	USD	50,756	$50,756,467
Citigroup Global Markets Ltd., (1.75)%, Open (v) (Purchased on 1/12/16 to be repurchased at $1,827,853, collateralized by Bank of Communications Co. Ltd., 5.00% (q), par and fair value of USD 1,700,000 and $1,703,315, respectively)		1,835	1,834,810
Citigroup Global Markets, Inc., (1.75)%, Open (v) (Purchased on 2/24/16 to be repurchased at $19,630,224, collateralized by ConocoPhillips Co., 4.30% due at 11/15/44, par and fair value of USD 22,966,000 and $19,859,596, respectively)		19,665	19,664,637
Citigroup Global Markets, Inc., (0.25)%, Open (v) (Purchased on 10/07/15 to be repurchased at $1,276,554, collateralized by T-Mobile USA, Inc., 6.84% due at 4/28/23, par and fair value of USD 1,250,000 and $1,318,750, respectively)		1,278	1,278,125
Citigroup Global Markets, Inc., (0.15)%, Open (v) (Purchased on 1/06/16 to be repurchased at $2,718,537, collateralized by Ecopetrol SA, 5.88% due at 5/28/45, par and fair value of USD 3,700,000 and $2,912,640, respectively)		2,720	2,719,500
Citigroup Global Markets, Inc., (0.09)%, Open (v) (Purchased on 2/29/16 to be repurchased at $498,086,395, collateralized by U.S. Treasury Notes, 0.75% due at 2/15/19, par and fair value of USD 500,000,000 and $498,515,500, respectively)		498,125	498,125,000
Citigroup Global Markets, Inc., 0.00%, Open (v) (Purchased on 2/02/16 to be repurchased at $1,968,750, collateralized by Ecopetrol SA, 5.38% due at 6/26/26, par and fair value of USD 2,500,000 and $2,275,000, respectively)		1,969	1,968,750
Citigroup Global Markets, Inc., 0.00%, Open (v) (Purchased on 3/28/16 to be repurchased at $20,886,625, collateralized by Mondelez International, Inc., 4.00% due at 2/01/24, par and fair value of USD 19,658,000 and $21,105,812, respectively)		20,887	20,886,625
Citigroup Global Markets, Inc., 0.05%, Open (v) (Purchased on 1/26/16 to be repurchased at $7,361,925, collateralized by Eaton Corp., 4.15% due at 11/02/42, par and fair value of USD 7,800,000 and $7,830,404, respectively)		7,361	7,361,250
Citigroup Global Markets, Inc., 0.10%, Open (v) (Purchased on 2/08/16 to be repurchased at $29,488,341, collateralized by Shell International Finance BV, 3.25% due at 5/11/25, par and fair value of USD 31,200,000 and $31,494,403, respectively)		29,484	29,484,000
Citigroup Global Markets, Inc., 0.10%, Open (v) (Purchased on 3/10/16 to be repurchased at $5,169,052, collateralized by BHP Billiton Finance USA Ltd., 5.00% due at 9/30/43, par and fair value of USD 5,000,000 and $5,086,530, respectively)		5,169	5,168,750

32	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(u)
Credit Suisse Securities (USA) LLC, 0.52%, Open (v) (Purchased on 3/23/16 to be repurchased at $4,354,440, collateralized by U.S. Treasury Bonds, 3.00% due at 11/15/45, par and fair value of USD 4,073,800 and $4,397,952, respectively)	USD	4,354	$4,353,874
Deutsche Bank Securities, Inc., 0.30%, Open (v) (Purchased on 3/29/16 to be repurchased at $11,534,572, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/45, par and fair value of USD 10,582,000 and $11,412,444, respectively)		11,534	11,534,380
Deutsche Bank Securities, Inc., 0.40%, 4/6/16 (Purchased on 3/04/16 to be repurchased at $42,475,524, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 67,399,000 and $43,268,406, respectively)		42,461	42,461,370
J.P. Morgan Securities LLC, 0.15%, 4/04/16 (Purchased on 3/23/16 to be repurchased at $1,278,582,866, collateralized by U.S. Treasury Notes, 0.75% due at 2/15/19, par and fair value of USD 1,286,565,300 and $1,282,745,488, respectively)		1,278,524	1,278,524,267
J.P. Morgan Securities PLC, (3.10)%, Open (v) (Purchased on 1/19/16 to be repurchased at EUR 814,409, collateralized by Repsol International Finance BV, 3.63% due at 10/07/21, par and fair value of EUR 800,000 and $997,854, respectively)	EUR	819	932,419
J.P. Morgan Securities PLC, (2.60)%, Open (v) (Purchased on 2/26/16 to be repurchased at EUR 521,888, collateralized by Areva SA, 4.63% due at 10/05/17, par and fair value of EUR 500,000 and $565,253, respectively)		523	595,190
J.P. Morgan Securities PLC, (2.60)%, Open (v) (Purchased on 2/26/16 to be repurchased at EUR 939,398, collateralized by Areva SA, 4.63% due at 10/05/17, par and fair value of EUR 900,000 and $1,017,455, respectively)		942	1,071,341
J.P. Morgan Securities PLC, (1.85)%, Open (v) (Purchased on 3/17/16 to be repurchased at EUR 542,748, collateralized by Thomas Cook Finance PLC, 6.75% due at 6/15/21, par and fair value of EUR 490,000 and $559,663, respectively)		543	617,943
J.P. Morgan Securities PLC, (1.70)%, Open (v) (Purchased on 1/15/16 to be repurchased at EUR 309,300, collateralized by Repsol International Finance BV, 3.63% due at 10/07/21, par and fair value of EUR 300,000 and $374,195, respectively)		310	353,170
J.P. Morgan Securities PLC, (1.70)%, Open (v) (Purchased on 1/15/16 to be repurchased at EUR 309,300, collateralized by Repsol International Finance BV, 3.63% due at 10/07/21, par and fair value of EUR 300,000 and $374,195, respectively)		310	353,170
J.P. Morgan Securities PLC, (1.60)%, Open (v) (Purchased on 1/18/16 to be repurchased at EUR 947,558, collateralized by Solvay SA, 1.63% due at 12/02/22, par and fair value of EUR 900,000 and $1,059,501, respectively)		951	1,081,690
J.P. Morgan Securities PLC, (1.40)%, Open (v) (Purchased on 1/25/16 to be repurchased at EUR 1,145,079, collateralized by Vodafone Group PLC, 1.88% due at 9/11/25, par and fair value of EUR 1,100,000 and $1,288,820, respectively)		1,148	1,306,290

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(u)
J.P. Morgan Securities PLC, (1.40)%, Open (v) (Purchased on 1/25/16 to be repurchased at EUR 728,687, collateralized by Vodafone Group PLC, 1.88% due at 9/11/25, par and fair value of EUR 700,000 and $820,158, respectively)	EUR	731	$831,275
J.P. Morgan Securities PLC, (1.40)%, Open (v) (Purchased on 1/26/16 to be repurchased at EUR 729,348, collateralized by Vodafone Group PLC, 1.88% due at 9/11/25, par and fair value of EUR 700,000 and $820,158, respectively)		731	831,997
J.P. Morgan Securities PLC, (1.40)%, Open (v) (Purchased on 1/26/16 to be repurchased at EUR 937,733, collateralized by Vodafone Group PLC, 1.88% due at 9/11/25, par and fair value of EUR 900,000 and $1,054,490, respectively)		940	1,069,711
J.P. Morgan Securities PLC, (1.35)%, Open (v) (Purchased on 1/14/16 to be repurchased at EUR 349,001, collateralized by Gestamp Funding Luxembourg SA, 5.88% due at 5/31/20, par and fair value of EUR 320,000 and $376,873, respectively)		350	398,234
J.P. Morgan Securities PLC, (1.35)%, Open (v) (Purchased on 1/14/16 to be repurchased at EUR 516,590, collateralized by Gestamp Funding Luxembourg SA, 5.88% due at 5/31/20, par and fair value of EUR 480,000 and $565,310, respectively)		518	589,465
J.P. Morgan Securities PLC, (1.35)%, Open (v) (Purchased on 1/18/16 to be repurchased at EUR 211,221, collateralized by Lock AS, 7.00% due at 8/15/21, par and fair value of EUR 193,000 and $231,694, respectively)		212	241,000
J.P. Morgan Securities PLC, (1.30)%, Open (v) (Purchased on 1/21/16 to be repurchased at EUR 835,862, collateralized by Solvay SA, 1.63% due at 12/02/22, par and fair value of EUR 800,000 and $941,778, respectively)		838	953,436
J.P. Morgan Securities PLC, (1.20)%, Open (v) (Purchased on 1/18/16 to be repurchased at EUR 140,393, collateralized by Rexel SA, 3.25% due at 6/15/22, par and fair value of EUR 144,000 and $164,678, respectively)		141	160,138
J.P. Morgan Securities PLC, (1.05)%, Open (v) (Purchased on 2/16/16 to be repurchased at EUR 423,241, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 400,000 and $469,821, respectively)		424	482,226
J.P. Morgan Securities PLC, (0.75)%, Open (v) (Purchased on 1/14/16 to be repurchased at $505,253, collateralized by Societe Generale SA, 6.00% (q), par and fair value of USD 500,000 and $439,165, respectively)	USD	506	506,013
J.P. Morgan Securities PLC, (0.75)%, Open (v) (Purchased on 2/12/16 to be repurchased at $1,810,301, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (q), par and fair value of USD 1,700,000 and $1,766,055, respectively)		1,812	1,811,924
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.20%, 4/4/16 (Purchased on 3/23/16 to be repurchased at $1,008,564,931, collateralized by U.S. Treasury Notes, 1.00% due at 3/15/19, par and fair value of USD 1,008,503,300 and $1,012,442,514, respectively)		1,008,503	1,008,503,300

BLACKROCK FUNDS II	MARCH 31, 2016	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(u)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.40%, 4/1/16 (Purchased on 3/31/16 to be repurchased at $111,021,616, collateralized by U.S. Treasury Notes, 2.25% due at 11/15/25, par and fair value of USD 106,239,600 and $110,568,014, respectively)	USD	111,020	$111,020,382
RBC Capital Markets, LLC, (0.25)%, Open (v) (Purchased on 3/15/16 to be repurchased at $25,376,380, collateralized by International Business Machines Corp., 4.00% due at 6/20/42, par and fair value of USD 24,640,000 and $25,064,621, respectively)		25,379	25,379,200
RBC Capital Markets, LLC, 0.15%, Open (v) (Purchased on 1/22/16 to be repurchased at $11,966,590, collateralized by Praxair, Inc., 3.20% due at 1/30/26, par and fair value of USD 11,700,000 and $12,277,968, respectively)		11,963	11,963,250
RBC Capital Markets, LLC, 0.15%, Open (v) (Purchased on 1/27/16 to be repurchased at $10,825,431, collateralized by Exxon Mobil Corp., 3.57% due at 3/06/45, par and fair value of USD 11,700,000 and $11,376,203, respectively)		10,823	10,822,500
RBC Capital Markets, LLC, 0.15%, Open (v) (Purchased on 12/17/15 to be repurchased at $10,482,584, collateralized by Chevron Corp., 3.33% due at 11/17/25, par and fair value of USD 10,400,000 and $10,705,646, respectively)		10,478	10,478,000
RBC Capital Markets, LLC, 0.15%, Open (v) (Purchased on 12/17/15 to be repurchased at $10,534,607, collateralized by Caterpillar, Inc., 3.40% due at 5/15/24, par and fair value of USD 10,400,000 and $10,923,026, respectively)		10,530	10,530,000
RBC Capital Markets, LLC, 0.15%, Open (v) (Purchased on 12/17/15 to be repurchased at $5,137,377, collateralized by General Mills, Inc., 3.65% due at 2/15/24, par and fair value of USD 4,914,000 and $5,203,302, respectively)		5,135	5,135,130
RBC Capital Markets, LLC, 0.15%, Open (v) (Purchased on 2/26/16 to be repurchased at $9,626,283, collateralized by BHP Billiton Finance USA Ltd., 5.00% due at 9/30/43, par and fair value of USD 10,000,000 and $10,173,060, respectively)		9,625	9,625,000

			3,204,075,235

Money Market Funds		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (o)(w)		4,274,634,584	4,274,634,584

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (o)(w)(x)	USD	102,378	102,378,401

Total Money Market Funds — 14.7%			4,377,012,985
Total Short-Term Securities (Cost — $7,580,338,301) — 25.4%			7,581,088,220

Options Purchased			Value
(Cost — $133,640,255) — 0.3%			$87,405,337
Total Investments Before Options Written, TBA Sale Commitments and Borrowed Bonds (Cost — $39,746,095,823*) — 132.9%			39,651,538,470

Options Written
(Premiums Received — $163,591,320) — (0.5)%			(138,327,175)

TBA Sale Commitments (s)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/31	USD	2,063,840	(2,118,660,750)
3.00%, 4/01/31-4/01/46		3,010,780	(3,098,698,454)
3.50%, 4/01/31-4/01/46		1,346,684	(1,415,745,621)
4.00%, 4/01/46		404,800	(432,503,500)
4.50%, 4/01/46		6,000	(6,528,750)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/31-4/01/46		86,546	(89,609,714)
3.50%, 4/01/31-4/01/46		74,200	(77,709,918)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/46		2,500	(2,585,156)
3.50%, 4/15/46		40	(42,275)
4.00%, 4/15/46		1,167,500	(1,247,993,638)
4.50%, 4/15/46		180,900	(194,213,119)
Total TBA Sale Commitments (Proceeds — $8,647,294,364) — (29.1)%			(8,684,290,895)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.7)%
Bank of Communications Co. Ltd., 5.00% (b)(q)		1,700	(1,703,315)
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		15,000	(15,259,590)
Caterpillar, Inc., 3.40%, 5/15/24		10,400	(10,923,026)
Chevron Corp., 3.33%, 11/17/25		10,400	(10,705,646)
ConocoPhillips Co., 4.30%, 11/15/44		22,966	(19,859,596)
Eaton Corp., 4.15%, 11/02/42		7,800	(7,830,404)
Ecopetrol SA, 5.38%, 6/26/26		2,500	(2,275,000)
Exxon Mobil Corp., 3.57%, 3/06/45		11,700	(11,376,203)
General Mills, Inc., 3.65%, 2/15/24		4,914	(5,203,302)
Gestamp Funding Luxembourg SA, 5.88%, 5/31/20	EUR	800	(942,183)
Grupo Antolin Dutch BV, 5.13%, 6/30/22		513	(611,530)
HSBC Holdings PLC, 5.63% (b)(q)	USD	1,700	(1,633,020)
International Business Machines Corp., 4.00%, 6/20/42		24,640	(25,064,621)
Lock AS, 7.00%, 8/15/21	EUR	193	(231,694)
Mondelez International, Inc., 4.00%, 2/01/24	USD	19,658	(21,105,812)

34	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Borrowed Bonds		Par (000)	Value
Praxair, Inc., 3.20%, 1/30/26	USD	11,700	$(12,277,968)
Repsol International Finance BV, 3.63%, 10/07/21	EUR	1,400	(1,746,244)
Rexel SA, 3.25%, 6/15/22		1,700	(1,944,106)
SABMiller Holdings, Inc., 1.88%, 1/20/20		1,885	(2,272,356)
Shell International Finance BV, 3.25%, 5/11/25	USD	31,200	(31,494,403)
Societe Generale SA, 6.00% (b)(q)		1,700	(1,493,161)
Solvay SA, 1.63%, 12/02/22	EUR	1,700	(2,001,279)
Syngenta Finance NV, 1.88%, 11/02/21		400	(469,821)
Thomas Cook Finance PLC, 6.75%, 6/15/21		490	(559,663)
T-Mobile USA, Inc., 6.84%, 4/28/23	USD	1,250	(1,318,750)
Total Capital International SA, 1.38%, 3/19/25	EUR	1,000	(1,187,144)
Vodafone Group PLC, 1.88%, 9/11/25		3,400	(3,983,626)
Wendel SA, 1.88%, 4/10/20		1,700	(1,984,846)

			(197,458,309)

Borrowed Bonds		Par (000)	Value
Foreign Agency Obligations — (0.0)%
Areva SA, 4.63%, 10/05/17	EUR	1,400	$(1,582,708)
Ecopetrol SA, 5.88%, 5/28/45	USD	3,700	(2,912,640)
Industrial & Commercial Bank of China Ltd., 6.00% (b)(q)		1,700	(1,766,055)

			(6,261,403)
U.S. Treasury Obligations — (10.1)%
U.S. Treasury Bonds,
3.00%, 5/15/45-11/15/45		14,656	(15,810,396)
U.S. Treasury Notes,
0.75%, 2/15/19		1,786,565	(1,781,260,988)
1.00%, 3/15/19		1,008,503	(1,012,442,514)
2.00%, 11/30/22		49,338	(50,835,507)
2.25%, 11/15/25		106,240	(110,568,014)
U.S. Treasury Strips,
0.00%, 2/15/36 (j)		67,399	(43,268,406)

			(3,014,185,825)
Total Borrowed Bonds (Proceeds — $3,197,908,015) — (10.8)%			(3,217,905,537)
Total Investments Net of Options Written, TBA Sale Commitments and Borrowed Bonds — 92.5%			27,611,014,863
Other Assets Less Liabilities — 7.5%			2,223,569,719

Net Assets — 100.0%			$29,834,584,582

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$39,787,832,482

Gross unrealized appreciation	$583,088,917
Gross unrealized depreciation	(719,382,929)

Net unrealized depreciation	$(136,294,012)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Amount is less than $500.

(e)	Non-income producing security.

(f)	Security, or a portion of security, is on loan.

(g)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(h)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $17,341 and an original cost of $17,341 which was less than 0.1% of its net assets.

(i)	Convertible security.

(j)	Zero-coupon bond.

(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(l)	Issuer filed for bankruptcy and/or is in default of interest payments.

(m)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(n)	U.S. dollar denominated security issued by foreign domiciled entity.

BLACKROCK FUNDS II	MARCH 31, 2016	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

(o)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	367,663,834	3,906,970,750	[1]	—	4,274,634,584	$4,274,634,584	$2,540,437
BlackRock Liquidity Series, LLC, Money Market Series	$113,653,917	—		$(11,275,516)[2]	$ 102,378,401	102,378,401	153,935	[3]
iShares iBoxx $ High Yield Corporate Bond ETF	1,181,892	3,859,281		—	5,041,173	411,813,422	957,037
iShares JPMorgan USD Emerging Markets Bond Fund	—	1,106,180		—	1,106,180	122,066,963	304,100
Total						$4,910,893,370	$3,955,509

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(p)	All or a portion of security is held by a wholly owned subsidiary.
(q)	Perpetual security with no stated maturity date.
(r)	When-issued security.
(s)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(44,788,427)	$(112,696)
BNP Paribas Securities Corp.	$2,308,884	$7,072
Citigroup Global Markets, Inc.	$(93,323,298)	$(472,606)
Credit Suisse Securities (USA) LLC	$(641,199,522)	$(3,805,556)
Deutsche Bank Securities, Inc.	$(625,028,677)	$(3,984,398)
Goldman Sachs & Co.	$(1,676,599,088)	$(8,218,548)
J.P. Morgan Securities LLC	$(754,547,558)	$(4,196,778)
Jefferies LLC	$262,119,150	$1,103,525
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(318,254,214)	$(1,810,725)
Morgan Stanley & Co. LLC	$(226,169,814)	$(795,616)
Nomura Securities International, Inc.	$(95,063,381)	$22,423
RBC Capital Markets, LLC	$(43,499,668)	$35,874
Wells Fargo Securities, LLC	$27,349,292	$44,823

(t)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.
(u)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(v)	The amount to be repurchased assumes the maturity will be the day after the period end.
(w)	Current yield as of period end.
(x)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	(1.00%)	11/23/15	Open	$943,313	$939,932	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	0.52%	3/04/16	4/06/16	41,238,050	41,252,942	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	0.00%	3/23/16	4/04/16	1,076,625,000	1,076,625,000	U.S. Treasury Obligations	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	3/30/16	4/04/16	896,196,250	896,196,250	U.S. Treasury Obligations	Up to 30 Days
Total				$2,015,002,613	$2,015,014,124

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

36	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
225	Hang Seng China Enterprises Index	April 2016	USD	13,055,038	$164,775
418	CBOE Volatility Index Futures	May 2016	USD	7,367,250	(615,321)
336	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 161	May 2016	USD	53,527	(283,264)
4,882	Australian Government Bonds (3 Year)	June 2016	USD	418,998,980	360,053
35	DAX Index Futures	June 2016	USD	9,956,646	(43,370)
2,556	Euro Dollar (1 Year) Mid-Curve	June 2016	USD	—	(324,006)
1,220	Euro STOXX 50 Index	June 2016	USD	40,689,341	(848,205)
(1,933)	Euro-Bobl	June 2016	USD	288,363,014	502,792
(9,058)	Euro-BTP Italian Government Bond Futures	June 2016	USD	1,449,387,194	(20,889,076)
(5,261)	Euro-Bund	June 2016	USD	977,715,911	(3,872,675)
(168)	Euro-Buxl	June 2016	USD	32,219,388	(824,897)
(352)	Euro-Schatz	June 2016	USD	44,774,547	76,670
137	FTSE/MIB Index Futures	June 2016	USD	13,793,380	(435,935)
947	Korea Treasury Bond (10 Year)	June 2016	USD	107,071,616	857,087
(113)	Long Gilt British	June 2016	USD	19,673,483	89,254
175	Nikkei 225 Index	June 2016	USD	26,060,687	286,050
(704)	S&P 500 E-Mini Index	June 2016	USD	72,212,800	(572,863)
(1,864)	U.S. Treasury Bonds (30 Year)	June 2016	USD	306,511,500	1,658,219
(12,090)	U.S. Treasury Notes (10 Year)	June 2016	USD	1,576,422,656	(2,177,628)
(2,921)	U.S. Treasury Notes (2 Year)	June 2016	USD	638,968,750	(1,794,744)
(14,678)	U.S. Treasury Notes (5 Year)	June 2016	USD	1,778,446,117	(583,049)
753	U.S. Ultra Treasury Bonds	June 2016	USD	129,916,031	(823,179)
(1,720)	WTI Light Sweet Crude Oil Futures[1]	June 2016	USD	68,370,000	1,165,555
486	WTI Light Sweet Crude Oil Futures[1]	September 2016	USD	20,363,400	(893,273)
(39)	Euro Dollar Futures	December 2016	USD	9,669,562	(36,645)
Total					$(29,857,675)

[1]	All or a portion of security is held by a wholly owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	30,849,000	USD	34,934,645	Morgan Stanley & Co. International PLC	4/01/16	$169,544
MXN	267,409,909	USD	14,721,000	Deutsche Bank AG	4/01/16	755,240
RUB	1,473,631,350	USD	19,301,000	Deutsche Bank AG	4/01/16	2,626,325
USD	2,272,530	ARS	32,610,808	BNP Paribas S.A.	4/01/16	49,824
USD	3,280,019	ARS	47,068,266	BNP Paribas S.A.	4/01/16	71,912
USD	14,721,000	MXN	264,599,140	Citibank N.A.	4/01/16	(592,568)
USD	19,316,800	RUB	1,371,685,968	Deutsche Bank AG	4/01/16	(1,093,599)
USD	14,900,000	ZAR	239,757,390	JPMorgan Chase Bank N.A.	4/01/16	(1,336,402)
ZAR	233,922,550	USD	14,900,000	Bank of America N.A.	4/01/16	941,266
BRL	29,281,027	USD	7,837,534	BNP Paribas S.A.	4/04/16	296,936
EUR	17,603,000	USD	19,641,882	Bank of America N.A.	4/04/16	390,984
EUR	30,849,000	USD	35,115,418	HSBC Bank PLC	4/04/16	(8,112)
MXN	527,470,490	USD	29,344,000	Goldman Sachs International	4/04/16	1,174,725

BLACKROCK FUNDS II	MARCH 31, 2016	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	225,295,447	EUR	2,667,797	BNP Paribas S.A.	4/04/16	$313,269
RUB	784,027,890	EUR	9,337,000	Deutsche Bank AG	4/04/16	1,029,782
USD	7,837,534	BRL	31,530,399	BNP Paribas S.A.	4/04/16	(921,827)
USD	19,102,513	EUR	17,603,000	Bank of America N.A.	4/04/16	(930,354)
USD	20,347,527	EUR	18,641,049	BNP Paribas S.A.	4/04/16	(866,678)
USD	3,893,215	EUR	3,534,248	State Street Bank and Trust Co.	4/04/16	(128,890)
USD	15,917,999	MXN	279,217,621	Goldman Sachs International	4/04/16	(237,153)
USD	17,606,400	MXN	306,624,964	Goldman Sachs International	4/04/16	(134,504)
AUD	20,208,008	USD	15,430,000	Bank of America N.A.	4/05/16	56,857
CAD	20,143,129	USD	15,430,000	Bank of America N.A.	4/05/16	79,735
EUR	13,653,143	USD	15,430,000	Bank of America N.A.	4/05/16	108,243
EUR	26,500,000	USD	29,931,615	HSBC Bank PLC	4/05/16	227,260
GBP	10,721,431	USD	15,429,999	Bank of America N.A.	4/05/16	(31,162)
GBP	272,500,000	USD	385,748,439	Standard Chartered Bank	4/05/16	5,634,319
MXN	304,281,579	USD	17,497,000	BNP Paribas S.A.	4/05/16	106,701
SEK	1,025,800	USD	123,125	Royal Bank of Scotland PLC	4/05/16	3,254
USD	15,429,998	AUD	20,069,819	Bank of America N.A.	4/05/16	49,045
USD	15,430,000	CAD	19,956,272	Goldman Sachs International	4/05/16	64,141
USD	222,337	CAD	299,000	HSBC Bank PLC	4/05/16	(7,886)
USD	97,819,050	CAD	129,356,000	JPMorgan Chase Bank N.A.	4/05/16	(1,782,025)
USD	247,637,897	CAD	335,117,000	State Street Bank and Trust Co.	4/05/16	(10,394,305)
USD	220,525,484	CAD	298,715,000	Westpac Banking Corp.	4/05/16	(9,478,035)
USD	8,025,293	CNY	52,735,000	HSBC Bank PLC	4/05/16	(126,747)
USD	15,430,002	EUR	13,588,366	Bank of America N.A.	4/05/16	(34,520)
USD	39,258,316	EUR	35,309,000	Bank of America N.A.	4/05/16	(925,824)
USD	35,764,617	EUR	31,966,000	Citibank N.A.	4/05/16	(614,952)
USD	16,749,437	EUR	15,408,000	Commonwealth Bank of Australia	4/05/16	(785,957)
USD	27,911,019	EUR	24,886,000	HSBC Bank PLC	4/05/16	(411,010)
USD	87,956,808	EUR	79,413,000	HSBC Bank PLC	4/05/16	(2,420,804)
USD	8,322,783	EUR	7,590,000	Morgan Stanley & Co. International PLC	4/05/16	(315,174)
USD	2,900,026,078	EUR	2,661,204,000	Morgan Stanley & Co. International PLC	4/05/16	(128,612,336)
USD	17,185,973	EUR	15,595,000	Royal Bank of Scotland PLC	4/05/16	(562,241)
USD	117,072,393	EUR	106,753,000	Royal Bank of Scotland PLC	4/05/16	(4,420,073)
USD	11,223,787	EUR	10,116,000	Standard Chartered Bank	4/05/16	(288,937)
USD	58,722,363	EUR	52,200,000	Standard Chartered Bank	4/05/16	(684,929)
USD	15,430,000	GBP	10,682,706	Bank of America N.A.	4/05/16	86,782
USD	24,062,853	GBP	17,267,000	Citibank N.A.	4/05/16	(737,170)
USD	769,410,441	GBP	555,266,000	Royal Bank of Scotland PLC	4/05/16	(28,099,791)
USD	17,497,000	MXN	303,747,570	Goldman Sachs International	4/05/16	(75,807)
USD	59,998,354	MXN	1,090,020,000	State Street Bank and Trust Co.	4/05/16	(3,062,926)
USD	27,128,931	NZD	41,228,000	Standard Chartered Bank	4/05/16	(1,360,301)
USD	4,265,305	SEK	36,448,349	Bank of America N.A.	4/05/16	(225,167)
USD	16,019,658	ZAR	251,126,000	HSBC Bank PLC	4/05/16	(973,242)
USD	4,031,834	ZAR	63,586,000	Morgan Stanley & Co. International PLC	4/05/16	(270,828)
USD	17,003,931	ZAR	274,496,036	State Street Bank and Trust Co.	4/05/16	(1,570,345)
MXN	762,923,855	USD	44,196,396	Citibank N.A.	4/06/16	(62,770)

38	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	335,349,328	USD	18,634,551	State Street Bank and Trust Co.	4/06/16	$764,739
TWD	382,496,125	USD	11,495,000	Bank of America N.A.	4/06/16	390,406
USD	60,173,088	MXN	1,098,273,184	Bank of America N.A.	4/06/16	(3,359,828)
USD	11,495,000	TWD	383,358,250	JPMorgan Chase Bank N.A.	4/06/16	(417,195)
RUB	1,090,773,320	USD	15,041,000	Deutsche Bank AG	4/07/16	1,160,188
USD	368,519	EUR	336,000	State Street Bank and Trust Co.	4/07/16	(13,895)
USD	15,041,000	RUB	1,077,838,060	Deutsche Bank AG	4/07/16	(968,061)
USD	1,121,248	ARS	16,314,158	BNP Paribas S.A.	4/08/16	18,070
USD	1,121,248	ARS	16,314,158	BNP Paribas S.A.	4/08/16	18,070
CAD	30,784,275	USD	23,673,000	Citibank N.A.	4/11/16	30,364
HKD	501,897,013	USD	64,615,000	HSBC Bank PLC	4/11/16	89,741
USD	5,226,819	ARS	82,061,058	BNP Paribas S.A.	4/11/16	(303,523)
USD	23,673,002	CAD	31,666,851	UBS AG	4/11/16	(709,931)
USD	28,723,980	CNH	188,888,888	Standard Chartered Bank	4/11/16	(483,310)
USD	64,615,000	HKD	503,299,158	HSBC Bank PLC	4/11/16	(270,506)
USD	34,339,548	JPY	3,906,824,093	Bank of America N.A.	4/11/16	(385,584)
USD	16,948,000	ZAR	262,223,456	Bank of America N.A.	4/11/16	(774,905)
USD	31,344,000	ZAR	484,818,084	Bank of America N.A.	4/11/16	(1,423,415)
ZAR	746,559,067	USD	48,292,000	BNP Paribas S.A.	4/11/16	2,165,711
INR	1,082,540,080	USD	15,901,000	JPMorgan Chase Bank N.A.	4/12/16	408,824
USD	3,676,169	INR	250,586,033	Bank of America N.A.	4/12/16	(99,224)
USD	7,043,070	INR	479,985,223	Bank of America N.A.	4/12/16	(188,509)
USD	8,380,213	INR	571,237,241	Bank of America N.A.	4/12/16	(226,192)
USD	16,055,420	INR	1,094,176,841	Bank of America N.A.	4/12/16	(429,727)
USD	7,003,149	INR	476,984,469	Citibank N.A.	4/12/16	(183,220)
USD	7,072,189	INR	481,333,163	Citibank N.A.	4/12/16	(179,699)
USD	15,964,415	INR	1,087,336,306	Citibank N.A.	4/12/16	(417,670)
USD	16,121,799	INR	1,097,249,613	Citibank N.A.	4/12/16	(409,643)
USD	15,901,000	INR	1,071,409,380	JPMorgan Chase Bank N.A.	4/12/16	(241,126)
USD	8,418,983	THB	299,989,411	The Bank of New York Mellon	4/12/16	(105,914)
TRY	50,819,613	USD	17,840,000	BNP Paribas S.A.	4/13/16	126,618
CLP	9,613,614,816	USD	14,083,200	BNP Paribas S.A.	4/14/16	249,549
CLP	6,356,874,816	USD	9,388,800	Credit Suisse International	4/14/16	88,539
EUR	17,522,000	USD	19,365,456	Goldman Sachs International	4/14/16	581,132
EUR	647,567	USD	703,748	HSBC Bank PLC	4/14/16	33,425
EUR	2,590,266	USD	2,814,993	HSBC Bank PLC	4/14/16	133,699
EUR	665,715	USD	748,709	State Street Bank and Trust Co.	4/14/16	9,124
EUR	2,662,861	USD	2,994,835	State Street Bank and Trust Co.	4/14/16	36,496
USD	7,041,600	CLP	4,815,257,328	Credit Suisse International	4/14/16	(137,372)
USD	16,430,400	CLP	11,242,994,112	Credit Suisse International	4/14/16	(331,558)
USD	9,657	EUR	8,577	State Street Bank and Trust Co.	4/14/16	(107)
USD	23,992	EUR	21,309	State Street Bank and Trust Co.	4/14/16	(266)
USD	1,421,706	EUR	1,304,705	State Street Bank and Trust Co.	4/14/16	(63,536)
USD	5,700,989	EUR	5,231,818	State Street Bank and Trust Co.	4/14/16	(254,776)
USD	19,004,450	EUR	17,522,000	UBS AG	4/14/16	(942,138)
PLN	216,288,609	USD	52,698,694	JPMorgan Chase Bank N.A.	4/15/16	5,254,830
PLN	218,182,150	USD	52,891,964	Royal Bank of Canada	4/15/16	5,568,926
RUB	799,752,810	USD	11,057,000	Deutsche Bank AG	4/15/16	793,165

BLACKROCK FUNDS II	MARCH 31, 2016	39

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	2,221,530,395	USD	30,947,000	JPMorgan Chase Bank N.A.	4/15/16	$1,970,048
USD	26,548,083	EUR	24,343,185	State Street Bank and Trust Co.	4/15/16	(1,164,384)
USD	115,336,266	PLN	462,112,050	HSBC Bank PLC	4/15/16	(8,484,503)
USD	13,950,000	RUB	957,249,000	Deutsche Bank AG	4/15/16	(233,831)
USD	39,951,280	RUB	2,735,264,385	Deutsche Bank AG	4/15/16	(577,910)
EUR	12,485,000	PLN	53,687,229	State Street Bank and Trust Co.	4/18/16	(170,264)
JPY	410,913,595	USD	3,613,950	Deutsche Bank AG	4/18/16	39,168
JPY	1,060,626,723	USD	9,328,122	Deutsche Bank AG	4/18/16	101,097
JPY	3,293,504,672	USD	29,249,000	HSBC Bank PLC	4/18/16	31,024
JPY	2,094,692,609	USD	18,549,043	Morgan Stanley & Co. International PLC	4/18/16	73,262
JPY	2,119,800,784	USD	18,770,885	Morgan Stanley & Co. International PLC	4/18/16	74,638
JPY	3,321,037,341	USD	29,249,000	Morgan Stanley & Co. International PLC	4/18/16	275,796
RUB	1,251,410,260	USD	18,118,000	JPMorgan Chase Bank N.A.	4/18/16	407,826
USD	32,713,000	JPY	3,718,568,165	Deutsche Bank AG	4/18/16	(345,938)
USD	29,249,000	KRW	35,022,752,600	HSBC Bank PLC	4/18/16	(1,361,548)
USD	17,549,000	KRW	20,986,849,100	JPMorgan Chase Bank N.A.	4/18/16	(793,903)
USD	29,249,000	KRW	34,711,250,750	JPMorgan Chase Bank N.A.	4/18/16	(1,089,290)
USD	15,800	RUB	1,088,146	Deutsche Bank AG	4/18/16	(309)
USD	9,051,100	RUB	626,517,142	Deutsche Bank AG	4/18/16	(223,834)
EUR	17,845,920	RUB	1,619,517,240	Deutsche Bank AG	4/21/16	(3,634,184)
EUR	18,506,880	USD	21,022,860	Citibank N.A.	4/21/16	49,255
INR	517,722,226	USD	7,457,825	Bank of America N.A.	4/21/16	329,023
INR	1,613,932,660	USD	23,248,814	Bank of America N.A.	4/21/16	1,025,687
INR	518,734,767	USD	7,656,602	Citibank N.A.	4/21/16	145,476
MXN	163,379,430	USD	9,044,303	JPMorgan Chase Bank N.A.	4/21/16	393,864
USD	10,010,605	EUR	9,250,000	State Street Bank and Trust Co.	4/21/16	(521,536)
USD	10,040,026	EUR	9,256,880	State Street Bank and Trust Co.	4/21/16	(499,948)
USD	45,085,521	INR	3,054,994,909	JPMorgan Chase Bank N.A.	4/21/16	(863,408)
USD	17,998,632	MXN	325,060,319	Morgan Stanley & Co. International PLC	4/21/16	(779,580)
USD	13,536,241	MXN	244,474,535	State Street Bank and Trust Co.	4/21/16	(586,660)
COP	36,315,023,479	USD	11,664,667	Credit Suisse International	4/22/16	430,908
MXN	859,025,109	USD	49,576,398	Citibank N.A.	4/22/16	43,549
USD	11,664,667	COP	35,741,938,406	Credit Suisse International	4/22/16	(240,028)
USD	16,027,142	MXN	287,818,040	Barclays Bank PLC	4/22/16	(598,118)
USD	17,603,000	MXN	311,309,055	Goldman Sachs International	4/22/16	(379,174)
RUB	1,017,552,000	USD	14,964,000	Deutsche Bank AG	4/25/16	68,253
USD	14,964,000	RUB	1,048,677,120	JPMorgan Chase Bank N.A.	4/25/16	(528,063)
USD	14,689,000	ZAR	225,590,724	BNP Paribas S.A.	4/25/16	(516,169)
MXN	756,764,715	USD	43,524,000	BNP Paribas S.A.	4/28/16	165,020
USD	21,020,379	MXN	388,618,092	Citibank N.A.	4/28/16	(1,415,054)
USD	17,658,511	MXN	317,231,117	JPMorgan Chase Bank N.A.	4/28/16	(655,658)
USD	4,180,399	MXN	72,291,606	State Street Bank and Trust Co.	4/28/16	6,910
BRL	23,024,512	USD	6,272,000	Goldman Sachs International	4/29/16	80,543
INR	419,910,400	USD	6,272,000	JPMorgan Chase Bank N.A.	4/29/16	34,153
RUB	436,405,760	USD	6,272,000	Deutsche Bank AG	4/29/16	167,299
TRY	18,095,310	USD	6,272,000	Barclays Bank PLC	4/29/16	95,558

40	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	737,903,500	USD	22,810,000	JPMorgan Chase Bank N.A.	4/29/16	$124,538
USD	6,272,000	DKK	41,674,053	Royal Bank of Scotland PLC	4/29/16	(97,042)
USD	6,272,000	EUR	5,590,810	Standard Chartered Bank	4/29/16	(95,259)
USD	6,272,000	GBP	4,392,547	Morgan Stanley & Co. International PLC	4/29/16	(37,344)
USD	6,272,000	SEK	51,771,846	Barclays Bank PLC	4/29/16	(111,744)
USD	22,810,000	TWD	732,543,150	Deutsche Bank AG	4/29/16	42,065
ZAR	97,291,264	USD	6,272,000	BNP Paribas S.A.	4/29/16	280,447
BRL	33,772,505	USD	9,226,200	Deutsche Bank AG	5/02/16	83,890
USD	17,339,000	COP	52,519,831,000	Credit Suisse International	5/02/16	(144,173)
USD	6,272,000	JPY	710,460,800	Deutsche Bank AG	5/02/16	(46,805)
USD	2,262,000	ARS	38,001,600	BNP Paribas S.A.	5/03/16	(238,434)
RUB	928,845,160	EUR	12,013,000	Deutsche Bank AG	5/04/16	4,076
USD	590,036,872	CAD	763,159,000	Westpac Banking Corp.	5/04/16	2,401,049
USD	2,960,147	CNY	19,312,000	BNP Paribas S.A.	5/04/16	(21,618)
USD	3,282,989,826	EUR	2,879,361,000	Morgan Stanley & Co. International PLC	5/04/16	3,211,141
USD	430,009,804	GBP	299,053,000	Royal Bank of Scotland PLC	5/04/16	451,779
USD	56,842,042	MXN	984,016,000	JPMorgan Chase Bank N.A.	5/04/16	65,949
USD	34,745,184	MXN	638,377,669	Morgan Stanley & Co. International PLC	5/04/16	(2,088,151)
USD	28,353,907	NZD	40,949,000	Westpac Banking Corp.	5/04/16	101,468
USD	39,820,806	ZAR	589,208,030	JPMorgan Chase Bank N.A.	5/04/16	180,668
USD	1,633,580	ARS	25,630,870	BNP Paribas S.A.	5/09/16	(43,394)
USD	1,034,932	JPY	116,359,000	Barclays Bank PLC	5/09/16	(143)
USD	1,035,798	JPY	116,359,000	Royal Bank of Scotland PLC	5/09/16	723
USD	431,000	ARS	6,628,780	BNP Paribas S.A.	5/11/16	(1,895)
INR	13,398,210,000	USD	194,571,740	HSBC Bank PLC	5/13/16	6,103,157
MXN	1,073,155,000	USD	55,903,681	HSBC Bank PLC	5/13/16	5,961,614
USD	26,263,816	MXN	507,700,000	Citibank N.A.	5/13/16	(3,004,100)
USD	29,375,030	MXN	565,455,000	Citibank N.A.	5/13/16	(3,222,349)
USD	79,853,532	SGD	111,220,000	Goldman Sachs International	5/13/16	(2,645,752)
USD	21,455,068	ZAR	347,025,000	BNP Paribas S.A.	5/13/16	(1,846,103)
USD	13,732,379	ZAR	214,525,000	Citibank N.A.	5/13/16	(672,012)
USD	21,651,161	ZAR	347,030,000	Citibank N.A.	5/13/16	(1,650,346)
USD	9,143,741	ZAR	143,020,000	Deutsche Bank AG	5/13/16	(459,410)
ZAR	525,800,000	USD	32,831,782	Deutsche Bank AG	5/13/16	2,473,329
ZAR	525,800,000	USD	32,874,623	Royal Bank of Scotland PLC	5/13/16	2,430,488
TWD	171,592,300	USD	5,170,000	Deutsche Bank AG	5/16/16	164,144
USD	5,170,000	TWD	171,592,300	JPMorgan Chase Bank N.A.	5/16/16	(164,144)
USD	3,895,295	RUB	318,319,600	Morgan Stanley & Co. International PLC	5/20/16	(776,932)
CNH	64,484,950	USD	9,567,500	Citibank N.A.	5/23/16	386,056
CNH	77,410,643	USD	11,481,000	Citibank N.A.	5/23/16	467,698
CNH	116,219,293	USD	17,221,500	HSBC Bank PLC	5/23/16	717,496
CNY	257,710,180	USD	38,270,000	Standard Chartered Bank	5/23/16	1,488,279
USD	38,270,000	CNH	258,284,230	Standard Chartered Bank	5/23/16	(1,597,389)
USD	9,567,500	CNY	64,427,545	Bank of America N.A.	5/23/16	(372,070)
USD	11,481,000	CNY	77,295,833	Bank of America N.A.	5/23/16	(443,827)
USD	17,221,500	CNY	116,072,910	HSBC Bank PLC	5/23/16	(685,666)

BLACKROCK FUNDS II	MARCH 31, 2016	41

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	32,430,502	MXN	566,130,417	Citibank N.A.	5/23/16	$(174,236)
CNH	304,934,789	USD	44,969,000	BNP Paribas S.A.	5/25/16	2,094,521
USD	44,969,000	CNH	304,934,789	JPMorgan Chase Bank N.A.	5/25/16	(2,094,521)
USD	2,255,742	ARS	36,610,695	BNP Paribas S.A.	5/26/16	(102,030)
USD	14,279,844	MXN	248,025,220	Bank of America N.A.	5/26/16	(348)
USD	43,951,293	MXN	762,923,855	Citibank N.A.	6/06/16	67,851
USD	38,370,691	MXN	668,681,734	JPMorgan Chase Bank N.A.	6/06/16	(91,936)
AUD	11,420,000	USD	8,664,434	JPMorgan Chase Bank N.A.	6/15/16	58,305
AUD	5,080,000	USD	3,824,427	Northern Trust Corp.	6/15/16	55,740
CAD	15,348,349	USD	11,500,000	Commonwealth Bank of Australia	6/15/16	318,551
CHF	6,355,000	JPY	734,124,516	HSBC Bank PLC	6/15/16	94,607
CHF	14,720,000	JPY	1,699,500,544	Royal Bank of Scotland PLC	6/15/16	227,528
EUR	67,320,000	USD	76,119,136	Citibank N.A.	6/15/16	668,906
EUR	67,325,000	USD	76,400,414	Goldman Sachs International	6/15/16	393,331
EUR	67,325,000	USD	74,844,941	HSBC Bank PLC	6/15/16	1,948,805
EUR	104,710,000	USD	118,420,313	JPMorgan Chase Bank N.A.	6/15/16	1,016,347
JPY	2,432,805,270	CHF	21,075,000	JPMorgan Chase Bank N.A.	6/15/16	(329,435)
JPY	8,301,709,290	USD	74,805,000	Bank of America N.A.	6/15/16	(872,406)
JPY	8,385,452,900	USD	74,810,000	Bank of America N.A.	6/15/16	(131,610)
JPY	8,472,980,600	USD	74,810,000	Bank of America N.A.	6/15/16	647,886
MXN	295,868,722	USD	16,600,000	Deutsche Bank AG	6/15/16	405,774
MXN	259,401,701	USD	14,920,000	Goldman Sachs International	6/15/16	(10,256)
MXN	1,296,539,875	USD	74,621,000	JPMorgan Chase Bank N.A.	6/15/16	(99,217)
USD	3,759,500	ARS	58,648,200	BNP Paribas S.A.	6/15/16	28,309
USD	5,226,819	ARS	81,172,499	BNP Paribas S.A.	6/15/16	62,635
USD	12,223,943	AUD	16,500,000	Credit Suisse International	6/15/16	(378,964)
USD	11,500,000	CAD	15,197,564	State Street Bank and Trust Co.	6/15/16	(202,444)
USD	27,442,382	EUR	24,454,000	Citibank N.A.	6/15/16	(450,886)
USD	263,339,810	EUR	234,663,000	Citibank N.A.	6/15/16	(4,326,744)
USD	10,646,929	EUR	9,570,000	Goldman Sachs International	6/15/16	(269,018)
USD	37,404,678	EUR	33,670,000	Goldman Sachs International	6/15/16	(1,000,750)
USD	35,191,401	EUR	30,849,000	HSBC Bank PLC	6/15/16	3,725
USD	37,356,765	EUR	33,670,000	HSBC Bank PLC	6/15/16	(1,048,662)
USD	35,012,418	EUR	30,849,000	Morgan Stanley & Co. International PLC	6/15/16	(175,258)
USD	80,393,631	JPY	9,116,991,487	Royal Bank of Scotland PLC	6/15/16	(799,627)
USD	5,110,000	MXN	88,868,036	Citibank N.A.	6/15/16	2,094
USD	6,382,000	MXN	110,398,606	Citibank N.A.	6/15/16	36,572
USD	5,108,000	MXN	89,737,048	Goldman Sachs International	6/15/16	(49,855)
USD	1,590,771	ARS	24,497,873	BNP Paribas S.A.	6/16/16	33,046
USD	33,379,686	IDR	443,883,062,765	Deutsche Bank AG	6/16/16	328,080
USD	90,381,216	IDR	1,198,454,937,924	Deutsche Bank AG	6/16/16	1,144,065
USD	179,763,807	IDR	2,390,139,568,737	Deutsche Bank AG	6/16/16	1,793,622
USD	2,693,000	ARS	42,495,540	BNP Paribas S.A.	6/22/16	(562)
USD	4,216,995	EUR	3,695,583	Morgan Stanley & Co. International PLC	6/22/16	697
USD	25,194,666	EUR	22,175,297	Morgan Stanley & Co. International PLC	6/22/16	(105,174)
USD	10,200,000	SGD	14,117,086	JPMorgan Chase Bank N.A.	6/30/16	(267,087)

42	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	358,876,061	USD	19,889,970	HSBC Bank PLC	7/06/16	$700,577
USD	19,240,947	MXN	345,009,424	BNP Paribas S.A.	7/06/16	(554,000)
USD	19,398,603	MXN	347,836,341	BNP Paribas S.A.	7/06/16	(558,539)
USD	18,225,484	MXN	330,646,730	UBS AG	7/06/16	(745,402)
USD	18,093,328	MXN	328,194,870	State Street Bank and Trust Co.	7/08/16	(733,499)
MXN	347,623,902	USD	19,245,451	HSBC Bank PLC	7/20/16	674,435
USD	18,015,208	MXN	334,532,270	State Street Bank and Trust Co.	7/20/16	(1,154,489)
USD	19,422,299	MXN	356,930,886	State Street Bank and Trust Co.	7/20/16	(1,030,906)
USD	106,583,333	SAR	406,295,667	Citibank N.A.	11/23/16	(1,106,978)
HKD	506,756,750	USD	64,555,000	HSBC Bank PLC	2/03/17	772,117
USD	64,555,000	HKD	503,851,775	HSBC Bank PLC	2/03/17	(397,630)
HKD	236,508,850	USD	30,520,000	HSBC Bank PLC	2/27/17	(34,147)
USD	64,000,000	HKD	498,528,000	HSBC Bank PLC	2/27/17	(259,968)
USD	240,320,322	JPY	28,321,750,000	Bank of America N.A.	9/15/17	(17,339,450)
USD	242,211,152	JPY	28,321,750,000	Bank of America N.A.	9/15/17	(15,448,621)
HKD	513,863,246	USD	64,885,000	Goldman Sachs International	1/19/18	1,148,109
USD	64,885,000	HKD	507,562,913	Goldman Sachs International	1/19/18	(338,496)
Total						$(236,686,322)

Interest Indexed Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
10Y-2Y CMS Index Cap[1]	1.30%	Bank of America N.A.	10/20/16	USD	780,400	$136,851	$563,003	$(426,152)

[1]	Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Nikkei 225 Index	Call	4/08/16	JPY	17,500.00	333	$42,903
Alibaba Group Holding Ltd.	Call	4/15/16	USD	80.00	1,887	228,327
BorgWarner, Inc.	Call	4/15/16	USD	37.50	1,086	160,185
EURO STOXX Banks Index	Call	4/15/16	EUR	115.00	3,318	179,339
Health Care SPDR ETF	Call	4/15/16	USD	68.00	1,141	78,159
SPDR S&P 500 ETF Trust	Call	4/15/16	USD	207.00	18,872	2,340,128
CBOE Volatility Index	Call	4/20/16	USD	22.00	1,257	34,568
SPDR Gold Trust ETF[1]	Call	5/20/16	USD	125.00	2,005	177,443
CBOE Volatility Index	Call	6/15/16	USD	22.00	24,974	4,245,580
Financial Select Sector SPDR Fund	Call	6/17/16	USD	23.00	16,605	730,620
Health Care SPDR ETF	Call	6/17/16	USD	70.00	1,141	102,120
SPDR Gold Trust ETF[1]	Call	9/16/16	USD	125.00	7,000	2,103,500
U.S. Treasury Notes (10 Year)	Put	4/01/16	USD	130.00	634	69,344
U.S. Treasury Notes (10 Year)	Put	4/01/16	USD	130.25	317	59,437
Energy Select Sector SPDR Fund	Put	4/15/16	USD	59.00	4,048	113,344
EURO STOXX 50 Index	Put	4/15/16	EUR	3,000.00	503	269,584
EURO STOXX 50 Index	Put	4/15/16	EUR	3,025.00	324	217,153
FTSE 100 Index	Put	4/15/16	GBP	5,700.00	153	14,283

BLACKROCK FUNDS II	MARCH 31, 2016	43

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
HP, Inc.	Put	4/15/16	USD	10.00	5,020	$7,530
Rockwell Automation, Inc.	Put	4/15/16	USD	90.00	5,000	25,000
S&P 500 Index	Put	4/15/16	USD	1,940.00	40	5,800
Industrial Select Sector SPDR Fund	Put	5/06/16	USD	53.00	80,455	885,005
EURO STOXX 50 Index	Put	5/20/16	EUR	2,950.00	237	244,602
S&P 500 Index	Put	5/20/16	USD	2,040.00	110	369,050
Utilities SPDR ETF	Put	6/17/16	USD	48.00	7,548	649,128
Total						$13,352,132

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Barrier Options Purchased
Description	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price/Range		Notional Amount (000)		Value
USD Currency	Under-and-Out	Deutsche Bank AG	05/16/16	CNH	6.62	CNH	6.90	USD	35,354	$37,176
USD Currency	Down-and-Out	Deutsche Bank AG	04/26/16	MXN	17.30	MXN	16.80	USD	36,135	69,655
Total										$106,831

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Citibank N.A.	4/06/16	JPY	119.50	USD	34,000	—	$3
USD Currency	Call	Deutsche Bank AG	4/06/16	JPY	122.00	USD	34,000	—	3
USD Currency	Call	HSBC Bank PLC	4/13/16	SGD	1.50	USD	65,000	—	7
USD Currency	Call	BNP Paribas S.A.	4/22/16	TRY	2.95	USD	29,852	—	53,599
USD Currency	Call	BNP Paribas S.A.	4/22/16	TRY	2.90	USD	17,911	—	77,774
USD Currency	Call	Goldman Sachs International	4/26/16	BRL	3.75	USD	15,275	—	161,173
USD Currency	Call	Goldman Sachs International	4/28/16	ZAR	17.00	USD	25,106	—	18,822
USD Currency	Call	BNP Paribas S.A.	4/29/16	JPY	115.00	USD	63,900	—	214,461
USD Currency	Call	Deutsche Bank AG	4/29/16	JPY	115.00	USD	745,485	—	2,501,997
USD Currency	Call	Deutsche Bank AG	5/12/16	TWD	34.00	USD	46,500	—	15,666
USD Currency	Call	Goldman Sachs International	5/13/16	BRL	3.85	USD	20,500	—	212,419
USD Currency	Call	Deutsche Bank AG	5/19/16	KRW	1,165.00	USD	26,440	—	218,949
USD Currency	Call	Bank of America N.A.	5/20/16	SGD	1.43	USD	39,600	—	32,258
USD Currency	Call	BNP Paribas S.A.	5/20/16	TWD	32.60	USD	39,600	—	178,837
USD Currency	Call	JPMorgan Chase Bank N.A.	5/20/16	TWD	34.20	USD	48,810	—	19,294
		Morgan Stanley & Co.
USD Currency	Call	International PLC	5/20/16	SGD	1.50	USD	48,810	—	1,323
USD Currency	Call	Deutsche Bank AG	5/23/16	CNH	6.53	USD	159,460	—	1,064,411
USD Currency	Call	Deutsche Bank AG	5/23/16	JPY	115.00	USD	63,900	—	350,811
USD Currency	Call	JPMorgan Chase Bank N.A.	5/23/16	CNH	6.85	USD	207,300	—	321,315
USD Currency	Call	Deutsche Bank AG	5/24/16	JPY	115.00	USD	745,485	—	4,154,588
USD Currency	Call	BNP Paribas S.A.	6/17/16	CNY	6.80	USD	98,120	—	310,118
USD Currency	Call	Standard Chartered Bank	6/17/16	CNY	6.60	USD	98,120	—	639,036
USD Currency	Call	BNP Paribas S.A.	7/19/16	JPY	124.00	USD	65,000	—	73,509
USD Currency	Call	Deutsche Bank AG	7/19/16	JPY	124.00	USD	65,000	—	73,509
USD Currency	Call	JPMorgan Chase Bank N.A.	7/19/16	JPY	120.00	USD	65,000	—	200,551
GBP Currency	Call	Deutsche Bank AG	7/22/16	USD	1.47	GBP	124,915	—	4,150,168
USD Currency	Call	HSBC Bank PLC	8/09/16	CHF	1.05	USD	79,800	—	155,714
USD Currency	Call	Royal Bank of Scotland PLC	8/09/16	CHF	1.04	USD	160,780	—	375,534
USD Currency	Call	Bank of America N.A.	8/12/16	CNH	7.00	USD	64,500	—	265,392

44	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Deutsche Bank AG	8/12/16	CNY	7.00	USD	64,500	—	$265,392
USD Currency	Call	Deutsche Bank AG	8/12/16	CNH	7.25	USD	64,500	—	159,837
USD Currency	Call	BNP Paribas S.A.	8/15/16	SAR	3.79	USD	110,290	—	472,394
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	157,805	—	728,065
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	156,670	—	722,828
USD Currency	Call	Deutsche Bank AG	9/06/16	CHF	1.03	USD	82,420	—	351,546
USD Currency	Call	Deutsche Bank AG	9/06/16	CHF	1.08	USD	82,420	—	112,322
EUR Currency	Call	HSBC Bank PLC	9/27/16	CHF	1.15	EUR	50,000	—	224,042
USD Currency	Call	BNP Paribas S.A.	9/27/16	HKD	7.80	USD	127,160	—	354,751
S&P 500 Index[1]	Call	Goldman Sachs International	10/17/16	USD	2,004.40		—	126,771	2,109,504
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.05	USD	82,420	—	435,746
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.10	USD	35,323	—	83,897
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	6.75	USD	46,133	—	752,909
EUR Currency	Put	Deutsche Bank AG	4/01/16	USD	1.05	EUR	57,321	—	7
EUR Currency	Put	HSBC Bank PLC	4/01/16	USD	1.09	EUR	38,215	—	4
USD Currency	Put	Deutsche Bank AG	4/06/16	JPY	114.00	USD	34,000	—	526,711
EUR Currency	Put	Deutsche Bank AG	4/07/16	PLN	4.18	EUR	100,000	—	66,305
EUR Currency	Put	Deutsche Bank AG	4/11/16	USD	1.05	EUR	82,000	—	9
EUR Currency	Put	JPMorgan Chase Bank N.A.	4/11/16	USD	1.07	EUR	82,000	—	84
GBP Currency	Put	Bank of America N.A.	4/14/16	USD	1.41	GBP	9,300	—	28,141
KOSPI 200 Index	Put	Citibank N.A.	4/14/16	KRW	239.76		—	118,995,526	48,379
USD Currency	Put	Goldman Sachs International	4/15/16	MXN	18.00	USD	31,239	—	1,556,074
USD Currency	Put	BNP Paribas S.A.	4/19/16	JPY	112.00	USD	65,000	—	471,529
USD Currency	Put	HSBC Bank PLC	4/19/16	JPY	114.00	USD	65,000	—	1,178,606
EUR Currency	Put	Deutsche Bank AG	4/29/16	RUB	83.00	EUR	33,048	—	3,190,991
EUR Currency	Put	Deutsche Bank AG	5/17/16	RUB	82.00	EUR	29,439	—	2,525,045
CHF Currency	Put	Bank of America N.A.	6/17/16	JPY	122.00	CHF	100,000	—	4,545,151
CHF Currency	Put	Bank of America N.A.	6/17/16	JPY	118.00	CHF	100,000	—	2,105,195
CHF Currency	Put	BNP Paribas S.A.	6/17/16	JPY	116.00	CHF	99,000	—	1,311,561
CHF Currency	Put	JPMorgan Chase Bank N.A.	6/17/16	JPY	112.00	CHF	99,000	—	512,529
CHF Currency	Put	JPMorgan Chase Bank N.A.	6/17/16	JPY	108.00	CHF	23,838	—	48,350
GBP Currency	Put	Barclays Bank PLC	6/17/16	USD	1.40	GBP	32,500	—	731,938
GBP Currency	Put	Deutsche Bank AG	6/17/16	USD	1.45	GBP	65,370	—	2,707,776
USD Currency	Put	JPMorgan Chase Bank N.A.	6/24/16	JPY	114.00	USD	33,100	—	945,836
USD Currency	Put	JPMorgan Chase Bank N.A.	9/30/16	JPY	115.00	USD	33,100	—	1,482,503
Total									$46,597,198

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Goldman Sachs International	Call	1.15%	Receive	3-month LIBOR	8/26/16	USD	226,900	$865,129
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.20%	Receive	3-month LIBOR	10/13/16	USD	1,119,800	7,210,157
30-Year Interest Rate Swap	Citibank N.A.	Call	3.18%	Receive	3-month LIBOR	6/17/20	USD	37,740	9,059,208
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.00%	Pay	3-month LIBOR	9/06/16	USD	2,505,160	6,786,904
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.48%	Pay	3-month LIBOR	9/06/16	USD	2,505,160	1,151,848
30-Year Interest Rate Swap	Citibank N.A.	Put	3.18%	Pay	3-month LIBOR	6/17/20	USD	37,740	2,275,930
Total									$27,349,176

BLACKROCK FUNDS II	MARCH 31, 2016	45

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Nikkei 225 Index	Call	04/08/16	JPY	18,000.00	168	$(4,478)
EURO STOXX Banks Index	Call	04/15/16	EUR	120.00	3,318	(84,950)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	04/15/16	USD	82.00	6,552	(196,560)
CBOE Volatility Index	Call	04/20/16	USD	19.00	3,116	(163,590)
CBOE Volatility Index	Call	04/20/16	USD	18.00	6,232	(405,080)
CBOE Volatility Index	Call	04/20/16	USD	20.00	6,233	(264,903)
Alibaba Group Holding Ltd.	Call	04/29/16	USD	80.00	2,662	(541,717)
CBOE Volatility Index	Call	06/15/16	USD	27.00	24,974	(2,434,965)
Utilities SPDR ETF	Call	06/17/16	USD	48.00	7,548	(1,811,520)
SPDR Gold Trust ETF[1]	Call	09/16/16	USD	150.00	7,000	(346,500)
Rockwell Automation, Inc.	Put	04/15/16	USD	80.00	5,000	(150,000)
Industrial Select Sector SPDR Fund	Put	05/06/16	USD	50.00	80,455	(1,528,645)
Financial Select Sector SPDR Fund	Put	06/17/16	USD	23.00	16,605	(1,635,593)
Total						$(9,568,501)

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Deutsche Bank AG	4/06/16	JPY	119.50	USD	34,000	$(3)
USD Currency	Call	Goldman Sachs International	4/15/16	MXN	19.00	USD	31,239	(175)
USD Currency	Call	BNP Paribas S.A.	4/29/16	JPY	118.00	USD	63,900	(46,353)
USD Currency	Call	Deutsche Bank AG	4/29/16	JPY	118.00	USD	745,485	(540,775)
USD Currency	Call	Deutsche Bank AG	5/12/16	TWD	35.00	USD	46,500	(1,279)
USD Currency	Call	Bank of America N.A.	5/20/16	SGD	1.50	USD	48,810	(1,323)
USD Currency	Call	BNP Paribas S.A.	5/20/16	TWD	34.20	USD	48,810	(19,294)
USD Currency	Call	JPMorgan Chase Bank N.A.	5/20/16	TWD	32.60	USD	39,600	(178,838)
		Morgan Stanley & Co.
USD Currency	Call	International PLC	5/20/16	SGD	1.43	USD	39,600	(32,258)
USD Currency	Call	Deutsche Bank AG	5/23/16	JPY	118.00	USD	95,800	(164,757)
USD Currency	Call	Deutsche Bank AG	5/23/16	CNH	6.85	USD	207,300	(321,315)
USD Currency	Call	JPMorgan Chase Bank N.A.	5/23/16	CNH	6.53	USD	159,460	(1,064,412)
USD Currency	Call	Deutsche Bank AG	5/24/16	JPY	118.00	USD	1,118,215	(1,971,860)
USD Currency	Call	BNP Paribas S.A.	6/17/16	CNY	6.60	USD	98,120	(639,036)
USD Currency	Call	Standard Chartered Bank	6/17/16	CNY	6.80	USD	98,120	(310,118)
USD Currency	Call	Deutsche Bank AG	7/19/16	JPY	120.00	USD	65,000	(200,551)
USD Currency	Call	JPMorgan Chase Bank N.A.	7/19/16	JPY	124.00	USD	130,000	(147,017)
GBP Currency	Call	Deutsche Bank AG	7/22/16	USD	1.56	GBP	124,915	(917,154)
GBP Currency	Call	Deutsche Bank AG	7/22/16	USD	1.53	GBP	124,915	(1,604,504)
USD Currency	Call	UBS AG	8/09/16	CHF	1.05	USD	79,800	(155,714)
USD Currency	Call	UBS AG	8/09/16	CHF	1.04	USD	160,780	(375,534)
USD Currency	Call	Bank of America N.A.	8/12/16	CNH	7.25	USD	64,500	(127,787)
USD Currency	Call	Deutsche Bank AG	8/12/16	CNY	7.25	USD	64,500	(127,787)
USD Currency	Call	Deutsche Bank AG	8/12/16	CNH	7.00	USD	64,500	(303,118)
USD Currency	Call	Deutsche Bank AG	9/06/16	CHF	1.08	USD	82,420	(112,322)
USD Currency	Call	Deutsche Bank AG	9/06/16	CHF	1.03	USD	82,420	(351,546)
EUR Currency	Call	Deutsche Bank AG	9/27/16	CHF	1.15	EUR	50,000	(224,042)
USD Currency	Call	BNP Paribas S.A.	9/27/16	HKD	8.00	USD	127,160	(238,285)
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.10	USD	82,420	(187,061)
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	7.10	USD	46,133	(429,051)
EUR Currency	Put	HSBC Bank PLC	4/01/16	USD	1.05	EUR	57,321	(7)
USD Currency	Put	Deutsche Bank AG	4/06/16	JPY	116.50	USD	34,000	(1,253,277)
EUR Currency	Put	Deutsche Bank AG	4/11/16	USD	1.07	EUR	82,000	(84)

46	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Put	JPMorgan Chase Bank N.A.	4/11/16	USD	1.05	EUR	82,000	$(9)
USD Currency	Put	BNP Paribas S.A.	4/19/16	JPY	114.00	USD	65,000	(1,178,606)
USD Currency	Put	HSBC Bank PLC	4/19/16	JPY	112.00	USD	65,000	(471,530)
USD Currency	Put	Goldman Sachs International	4/26/16	BRL	3.55	USD	15,377	(214,292)
USD Currency	Put	Goldman Sachs International	4/28/16	ZAR	15.50	USD	25,106	(1,199,725)
EUR Currency	Put	Deutsche Bank AG	5/17/16	RUB	77.00	EUR	42,523	(1,567,928)
CHF Currency	Put	Bank of America N.A.	6/17/16	JPY	118.00	CHF	100,000	(2,105,195)
CHF Currency	Put	Bank of America N.A.	6/17/16	JPY	122.00	CHF	100,000	(4,545,151)
CHF Currency	Put	BNP Paribas S.A.	6/17/16	JPY	108.00	CHF	23,838	(48,350)
CHF Currency	Put	BNP Paribas S.A.	6/17/16	JPY	112.00	CHF	99,000	(512,529)
CHF Currency	Put	JPMorgan Chase Bank N.A.	6/17/16	JPY	116.00	CHF	99,000	(1,311,561)
GBP Currency	Put	Bank of America N.A.	6/17/16	USD	1.40	GBP	32,750	(737,569)
GBP Currency	Put	Barclays Bank PLC	6/17/16	USD	1.35	GBP	32,500	(399,610)
GBP Currency	Put	Deutsche Bank AG	6/17/16	USD	1.40	GBP	65,370	(1,472,210)
USD Currency	Put	JPMorgan Chase Bank N.A.	6/24/16	JPY	116.50	USD	33,100	(1,487,802)
USD Currency	Put	JPMorgan Chase Bank N.A.	9/30/16	JPY	117.50	USD	33,100	(2,031,767)

Total								$(31,330,471)

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Barclays Bank PLC	Call	0.76%	Pay	3-month LIBOR	10/13/16	USD	1,119,800	$(2,149,131)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	0.98%	Pay	3-month LIBOR	10/13/16	USD	1,119,800	(4,199,608)
10-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Call	2.20%	Pay	3-month LIBOR	6/19/17	USD	226,400	(11,672,668)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.20%	Pay	3-month LIBOR	6/26/17	USD	226,400	(11,686,075)
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.20%	Pay	3-month LIBOR	8/21/17	USD	300,000	(15,633,639)
5-Year Interest Rate Swap	Citibank N.A.	Call	0.50%	Pay	6-month EURIBOR	10/23/17	EUR	37,690	(808,361)
5-Year Interest Rate Swap	Citibank N.A.	Call	0.10%	Pay	6-month EURIBOR	10/27/17	EUR	93,160	(828,551)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Call	0.45%	Pay	6-month EURIBOR	11/20/17	EUR	56,000	(1,089,423)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	0.50%	Pay	6-month EURIBOR	12/08/17	EUR	75,000	(1,592,044)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.88%	Pay	3-month LIBOR	1/08/18	USD	748,000	(12,009,402)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.55%	Pay	3-month LIBOR	3/14/18	USD	750,100	(8,666,835)
2-Year Interest Rate Swap	Citibank N.A.	Call	0.90%	Pay	3-month LIBOR	4/03/18	USD	561,400	(3,073,850)
10-Year Interest Rate Swap	Goldman Sachs International	Put	2.15%	Receive	3-month LIBOR	8/26/16	USD	226,900	(1,154,828)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.24%	Receive	3-month LIBOR	9/06/16	USD	5,010,320	(5,875,201)
10-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	2.80%	Receive	3-month LIBOR	6/19/17	USD	226,400	(1,508,949)
10-Year Interest Rate Swap	Citibank N.A.	Put	2.80%	Receive	3-month LIBOR	6/26/17	USD	226,400	(1,554,379)
10-Year Interest Rate Swap	Goldman Sachs International	Put	3.20%	Receive	3-month LIBOR	8/21/17	USD	300,000	(1,269,768)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	6-month EURIBOR	10/23/17	EUR	75,380	(241,355)
5-Year Interest Rate Swap	Citibank N.A.	Put	0.50%	Receive	6-month EURIBOR	10/27/17	EUR	93,160	(840,652)

BLACKROCK FUNDS II	MARCH 31, 2016	47

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	6-month EURIBOR	10/27/17	EUR	186,350	$(609,498)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	0.95%	Receive	6-month EURIBOR	11/20/17	EUR	112,000	(448,734)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	6-month EURIBOR	12/07/17	EUR	113,380	(445,098)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.00%	Receive	6-month EURIBOR	12/08/17	EUR	150,000	(590,698)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.88%	Receive	3-month LIBOR	1/08/18	USD	748,000	(2,488,813)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.55%	Receive	3-month LIBOR	3/14/18	USD	750,100	(4,649,577)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.90%	Receive	3-month LIBOR	4/03/18	USD	561,400	(2,341,066)
Total									$(97,428,203)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	EUR	12,500	$(35,914)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Europe Series 21 Version 1	1.00%	6/20/19	BBB+	EUR	9,633	$20,531
iTraxx Europe Series 23 Version 1	1.00%	6/20/20	BBB+	EUR	19,014	32,767
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	502,829	10,403,211
iTraxx Europe Series 24 Version 1	1.00%	12/20/20	BBB+	EUR	38,449	782,728
iTraxx Financials Series 24 Version 1	1.00%	12/20/20	A	EUR	40,500	(82,410)
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	B+	USD	143,264	292,444
iTraxx Europe Crossover Series 25 Version 1	5.00%	6/20/21	B+	EUR	134,461	453,509
iTraxx Europe Series 25 Version 1	1.00%	6/20/21	BBB+	EUR	59,942	65,131
iTraxx Financials Series 25 Version 1	1.00%	6/20/21	A	EUR	194,720	(115,625)
Total						$11,852,286

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	53,840	$(50,510)
2.24%[2]	3-month Australian Bank Bill Rate	6/27/16[3]	6/27/17	AUD	408,848	361,798
2.23%[2]	6-month Australian Bank Bill Rate	6/27/16[3]	6/27/17	AUD	822,309	602,965
2.25%[2]	3-month Australian Bank Bill Rate	7/01/16[3]	7/01/17	AUD	819,945	728,328
0.65%[2]	3-month Canadian Bankers Acceptance	N/A	1/12/18	CAD	338,000	(1,147,241)

48	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.62%[2]	3-month Canadian Bankers Acceptance	N/A	1/14/18	CAD	338,000	$(1,295,191)
0.92%[2]	3-month LIBOR	3/01/17[3]	3/01/18	USD	1,243,819	(331,921)
1.14%[1]	3-month LIBOR	3/01/18[3]	3/01/19	USD	1,243,819	236,586
1.09%[1]	3-month LIBOR	7/06/16[3]	8/31/20	USD	786,300	1,846,977
0.99%[1]	3-month Canadian Bankers Acceptance	N/A	1/12/21	CAD	130,000	(157,231)
0.88%[1]	3-month Canadian Bankers Acceptance	N/A	1/14/21	CAD	130,000	398,158
0.04%[2]	6-month EURIBOR	N/A	2/11/21	EUR	15,000	14,390
0.02%[2]	6-month EURIBOR	N/A	2/15/21	EUR	29,660	(9,895)
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	19,850	959,339
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	15,182	(917,818)
0.94%[2]	6-month EURIBOR	N/A	12/09/25	EUR	44,550	2,187,666
0.94%[2]	6-month EURIBOR	N/A	12/09/25	EUR	28,140	1,389,857
0.94%[2]	6-month EURIBOR	N/A	12/09/25	EUR	28,130	1,390,966
1.53%[1]	3-month STIBOR	N/A	12/09/25	SEK	959,370	(5,350,769)
2.01%[2]	3-month LIBOR	N/A	1/12/26	USD	262,250	9,883,273
1.75%[2]	3-month LIBOR	N/A	3/21/26	USD	16,500	175,166
1.76%[2]	3-month LIBOR	N/A	3/29/26	USD	16,500	172,167
1.71%[2]	3-month LIBOR	N/A	3/31/26	USD	16,400	92,136
1.70%[2]	3-month LIBOR	N/A	4/01/26	USD	8,900	44,946
1.69%[2]	3-month LIBOR	N/A	4/04/26	USD	62,100	243,621
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	36,145	(2,401,775)
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	36,145	(2,492,107)
2.46%[1]	3-month LIBOR	N/A	1/15/46	USD	92,790	(7,413,039)
2.26%[2]	3-month LIBOR	N/A	2/10/46	USD	92,790	2,937,305
2.21%[1]	3-month LIBOR	N/A	3/09/46	USD	70,840	(1,307,375)
2.20%[1]	3-month LIBOR	N/A	3/22/46	USD	91,235	(1,417,540)
Total						$(626,768)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

        OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Altice Finco SA	5.00%	Citibank N.A.	12/20/16	EUR	2,660	$(99,462)	$(70,362)	$(29,100)
Numericable SFR SA	5.00%	Citibank N.A.	12/20/16	EUR	2,660	(101,266)	(89,960)	(11,306)
Stena AB	5.00%	Credit Suisse International	12/20/16	EUR	2,700	(50,393)	(43,560)	(6,833)
Banca Monte dei Paschi di
Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	45,056	36,018	9,038
iTraxx Asia ex-Japan IG
Series 16 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	(2,924)	55,056	(57,980)
Transocean Ltd.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,250	(29,099)	(5,787)	(23,312)
AK Steel Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	3,500	44,403	(28,297)	72,700
Banca Monte dei Paschi di
Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	1,550	112,259	59,186	53,073
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	3,000	(25,048)	109,368	(134,416)

BLACKROCK FUNDS II	MARCH 31, 2016	49

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Ireland	1.00%	Morgan Stanley Capital Services LLC	3/20/17	USD	7,500	$(62,619)	$278,226	$(340,845)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	86,815	(814,036)	(236)	(813,800)
Commonwealth of Australia	1.00%	UBS AG	6/20/17	USD	10,000	(118,766)	(9,052)	(109,714)
ArcelorMittal	5.00%	Goldman Sachs International	12/20/17	EUR	840	(34,446)	61,782	(96,228)
Volkswagen AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	1,255	(1,286)	12,834	(14,120)
Volkswagen AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	1,255	(1,287)	13,293	(14,580)
Volkswagen AG	1.00%	Morgan Stanley & Co. International PLC	12/20/17	EUR	2,510	(2,572)	21,526	(24,098)
Hitachi Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/17	JPY	500,000	(68,886)	(41,655)	(27,231)
Government of Japan	1.00%	HSBC Bank USA N.A.	12/20/17	USD	10,000	(156,211)	(42,277)	(113,934)
Ricoh Co. Ltd.	1.00%	UBS AG	3/20/18	JPY	500,000	(77,804)	79,168	(156,972)
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	USD	9,050	(70,477)	218,631	(289,108)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	11,830	(888,744)	777,026	(1,665,770)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	7,475	(25,537)	59,644	(85,181)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	8,090	(27,638)	73,108	(100,746)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	8,095	(27,655)	56,166	(83,821)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	9,590	(143,630)	(36,382)	(107,248)
Bayerische Motoren Werke AG	1.00%	Citibank N.A.	12/20/18	EUR	3,100	(57,027)	(1,556)	(55,471)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	20,560	(307,929)	(76,473)	(231,456)
JFE Holdings, Inc.	1.00%	Goldman Sachs International	3/20/19	JPY	1,000,000	(120,593)	(14,441)	(106,152)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	277,000	50,186	41,680	8,506
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	223,000	40,403	35,140	5,263
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	5,175	(107,008)	(115,646)	8,638
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	2,965	(61,310)	(60,651)	(659)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	2,960	(61,206)	(66,148)	4,942
Nippon Yusen Kabushiki Kaisha	1.00%	JPMorgan Chase Bank N.A.	6/20/19	JPY	500,000	(82,740)	(45,958)	(36,782)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	7,827	319,770	197,653	122,117
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	7,600	310,496	223,177	87,319
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	5,765	177,897	117,815	60,082
Boeing Co.	1.00%	Credit Suisse International	9/20/19	USD	20,000	(512,026)	(469,411)	(42,615)
General Mills, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	7,700	(240,162)	(182,332)	(57,830)
Boyd Gaming Corp.	5.00%	Citibank N.A.	6/20/20	USD	5,700	(588,498)	(270,846)	(317,652)
Boyd Gaming Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	5,300	(547,200)	(273,791)	(273,409)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	61,427	731,810	456,470	275,340
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	61,427	974,945	691,072	283,873
Boyd Gaming Corp.	5.00%	Citibank N.A.	9/20/20	USD	4,810	(475,064)	(424,512)	(50,552)
Barclays Bank PLC	1.00%	Bank of America N.A.	12/20/20	EUR	2,777	225,352	214,791	10,561
Cable & Wireless Ltd.	5.00%	Bank of America N.A.	12/20/20	EUR	180	(29,595)	(22,595)	(7,000)
Continental AG	1.00%	Bank of America N.A.	12/20/20	EUR	12,615	(312,411)	(208,872)	(103,539)
Credit Agricole SA	1.00%	Bank of America N.A.	12/20/20	EUR	2,128	69,691	177,196	(107,505)
Daimler AG	1.00%	Bank of America N.A.	12/20/20	EUR	624	(12,561)	1,021	(13,582)
Deutsche Bank AG	1.00%	Bank of America N.A.	12/20/20	EUR	3,902	591,834	282,690	309,144
Deutsche Bank AG	1.00%	Bank of America N.A.	12/20/20	EUR	3,902	591,833	295,915	295,918
Intesa Sanpaolo SpA	1.00%	Bank of America N.A.	12/20/20	EUR	10,520	91,761	32,674	59,087
Koninklijke KPN NV	1.00%	Bank of America N.A.	12/20/20	EUR	1,305	(43,288)	(33,198)	(10,090)

50	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Koninklijke KPN NV	1.00%	Bank of America N.A.	12/20/20	EUR	653	$(21,661)	$(15,570)	$(6,091)
Lanxess AG	1.00%	Bank of America N.A.	12/20/20	EUR	1,400	(14,307)	17,513	(31,820)
Lloyds TSB Bank PLC	1.00%	Bank of America N.A.	12/20/20	EUR	2,456	128,868	210,386	(81,518)
Royal Bank of Scotland PLC	1.00%	Bank of America N.A.	12/20/20	EUR	2,777	232,650	227,701	4,949
Sky PLC	1.00%	Bank of America N.A.	12/20/20	EUR	1,700	(12,275)	(10,054)	(2,221)
Sky PLC	1.00%	Bank of America N.A.	12/20/20	EUR	1,700	(12,275)	(10,054)	(2,221)
Solvay SA	1.00%	Bank of America N.A.	12/20/20	EUR	1,175	561	(7,678)	8,239
STMicroelectronics NV	1.00%	Bank of America N.A.	12/20/20	EUR	1,330	42,976	10,081	32,895
Wolters Kluwer NV	1.00%	Bank of America N.A.	12/20/20	EUR	990	(34,595)	(28,784)	(5,811)
Cable & Wireless Ltd.	5.00%	Barclays Bank PLC	12/20/20	EUR	982	(161,430)	(120,702)	(40,728)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	134	(334)	1,873	(2,207)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	133	(332)	1,859	(2,191)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	133	(332)	1,859	(2,191)
Clariant AG	1.00%	Barclays Bank PLC	12/20/20	EUR	133	(331)	1,987	(2,318)
CNH Industrial NV	5.00%	Barclays Bank PLC	12/20/20	EUR	770	(80,228)	(56,840)	(23,388)
Iberdrola International BV	1.00%	Barclays Bank PLC	12/20/20	EUR	500	(5,983)	1,851	(7,834)
ITV PLC	5.00%	Barclays Bank PLC	12/20/20	EUR	760	(156,189)	(138,670)	(17,519)
Koninklijke KPN NV	1.00%	Barclays Bank PLC	12/20/20	EUR	1,150	(38,147)	(26,600)	(11,547)
Lanxess AG	1.00%	Barclays Bank PLC	12/20/20	EUR	1,457	(14,890)	(2,863)	(12,027)
Rexel SA	5.00%	Barclays Bank PLC	12/20/20	EUR	173	(27,653)	(18,689)	(8,964)
Rexel SA	5.00%	Barclays Bank PLC	12/20/20	EUR	133	(21,201)	(16,723)	(4,478)
Société Générale SA	1.00%	Barclays Bank PLC	12/20/20	EUR	10,291	(127,017)	(30,398)	(96,619)
Solvay SA	1.00%	Barclays Bank PLC	12/20/20	EUR	350	167	(2,336)	2,503
STMicroelectronics NV	1.00%	Barclays Bank PLC	12/20/20	EUR	1,330	42,976	13,998	28,978
Total SA	1.00%	Barclays Bank PLC	12/20/20	EUR	3,300	(57,971)	191	(58,162)
Valeo SA	1.00%	Barclays Bank PLC	12/20/20	EUR	388	(6,287)	(1,332)	(4,955)
Banco Comercial Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	738	9,702	(12,297)	21,999
Barclays Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	2,456	199,303	262,483	(63,180)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/20	EUR	800	(1,996)	13,892	(15,888)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/20	EUR	267	(666)	1,361	(2,027)
GKN Holdings PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	1,600	38,202	35,013	3,189
Groupe Auchan SA	1.00%	BNP Paribas S.A.	12/20/20	EUR	1,400	(38,773)	(30,861)	(7,912)
HSBC Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	2,784	144,568	158,782	(14,214)
ITV PLC	5.00%	BNP Paribas S.A.	12/20/20	EUR	770	(158,244)	(143,333)	(14,911)
Pernod Ricard SA	1.00%	BNP Paribas S.A.	12/20/20	EUR	3,455	(72,315)	(32,148)	(40,167)
Pernod Ricard SA	1.00%	BNP Paribas S.A.	12/20/20	EUR	1,726	(36,127)	(18,766)	(17,361)
Royal Bank of Scotland PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	2,434	203,915	243,079	(39,164)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	8,220	199,424	199,378	46
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	4,650	112,813	117,596	(4,783)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	3,736	342,165	664,084	(321,919)
Banco Santander SA	1.00%	Citibank N.A.	12/20/20	EUR	2,505	205,829	197,855	7,974
Barclays Bank PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,777	225,352	166,711	58,641
Barclays Bank PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,458	199,465	132,437	67,028
Barclays Bank PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,456	199,303	120,657	78,646
BNP Paribas SA	1.00%	Citibank N.A.	12/20/20	EUR	2,667	(34,534)	(25,634)	(8,900)
CNH Industrial NV	5.00%	Citibank N.A.	12/20/20	EUR	2,580	(268,813)	(285,927)	17,114
CNH Industrial NV	5.00%	Citibank N.A.	12/20/20	EUR	1,373	(143,054)	(111,050)	(32,004)
Credit Agricole SA	1.00%	Citibank N.A.	12/20/20	EUR	4,258	139,448	245,714	(106,266)
Credit Agricole SA	1.00%	Citibank N.A.	12/20/20	EUR	2,300	(28,008)	(895)	(27,113)
Daimler AG	1.00%	Citibank N.A.	12/20/20	EUR	4,326	(87,081)	33,381	(120,462)
Daimler AG	1.00%	Citibank N.A.	12/20/20	EUR	3,200	(64,416)	(35,120)	(29,296)
Daimler AG	1.00%	Citibank N.A.	12/20/20	EUR	1,064	(21,418)	5,506	(26,924)

BLACKROCK FUNDS II	MARCH 31, 2016	51

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	1.00%	Citibank N.A.	12/20/20	EUR	592	$(11,916)	$969	$(12,885)
Groupe Auchan SA	1.00%	Citibank N.A.	12/20/20	EUR	5,000	(138,474)	(130,757)	(7,717)
HSBC Bank PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,784	144,568	111,428	33,140
ING Bank NV	1.00%	Citibank N.A.	12/20/20	EUR	2,128	42,534	112,743	(70,209)
Ladbrokes PLC	1.00%	Citibank N.A.	12/20/20	EUR	270	22,715	18,292	4,423
Lanxess AG	1.00%	Citibank N.A.	12/20/20	EUR	1,493	(15,319)	(4,364)	(10,955)
Lanxess AG	1.00%	Citibank N.A.	12/20/20	EUR	1,400	(14,307)	14,659	(28,966)
Lanxess AG	1.00%	Citibank N.A.	12/20/20	EUR	1,334	(13,633)	25,458	(39,091)
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,776	145,658	108,364	37,294
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,458	128,973	103,148	25,825
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,456	128,868	91,217	37,651
Melia Hotels International SA	5.00%	Citibank N.A.	12/20/20	EUR	850	(183,145)	(164,029)	(19,116)
Meliá Hotels International SA	5.00%	Citibank N.A.	12/20/20	EUR	800	(172,132)	(145,019)	(27,113)
Motorola Solutions, Inc.	1.00%	Citibank N.A.	12/20/20	EUR	652	(21,627)	(15,584)	(6,043)
Royal Bank of Scotland PLC	1.00%	Citibank N.A.	12/20/20	EUR	3,216	269,429	254,609	14,820
Royal Bank of Scotland PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,777	232,651	180,058	52,593
Royal Bank of Scotland PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,437	204,166	125,533	78,633
Royal Bank of Scotland PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,434	203,914	113,776	90,138
Santander Issuances SA Unipersonal	1.00%	Citibank N.A.	12/20/20	EUR	1,867	153,465	271,440	(117,975)
Sky PLC	1.00%	Citibank N.A.	12/20/20	EUR	3,410	(24,623)	(18,440)	(6,183)
Société Générale SA	1.00%	Citibank N.A.	12/20/20	EUR	3,100	(38,262)	(33,889)	(4,373)
Solvay SA	1.00%	Citibank N.A.	12/20/20	EUR	700	334	(4,631)	4,965
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/20	EUR	3,736	342,165	611,224	(269,059)
STMicroelectronics NV	1.00%	Citibank N.A.	12/20/20	EUR	1,320	42,653	13,248	29,405
Volkswagen AG	1.00%	Citibank N.A.	12/20/20	EUR	1,500	46,788	88,112	(41,324)
Volkswagen AG	1.00%	Citibank N.A.	12/20/20	EUR	1,180	36,807	80,083	(43,276)
Monitchem HoldCo 3 SA	5.00%	Credit Suisse International	12/20/20	EUR	1,006	(99,458)	(84,525)	(14,933)
Monitchem HoldCo 3 SA	5.00%	Credit Suisse International	12/20/20	EUR	754	(74,593)	(62,282)	(12,311)
New Look	5.00%	Credit Suisse International	12/20/20	EUR	910	(57,176)	(15,026)	(42,150)
New Look	5.00%	Credit Suisse International	12/20/20	EUR	390	(24,504)	(8,235)	(16,269)
Pernod Ricard SA	1.00%	Credit Suisse International	12/20/20	EUR	1,725	(36,106)	(14,812)	(21,294)
Rexel SA	5.00%	Credit Suisse International	12/20/20	EUR	532	(84,662)	(73,391)	(11,271)
Solvay SA	1.00%	Credit Suisse International	12/20/20	EUR	282	134	6,939	(6,805)
Standard Chartered PLC	1.00%	Credit Suisse International	12/20/20	EUR	1,476	135,181	116,553	18,628
Wolters Kluwer NV	1.00%	Credit Suisse International	12/20/20	EUR	1,970	(68,840)	(56,829)	(12,011)
Wolters Kluwer NV	1.00%	Credit Suisse International	12/20/20	EUR	1,590	(55,561)	(44,946)	(10,615)
Bayerische Motoren Werke AG	1.00%	Goldman Sachs International	12/20/20	EUR	3,200	(60,853)	(23,758)	(37,095)
Credit Suisse Group Funding Guernsey Ltd.	1.00%	Goldman Sachs International	12/20/20	EUR	2,300	53,560	9,686	43,874
GKN Holdings PLC	1.00%	Goldman Sachs International	12/20/20	EUR	800	19,101	22,372	(3,271)
Lanxess AG	1.00%	Goldman Sachs International	12/20/20	EUR	1,333	(13,623)	26,110	(39,733)
Melia Hotels International SA	5.00%	Goldman Sachs International	12/20/20	EUR	1,225	(263,578)	(231,215)	(32,363)
Metsä Board Oyj	5.00%	Goldman Sachs International	12/20/20	EUR	1,310	(268,046)	(252,934)	(15,112)

52	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Monitchem HoldCo 3 SA	5.00%	Goldman Sachs International	12/20/20	EUR	780	$(77,136)	$(30,545)	$(46,591)
Repsol SA	1.00%	Goldman Sachs International	12/20/20	EUR	1,600	122,762	237,600	(114,838)
Rexel SA	5.00%	Goldman Sachs International	12/20/20	EUR	1,330	(211,657)	(178,523)	(33,134)
Sky PLC	1.00%	Goldman Sachs International	12/20/20	EUR	1,700	(12,275)	(10,153)	(2,122)
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	6,050	146,778	65,367	81,411
Volkswagen AG	1.00%	Goldman Sachs International	12/20/20	EUR	1,210	37,742	62,838	(25,096)
Volkswagen AG	1.00%	Goldman Sachs International	12/20/20	EUR	1,210	37,742	63,387	(25,645)
Barclays Bank PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	3,194	259,191	267,848	(8,657)
Daimler AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	401	(8,072)	453	(8,525)
Deutsche Bank AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	5,142	780,072	840,195	(60,123)
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	11,260	(577)	243,202	(243,779)
Iberdrola International BV	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	2,000	(20,451)	5,362	(25,813)
ING Bank NV	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	4,258	85,109	151,798	(66,689)
ITV PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	770	(158,244)	(142,768)	(15,476)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,714	(17,517)	24,762	(42,279)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,333	(13,623)	27,612	(41,235)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,067	(10,904)	18,534	(29,438)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,067	(10,904)	18,534	(29,438)
Lloyds TSB Bank PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	3,194	167,591	195,102	(27,511)
Lloyds TSB Bank PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	2,784	146,078	142,738	3,340
Metsä Board Oyj	5.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,310	(268,046)	(252,934)	(15,112)
Pernod Ricard SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	795	(16,640)	(8,119)	(8,521)
Repsol International Finance BV	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	800	61,356	97,123	(35,767)
Santander Issuances SA Unipersonal	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	3,745	307,834	487,275	(179,441)
Statoil ASA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	1,600	(27,283)	19,139	(46,422)
Banco Santander SA	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	2,305	189,396	187,203	2,193
Cable & Wireless Ltd.	5.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	338	(55,595)	(42,445)	(13,150)
Daimler AG	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	2,623	(52,800)	14,908	(67,708)
Daimler AG	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	631	(12,702)	3,587	(16,289)
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	2,410	58,469	62,135	(3,666)
Wolters Kluwer NV	1.00%	Société Générale	12/20/20	EUR	1,440	(50,320)	(41,849)	(8,471)
Mitsubishi Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	475,732	(86,213)	(73,740)	(12,473)
Sumitomo Mitsui Banking Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	249,377	(29,145)	11,834	(40,979)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	320,235	(61,065)	(23,468)	(37,597)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(55,919)	(20,447)	(35,472)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(55,919)	(19,289)	(36,630)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(55,920)	(14,824)	(41,096)
Mitsubishi Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(53,144)	(40,269)	(12,875)

BLACKROCK FUNDS II	MARCH 31, 2016	53

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	586,510	$(78,482)	$(31,640)	$(46,842)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(39,241)	(11,328)	(27,913)
Sumitomo Mitsui Banking Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	JPY	253,165	(29,588)	20,025	(49,613)
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	1,522	5,479	56,466	(50,987)
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	761	2,739	25,664	(22,925)
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	761	2,740	31,457	(28,717)
Royal Caribbean Cruises Ltd.	5.00%	Barclays Bank PLC	12/20/20	USD	1,000	(141,704)	(128,506)	(13,198)
Valero Energy Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	6,274	89,462	114,288	(24,826)
Bank of America Corp.	1.00%	BNP Paribas S.A.	12/20/20	USD	5,100	(18,520)	(8,598)	(9,922)
Boyd Gaming Corp.	5.00%	BNP Paribas S.A.	12/20/20	USD	3,000	(282,266)	(218,832)	(63,434)
Citigroup, Inc.	1.00%	BNP Paribas S.A.	12/20/20	USD	5,100	(21,753)	11,860	(33,613)
Dow Chemical Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	5,000	(97,004)	(58,776)	(38,228)
EI du Pont de Nemours & Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	5,000	(133,278)	(119,056)	(14,222)
Halliburton Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	1,581	5,691	65,077	(59,386)
JPMorgan Chase & Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	5,100	(74,085)	(22,324)	(51,761)
JPMorgan Chase and Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	5,000	(72,632)	(28,852)	(43,780)
Morgan Stanley	1.00%	BNP Paribas S.A.	12/20/20	USD	5,100	(2,645)	14,123	(16,768)
Wells Fargo & Co.	1.00%	BNP Paribas S.A.	12/20/20	USD	5,100	(105,897)	(75,600)	(30,297)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	4,600	(432,809)	(335,543)	(97,266)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	2,000	(188,178)	(146,091)	(42,087)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	1,000	(94,089)	(66,958)	(27,131)
People’s Republic of China	1.00%	Citibank N.A.	12/20/20	USD	13,200	58,403	279,077	(220,674)
Westpac Banking Corp.	1.00%	Citibank N.A.	12/20/20	USD	10,000	30,672	(30,043)	60,715
Royal Caribbean Cruises Ltd.	5.00%	Credit Suisse International	12/20/20	USD	3,000	(425,112)	(445,964)	20,852
Macquarie Bank Ltd.	1.00%	Deutsche Bank AG	12/20/20	USD	2,300	68,107	171,270	(103,163)
Home Depot, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	12,725	(451,157)	(480,541)	29,384
Home Depot, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	9,545	(338,412)	(311,185)	(27,227)
Home Depot, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	9,544	(338,368)	(329,439)	(8,929)
Morgan Stanley	1.00%	Goldman Sachs International	12/20/20	USD	11,400	(5,911)	309,881	(315,792)
People’s Republic of China	1.00%	Goldman Sachs International	12/20/20	USD	6,400	28,317	86,536	(58,219)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/20	USD	12,700	(259,158)	(205,668)	(53,490)
Target Corp.	1.00%	Goldman Sachs International	12/20/20	USD	9,544	(342,496)	(306,668)	(35,828)
Target Corp.	1.00%	Goldman Sachs International	12/20/20	USD	9,544	(342,487)	(306,779)	(35,708)
Target Corp.	1.00%	Goldman Sachs International	12/20/20	USD	6,363	(228,324)	(219,055)	(9,269)
Target Corp.	1.00%	Goldman Sachs International	12/20/20	USD	6,362	(228,316)	(210,434)	(17,882)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	40,809	(3,405)	44,214
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	12,048	49,165	(53,073)	102,238
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	7,952	32,452	(38,591)	71,043
AutoZone, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	12,700	(430,418)	(393,218)	(37,200)
Barrick Gold Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	10,100	277,045	403,672	(126,627)

54	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	$(147,791)	$(169,916)	$22,125
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	(147,791)	(167,659)	19,868
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	15,800	(164,845)	100,488	(265,333)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	11,500	45,749	(39,834)	85,583
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	39,782	(25,550)	65,332
CSX Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	6,350	(185,879)	(164,768)	(21,111)
Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	(98,944)	5,154	(104,098)
EI du Pont de Nemours & Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	(135,944)	(70,497)	(65,447)
Halliburton Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	2,909	10,471	82,647	(72,176)
Halliburton Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	2,216	7,977	91,215	(83,238)
Halliburton Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,365	4,914	50,641	(45,727)
Home Depot, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	19,088	(676,736)	(684,566)	7,830
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	66,662	(12,894)	79,556
Royal Caribbean Cruises Ltd.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,000	(708,520)	(462,870)	(245,650)
Royal Caribbean Cruises Ltd.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	3,100	(439,283)	(436,192)	(3,091)
Royal Caribbean Cruises Ltd.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	3,100	(439,282)	(402,545)	(36,737)
Target Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	19,088	(684,974)	(612,076)	(72,898)
Halliburton Co.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	1,585	5,705	49,850	(44,145)
Société Générale SA	1.00%	Bank of America N.A.	6/20/21	EUR	5,900	324,165	361,832	(37,667)
Ladbrokes Group Finance PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	755	77,636	66,642	10,994
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	8,374	257,022	235,833	21,189
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	3,001	92,109	165,258	(73,149)
TDC, Class A	1.00%	BNP Paribas S.A.	6/20/21	EUR	2,200	25,325	25,080	245
Valeo SA	1.00%	BNP Paribas S.A.	6/20/21	EUR	2,612	(34,830)	(34,135)	(695)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/21	EUR	5,770	627,810	617,747	10,063
Tui AG	5.00%	Citibank N.A.	6/20/21	EUR	962	(183,769)	(187,482)	3,713
ArcelorMittal	5.00%	Credit Suisse International	6/20/21	EUR	1,710	72,640	90,837	(18,197)
Dry Mix Solutions Investissements SAS	5.00%	Credit Suisse International	6/20/21	EUR	1,300	(200,102)	(176,731)	(23,371)
ITV PLC	5.00%	Credit Suisse International	6/20/21	EUR	3,000	(656,914)	(646,316)	(10,598)
Techem GmbH	5.00%	Credit Suisse International	6/20/21	EUR	750	(157,175)	(158,366)	1,191
Techem GmbH	5.00%	Credit Suisse International	6/20/21	EUR	500	(104,784)	(107,766)	2,982
Barclays Bank PLC	1.00%	Goldman Sachs International	6/20/21	EUR	5,610	524,522	477,546	46,976
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	6/20/21	EUR	1,992	(3,162)	112,085	(115,247)
Standard Chartered Bank	1.00%	Goldman Sachs International	6/20/21	EUR	1,770	191,770	201,001	(9,231)
Vodafone Group PLC	1.00%	Goldman Sachs International	6/20/21	EUR	7,500	(23,410)	(49,753)	26,343
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	8,535	(163,923)	(165,032)	1,109
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	1,462	(8,874)	(8,976)	102
Lloyds TSB Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	5,510	345,034	323,030	22,004
Republic of South Africa	1.00%	Bank of America N.A.	6/20/21	USD	25,397	2,429,398	2,766,713	(337,315)
Federation of Malaysia	1.00%	Barclays Bank PLC	6/20/21	USD	72,200	1,863,953	2,039,615	(175,662)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	59,455	5,687,281	6,733,833	(1,046,552)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	28,585	2,734,352	3,016,312	(281,960)

BLACKROCK FUNDS II	MARCH 31, 2016	55

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00%	Barclays Bank PLC	6/20/21	USD	25,200	$2,206,722	$2,525,682	$(318,960)
Viacom, Inc.	1.00%	Barclays Bank PLC	6/20/21	USD	6,000	264,094	283,926	(19,832)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	14,955	1,430,549	1,715,125	(284,576)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	14,730	1,409,026	1,603,121	(194,095)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	15,611	1,493,252	1,667,008	(173,756)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	508	48,594	54,648	(6,054)
Russian Federation	1.00%	Citibank N.A.	6/20/21	USD	34,600	3,029,865	3,361,963	(332,098)
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	6/20/21	USD	18,870	223,503	194,331	29,172
Republic of South Africa	1.00%	Goldman Sachs International	6/20/21	USD	14,755	1,411,418	1,695,100	(283,682)
Viacom, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	2,000	88,031	96,479	(8,448)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	16,355	1,564,469	1,830,263	(265,794)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	16,050	1,535,293	1,855,320	(320,027)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	9,985	97,187	104,747	(7,560)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	36,494	3,490,902	3,929,647	(438,745)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	65,799	162,408	371,159	(208,751)
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	43,000	1,096,155	1,345,329	(249,174)
Hewlett-Packard Co.	1.00%	Morgan Stanley & Co. International PLC	6/20/21	USD	12,420	469,273	474,448	(5,175)
CMBX.NA Series 7 AA	1.50%	Goldman Sachs International	1/17/47	USD	2,292	101,518	161,609	(60,091)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	8,000	359,765	360,343	(578)
CMBX.NA Series 9 A	2.00%	J.P. Morgan Securities LLC	9/17/58	USD	2,050	251,545	291,182	(39,637)
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	USD	6,070	744,820	793,876	(49,056)
Total						$27,533,856	$41,966,720	$(14,432,864)

        OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Noble Group Ltd.	1.00%	Barclays Bank PLC	6/20/16	B+	USD	2,500	$(107,874)	$(39,421)	$(68,453)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	950	(46,879)	(168,991)	122,112
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	(28,588)	(38,466)	9,878
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	750	(37,010)	(74,339)	37,329
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	86,815	814,036	21,645	792,391
SAS AB	5.00%	Goldman Sachs International	12/20/17	Not Rated	EUR	920	(29,580)	(34,632)	5,052
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	6,750	80,499	(183,077)	263,576
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	105	817	(3,325)	4,142
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	4,630	84,243	8,848	75,395
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	A-	EUR	7,670	937,521	1,109,535	(172,014)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	A-	EUR	10,970	1,340,887	1,572,574	(231,687)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	A-	EUR	5,480	669,832	789,150	(119,318)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	150,226	214,684	(64,458)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	150,226	218,855	(68,629)

56	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SAS AB	5.00%	Goldman Sachs International	6/20/19	Not Rated	EUR	3,400	$(290,103)	$(313,965)	$23,862
AK Steel Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/19	CCC+	USD	3,500	(1,159,699)	(247,103)	(912,596)
Altice Finco SA	5.00%	Citibank N.A.	12/20/19	B-	EUR	670	56,285	7,946	48,339
AK Steel Corp.	5.00%	Citibank N.A.	3/20/20	CCC+	USD	1,450	(506,927)	(133,805)	(373,122)
Transocean Ltd.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	5,100	(1,960,178)	(875,400)	(1,084,778)
Transocean Ltd.	1.00%	Goldman Sachs International	3/20/20	BB+	USD	5,200	(1,998,613)	(1,435,167)	(563,446)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	61,427	(731,810)	(529,108)	(202,702)
People’s Republic of China	1.00%	Barclays Bank PLC	9/20/20	AA-	USD	10,000	(15,447)	(72,532)	57,085
People’s Republic of China	1.00%	Goldman Sachs International	9/20/20	AA-	USD	10,000	(15,448)	(76,700)	61,252
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	61,427	(974,945)	(602,042)	(372,903)
Altice Finco SA	5.00%	Citibank N.A.	12/20/20	B-	EUR	767	53,524	20,241	33,283
Altice Finco SA	5.00%	Citibank N.A.	12/20/20	B-	EUR	333	23,193	8,771	14,422
Anglo American Capital PLC	5.00%	Barclays Bank PLC	12/20/20	BB	EUR	1,020	(64,401)	(61,302)	(3,099)
Anglo American Capital PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/20	BB	EUR	1,300	(82,080)	(79,149)	(2,931)
Assicurazioni Generali SpA	1.00%	Bank of America N.A.	12/20/20	Not Rated	EUR	10,520	(116,021)	(136,416)	20,395
BNP Paribas SA	1.00%	Barclays Bank PLC	12/20/20	A	EUR	10,291	133,254	55,046	78,208
Casino Guichard Perrachon SA	1.00%	Barclays Bank PLC	12/20/20	BB+	EUR	2,383	(250,620)	(178,163)	(72,457)
Casino Guichard Perrachon SA	1.00%	Barclays Bank PLC	12/20/20	BB+	EUR	1,170	(123,049)	684	(123,733)
Casino Guichard Perrachon SA	1.00%	Barclays Bank PLC	12/20/20	BB+	EUR	585	(61,524)	(43,987)	(17,537)
Casino Guichard Perrachon SA	1.00%	Barclays Bank PLC	12/20/20	BB+	EUR	520	(54,689)	50,732	(105,421)
Casino Guichard Perrachon SA	1.00%	Goldman Sachs International	12/20/20	BB+	EUR	1,180	(124,101)	(74,713)	(49,388)
Casino Guichard Perrachon SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BB+	EUR	672	(70,674)	(50,527)	(20,147)
Fiat Finance North America, Inc.	5.00%	Bank of America N.A.	12/20/20	BB	EUR	278	23,352	25,160	(1,808)
Fiat Finance North America, Inc.	5.00%	Bank of America N.A.	12/20/20	BB	EUR	3	223	240	(17)
Fiat Finance North America, Inc.	5.00%	Barclays Bank PLC	12/20/20	BB	EUR	574	48,165	57,160	(8,995)
Fiat Finance North America, Inc.	5.00%	Barclays Bank PLC	12/20/20	BB	EUR	410	34,403	40,828	(6,425)
Fiat Industrial Finance Europe SA	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR	255	26,602	28,083	(1,481)
iTraxx Asia ex-Japan IG Series 24 Version 1	1.00%	Goldman Sachs International	12/20/20	A-	USD	20,000	(232,878)	(527,811)	294,933
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	10,000	(355,333)	(663,342)	308,009
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	20,000	(710,665)	(1,200,552)	489,887
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	20,000	(710,665)	(1,287,325)	576,660
Tesco PLC	1.00%	Barclays Bank PLC	12/20/20	BB+	EUR	1,700	(138,477)	(154,776)	16,299
Volkswagen AG	1.00%	Barclays Bank PLC	12/20/20	BBB+	EUR	28,000	(873,371)	(1,595,587)	722,216
Anglo American Capital PLC	5.00%	Credit Suisse International	6/20/21	BB	EUR	1,710	(140,698)	(138,870)	(1,828)
Anglo American Capital PLC	5.00%	Goldman Sachs International	6/20/21	BB	EUR	1,260	(103,074)	(112,191)	9,117
Federative Republic of Brazil	1.00%	Barclays Bank PLC	6/20/21	BB	USD	18,000	(2,105,877)	(2,059,122)	(46,755)
Glencore Finance Europe SA	1.00%	Credit Suisse International	6/20/21	BBB-	EUR	6,500	(1,311,368)	(1,320,471)	9,103
Republic of Indonesia	1.00%	Barclays Bank PLC	6/20/21	BB+	USD	17,336	(815,642)	(913,248)	97,606
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,575	(68,098)	(255,711)	187,613

BLACKROCK FUNDS II	MARCH 31, 2016	57

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,940	$(73,532)	$(291,592)	$218,060
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,935	(73,457)	(270,669)	197,212
CMBX.NA Series 7 AA	1.50%	Credit Suisse International	1/17/47	AA-	USD	2,292	(101,517)	(189,649)	88,132
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	1,925	(53,953)	(266,378)	212,425
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	6,150	(623,771)	(658,277)	34,506
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	6,140	(622,757)	(943,126)	320,369
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	6,110	(619,714)	(939,704)	319,990
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	6,070	(615,657)	(683,963)	68,306
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	3,100	(314,421)	(376,559)	62,138
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	3,090	(313,407)	(370,390)	56,983
CMBX.NA Series 8 A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	1,530	(155,182)	(165,296)	10,114
CMBX.NA Series 8 AA	1.50%	Goldman Sachs International	10/17/57	Not Rated	USD	5,640	(403,954)	(568,934)	164,980
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	Not Rated	USD	5,350	(925,650)	(566,888)	(358,762)
CMBX.NA Series 8 BBB-	3.00%	Credit Suisse International	10/17/57	Not Rated	USD	2,670	(461,960)	(282,123)	(179,837)
CMBX.NA Series 9 A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	1,871	(229,627)	(235,888)	6,261
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	3,100	(380,386)	(439,779)	59,393
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	3,090	(379,158)	(535,345)	156,187
CMBX.NA Series 9 A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	59	(7,194)	(9,646)	2,452
CMBX.NA Series 9 BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	6,190	(1,195,063)	(1,200,937)	5,874
CMBX.NA Series 9 BBB-	3.00%	Goldman Sachs International	9/17/58	Not Rated	USD	7,570	(1,461,491)	(1,868,059)	406,568
CMBX.NA Series 9 BBB-	3.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	4,920	(949,872)	(1,223,284)	273,412
Total							$(21,750,841)	$(23,537,640)	$1,786,799

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.44%[1]	1-day COOIS	Credit Suisse International	N/A	5/23/16	COP	498,136,980	$(40,109)	—	$(40,109)
6.64%[1]	1-day COOIS	Credit Suisse International	N/A	8/22/16	COP	334,116,267	6,676	—	6,676
1.94%[1]	3-month KRW Certificate of Deposit	Bank of America N.A.	N/A	2/10/17	KRW	114,660,301	431,232	$531	430,701
1.91%[1]	3-month KRW Certificate of Deposit	Barclays Bank PLC	N/A	2/10/17	KRW	89,180,233	317,887	463	317,424
1.94%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	2/10/17	KRW	222,950,584	847,257	1,007	846,250
1.91%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	2/10/17	KRW	87,587,729	312,208	455	311,753

58	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.96%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	2/11/17	KRW	160,621,152	$657,295	$646	$ 656,649
1.82%[1]	3-month KRW Certificate of Deposit	JPMorgan Chase Bank N.A.	N/A	3/13/17	KRW	160,000,000	472,754	1,051	471,703
1.92%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	89,814,566	634,574	192,543	442,031
1.69%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	89,814,566	(331,602)	—	(331,602)
2.26%[1]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	11/12/17	CNY	509,000	(2,591)	80	(2,671)
4.30%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/07/17	MXN	195,818	47,078	257	46,821
4.30%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/18/17	MXN	2,231,717	556,173	2,609	553,564
1.71%[2]	6-month WIBOR	Barclays Bank PLC	N/A	3/06/18	PLN	337,130	(280,682)	—	(280,682)
1.71%[2]	6-month WIBOR	BNP Paribas S.A.	N/A	3/06/18	PLN	358,015	(298,070)	—	(298,070)
1.73%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	N/A	3/06/18	PLN	1,034,285	(969,664)	—	(969,664)
4.55%[2]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	338,099	21,020	3,262	17,758
1.74%[2]	6-month WIBOR	Goldman Sachs International	N/A	3/23/18	PLN	473,851	(477,390)	—	(477,390)
1.76%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	N/A	3/23/18	PLN	426,149	(456,912)	—	(456,912)
2.02%[2]	6-month WIBOR	Morgan Stanley Capital Services LLC	N/A	6/03/18	PLN	525,060	(3,085,111)	—	(3,085,111)
1.47%[1]	6-month WIBOR	Barclays Bank PLC	6/15/16[3]	6/15/18	PLN	640,000	(24,616)	—	(24,616)
1.51%[1]	6-month WIBOR	Barclays Bank PLC	6/15/16[3]	6/15/18	PLN	556,546	(73,833)	—	(73,833)
1.48%[1]	6-month WIBOR	Barclays Bank PLC	6/15/16[3]	6/15/18	PLN	277,511	(87,512)	—	(87,512)
1.47%[1]	6-month WIBOR	Barclays Bank PLC	6/15/16[3]	6/15/18	PLN	228,481	(83,977)	—	(83,977)
1.40%[1]	6-month WIBOR	BNP Paribas S.A.	6/15/16[3]	6/15/18	PLN	284,360	(200,990)	—	(200,990)
1.45%[1]	6-month WIBOR	Citibank N.A.	6/15/16[3]	6/15/18	PLN	537,010	(239,419)	—	(239,419)
1.45%[1]	6-month WIBOR	Citibank N.A.	6/15/16[3]	6/15/18	PLN	537,005	(253,431)	—	(253,431)
1.41%[1]	6-month WIBOR	Goldman Sachs International	6/15/16[3]	6/15/18	PLN	563,443	(368,842)	—	(368,842)
1.46%[1]	6-month WIBOR	HSBC Bank PLC	6/15/16[3]	6/15/18	PLN	583,654	(229,750)	—	(229,750)
1.46%[1]	6-month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/18	PLN	679,425	(285,181)	—	(285,181)
1.51%[1]	6-month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/18	PLN	575,460	(68,833)	—	(68,833)
1.44%[1]	6-month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/18	PLN	526,325	(262,127)	—	(262,127)
1.51%[1]	6-month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/18	PLN	287,627	(45,663)	—	(45,663)
1.42%[1]	6-month WIBOR	Morgan Stanley & Co. International PLC	6/15/16[3]	6/15/18	PLN	274,288	(165,237)	—	(165,237)
1.41%[1]	6-month WIBOR	UBS AG	6/15/16[3]	6/15/18	PLN	284,485	(193,654)	—	(193,654)
2.26%[2]	6-month WIBOR	Morgan Stanley Capital Services LLC	N/A	6/18/18	PLN	890,305	(6,705,964)	—	(6,705,964)
2.25%[2]	6-month WIBOR	Citibank N.A.	N/A	6/19/18	PLN	92,970	(704,602)	—	(704,602)
1.91%[2]	6-month BUBOR	Citibank N.A.	N/A	6/26/18	HUF	457,090	(54,965)	—	(54,965)
1.86%[2]	6-month BUBOR	Citibank N.A.	N/A	7/27/18	HUF	6,267,742	(719,245)	—	(719,245)
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	239,344	(40,413)	540	(40,953)
4.77%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	12/05/18	MXN	132,651	(6,813)	277	(7,090)

BLACKROCK FUNDS II	MARCH 31, 2016	59

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.70%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/06/18	MXN	132,651	$11,501	$262	$ 11,239
4.76%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	12/06/18	MXN	132,651	(283)	274	(557)
1.24%[2]	6-month BUBOR	Goldman Sachs International	6/15/16[3]	6/15/19	HUF	19,112,270	(688,160)	—	(688,160)
7.15%[2]	1-day MIBOR	HSBC Bank PLC	N/A	6/04/20	INR	1,810,344	(781,230)	198	(781,428)
5.41%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/01/21	MXN	1,229,892	542,963	(10,260)	553,223
11.41%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	51,522	1,942,779	—	1,942,779
12.05%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	29,995	(808,184)	—	(808,184)
11.07%[2]	1-day BZDIOVER	Goldman Sachs Bank USA	N/A	1/04/21	BRL	39,379	1,703,402	—	1,703,402
11.84%[1]	1-day BZDIOVER	HSBC Bank PLC	N/A	1/04/21	BRL	20,077	(607,299)	—	(607,299)
12.05%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	56,607	(1,537,368)	—	(1,537,368)
11.08%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	17,228	742,431	—	742,431
11.72%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	1,450	(47,194)	—	(47,194)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	5,230	(602,434)	—	(602,434)
1.82%[2]	6-month WIBOR	Barclays Bank PLC	6/15/16[3]	6/15/21	PLN	270,000	(186,074)	—	(186,074)
5.84%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	378,409	(108,784)	(1,701)	(107,083)
5.85%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	164,526	(42,040)	(742)	(41,298)
5.55%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/13/25	MXN	240,337	(378,691)	(1,028)	(377,663)
5.88%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/28/25	MXN	131,789	(26,972)	(638)	(26,334)
5.95%[1]	28-day MXIBTIIE	Credit Suisse International	N/A	1/29/25	MXN	250,370	14,691	(1,234)	15,925
3.05%[1]	6-month WIBOR	Morgan Stanley Capital Services LLC	N/A	6/18/25	PLN	295,605	7,528,800	—	7,528,800
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	301,428	442,529	(1,461)	443,990
6.32%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	604,966	875,323	(2,928)	878,251
6.32%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	8/06/25	MXN	904,077	1,227,750	(4,332)	1,232,082
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	309,728	(430,464)	1,431	(431,895)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	309,728	(430,464)	1,431	(431,895)
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	1,149,713	(1,584,016)	5,308	(1,589,324)
6.27%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/05/25	MXN	35,971	38,962	(486)	39,448
5.96%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	1/30/26	MXN	897,535	(320,503)	(12,182)	(308,321)
6.23%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	2/23/26	MXN	645,533	526,325	(2,138)	528,463
6.24%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	2/23/26	MXN	752,824	664,397	(2,510)	666,907
2.38%[2]	6-month WIBOR	Barclays Bank PLC	6/15/16[3]	6/15/26	PLN	122,230	(440,359)	—	(440,359)
2.34%[2]	6-month WIBOR	Barclays Bank PLC	6/15/16[3]	6/15/26	PLN	61,838	(163,365)	—	(163,365)
2.33%[2]	6-month WIBOR	Barclays Bank PLC	6/15/16[3]	6/15/26	PLN	60,956	(139,073)	—	(139,073)
2.30%[2]	6-month WIBOR	BNP Paribas S.A.	6/15/16[3]	6/15/26	PLN	63,980	(107,549)	—	(107,549)
2.32%[2]	6-month WIBOR	Citibank N.A.	6/15/16[3]	6/15/26	PLN	119,546	(258,389)	—	(258,389)
2.32%[2]	6-month WIBOR	Citibank N.A.	6/15/16[3]	6/15/26	PLN	119,546	(267,004)	—	(267,004)
2.34%[2]	6-month WIBOR	Citibank N.A.	6/15/16[3]	6/15/26	PLN	45,967	(121,437)	—	(121,437)
2.31%[2]	6-month WIBOR	Goldman Sachs International	6/15/16[3]	6/15/26	PLN	125,750	(226,486)	—	(226,486)

60	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.31%[2]	6-month WIBOR	Goldman Sachs International	6/15/16[3]	6/15/26	PLN	2,045	$ (3,683)	—	$ (3,683)
2.36%[2]	6-month WIBOR	HSBC Bank PLC	6/15/16[3]	6/15/26	PLN	130,564	(391,973)	—	(391,973)
2.36%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/26	PLN	125,541	(391,973)	—	(391,973)
2.34%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/26	PLN	124,609	(329,196)	—	(329,196)
2.35%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/26	PLN	118,004	(325,920)	—	(325,920)
2.36%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	6/15/16[3]	6/15/26	PLN	62,025	(193,659)	—	(193,659)
2.33%[2]	6-month WIBOR	Morgan Stanley & Co. International PLC	6/15/16[3]	6/15/26	PLN	61,990	(141,431)	—	(141,431)
2.31%[2]	6-month WIBOR	UBS AG	6/15/16[3]	6/15/26	PLN	64,630	(116,404)	—	(116,404)
2.32%[2]	6-month BUBOR	JPMorgan Chase Bank N.A.	9/21/16[3]	9/21/26	HUF	16,336,015	(990,210)	—	(990,210)
0.75%[2]	Change in Return of the Consumer Price Index for All Urban Consumers	Bank of America N.A.	N/A	2/15/45	USD	30,035	(3,745,497)	—	(3,745,497)
Total							$(13,124,959)	$170,985	$(13,295,944)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.
[3]	Forward swap.

OTC Total Return Swaps

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)/ Contract Amount			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Everlight Electronics Co.	3-month LIBOR plus 0.50%	Citibank N.A.	4/13/16	TWD	425		$ 59,901	—	$ 59,901
iBoxx Euro Corporate	3-month EURIBOR	Goldman Sachs International	6/20/16	EUR	27,550		207,344	—	207,344
iBoxx Euro Corporate	3-month EURIBOR	JPMorgan Chase Bank N.A.	6/20/16	EUR	27,495		209,849	—	209,849
Schlumberger NV	3-month LIBOR minus 0.25%[1]	BNP Paribas S.A.	6/30/16	USD	97	[2]	(429,830)	—	(429,830)
Market Vector Semiconductor ETF	3-month LIBOR minus 0.75%	Bank of America N.A.	12/30/16	USD	63		(164,320)	—	(164,320)
Market Vector Semiconductor ETF	3-month LIBOR minus 1.10%	BNP Paribas S.A.	12/30/16	USD	63		(370,112)	—	(370,112)
Schlumberger NV	3-month LIBOR minus 0.25%	BNP Paribas S.A.	12/30/16	USD	35		(139,210)	—	(139,210)
iShares JPMorgan USD Emerging Mark	1-month LIBOR minus 1.35%	Citibank N.A.	3/22/17	USD	680		(48,538)	—	(48,538)
Total							$(674,916)	—	$(674,916)

[1]	Fund pays the total return of the reference entity and receives the floating rate. Net payment made at termination.
[2]	Contract amount shown.

BLACKROCK FUNDS II	MARCH 31, 2016	61

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Basket Swaps1

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Depreciation	Net Value of Reference Entities
Equity Securities Long/Short	Bank of America N.A.	4/12/17	$6,837,194	$(285,610)[2]	$6,542,563

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-175 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Week

USD 1 Week

[2]	Amount includes $9,021 of dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of March 31, 2016, expiration date 4/12/17:
	Shares	Value
Reference Entity — Long
AA PLC	72,143	$273,818
Altice NV, Class A	34,119	606,064
Eurobank Ergasias SA	1,688,592	1,475,284
Hellenic Telecommunications Organization SA	398,001	3,582,248
Ladbrokes PLC	690,244	1,154,140
Numericable-SFR SAS	48,105	2,020,294
Smurfit Kappa Group PLC	46,423	1,197,201
Total Reference Entity — Long		10,309,049

	Shares	Value
Reference Entity — Short
Anglo American PLC	(161,172)	$(1,270,723)
APERAM SA	(33,485)	(1,275,746)
Banco Bilbao Vizcaya Argentaria SA	(86,065)	(568,311)
Banco Popular Espanol SA	(241,993)	(628,046)
Banco Popular Espanol SA Rights	(945,132)	(23,660)
Total Reference Entity — Short		(3,766,486)
Net Value of Reference Entity — Bank of America N.A.		$6,542,563

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

62	BLACKROCK FUNDS II	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

		Level 1	Level 2	Level 3	Total

	Assets:
	Investments:
	Long-Term Investments:
	Asset-Backed Securities	—	$2,677,534,451	$599,716,066	$3,277,250,517
	Common Stocks[1]	$85,699,035	1,886,056	17,341	87,602,432
	Corporate Bonds	—	2,461,698,472	2,935,762	2,464,634,234
	Floating Rate Loan Interests	—	507,047,443	71,230,456	578,277,899
	Foreign Agency Obligations	—	230,275,209	—	230,275,209
	Foreign Government Obligations	—	4,704,725,748	—	4,704,725,748
	Investment Companies	998,606,594	—	—	998,606,594
	Non-Agency Mortgage-Backed Securities	—	2,119,295,927	334,002,365	2,453,298,292
	Preferred Securities	73,459,459	404,711,965	3,057,702	481,229,126
	Taxable Municipal Bonds	—	1,080,433,781	—	1,080,433,781
	U.S. Government Sponsored Agency Securities	—	10,707,619,238	5,595,434	10,713,214,672
	U.S. Treasury Obligations	—	4,913,496,409	—	4,913,496,409
	Short-Term Securities:
	Borrowed Bond Agreements	—	3,204,075,235	—	3,204,075,235
	Money Market Funds	4,274,634,584	102,378,401	—	4,377,012,985
	Options Purchased:
	Equity Contracts	13,223,351	2,157,883	—	15,381,234
	Foreign Currency Exchange Contracts	—	44,546,146	—	44,546,146
	Interest Rate Contracts	128,781	27,349,176	—	27,477,957
	Liabilities:
	Investments:
	TBA Sale Commitments	—	(8,684,290,895)	—	(8,684,290,895)
	Borrowed Bonds	—	(3,217,905,537)	—	(3,217,905,537)

	Total	$5,445,751,804	$21,287,035,108	$1,016,555,126	$27,749,342,038

[1]	See above ConsolidatedSchedule of Investments for values in each country.

		Level 1	Level 2	Level 3	Total

	Derivative Financial Instruments[1]
	Assets:
	Commodity contracts	$1,165,555	—	—	$1,165,555
	Credit contracts	—	$22,412,805	—	22,412,805
	Equity contracts	450,825	477,094	—	927,919
	Foreign currency exchange contracts	—	80,032,406	—	80,032,406
	Interest rate contracts	3,544,075	44,053,914	—	47,597,989
	Liabilities:
	Commodity contracts	(893,273)	—	—	(893,273)
	Credit contracts	—	(23,242,498)	—	(23,242,498)
	Equity contracts	(12,084,195)	(1,437,620)	—	(13,521,815)
	Foreign currency exchange contracts	—	(348,049,199)	—	(348,049,199)
	Interest rate contracts	(31,609,163)	(155,830,981)	—	(187,440,144)

	Total	$(39,426,176)	$(381,584,079)	—	$(421,010,255)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK FUNDS II	MARCH 31, 2016	63

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.

As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$32,541,066	—	—	$32,541,066
Foreign currency at value	224,946,006	—	—	224,946,006
Cash pledged:
Collateral — borrowed bond agreements	1,199,000	—	—	1,199,000
Collateral — OTC derivatives	72,190,000	—	—	72,190,000
Futures contracts	113,414,170	—	—	113,414,170
Centrally cleared swaps	73,913,080	—	—	73,913,080
Liabilities:
Reverse repurchase agreements	—	$(2,015,014,124)	—	(2,015,014,124)
Collateral on securities loaned at value	—	(102,378,401)	—	(102,378,401)
Cash received:
Collateral — OTC derivatives	—	(7,910,000)	—	(7,910,000)
Collateral — TBA commitments	—	(2,107,726)	—	(2,107,726)

Total	$518,203,322	$(2,127,410,251)	—	$(1,609,206,929)

During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	U.S. Government Sponsored Agency Securities	Warrants	Total

Assets:
Opening Balance, as of December 31, 2015	$722,864,341	$17,341	$20,044,954	$105,507,179	$339,389,921	$3,012,761	$812,448	$644,786	$1,192,293,731
Transfers into Level 3	16,033,423	—	—	—	19,319,806	—	—	—	35,353,229
Transfers out of Level 3[1]	(81,752,761)	—	(14,541,761)	(34,045,772)	(64,005,702)	—	(812,448)	—	(195,158,444)
Accrued discounts/premiums	659,356	—	11,157	(25,764)	412,582	—	—	—	1,057,331
Net realized gain (loss)	(4,477,335)	—	172,622	—	400,025	—	—	478,867	(3,425,821)
Net change in unrealized appreciation (depreciation)[2]	(18,449,222)	—	(357,511)	(205,187)	(5,835,541)	44,941	135,434	(349,995)	(25,017,081)
Purchases	6,409,843	—	832,000	—	82,123,180	—	5,460,000	—	94,825,023
Sales	(41,571,577)	—	(3,225,699)	—	(37,801,908)	—	—	(773,658)	(83,372,842)

Closing Balance, as of March 31, 2016	$599,716,068	$17,341	$2,935,762	$71,230,456	$334,002,363	$3,057,702	$5,595,434	—	$1,016,555,126

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[2]	$(20,533,429)	—	$(357,511)	$(205,187)	$(6,355,862)	$44,941	$135,434	—	$(27,271,614)

[1]

As of December 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

64	BLACKROCK FUNDS II	MARCH 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 23, 2016